REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY
These performance results do not reflect any applicable surrender charges. Past performance is no guarantee of future results.

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1999   December 31, 2000   in Unit Value
                                           ------------------  ------------------  --------------
 MFS REGATTA CONTRACTS:
   Capital Appreciation Series --
    Level 1..............................       $49.8052            $43.5138          (12.63)%
   Capital Appreciation Series --
    Level 2..............................        20.1338             17.6165          (12.50)
   Government Securities Series --
    Level 1..............................        17.3110             19.1452           10.60
   Government Securities Series --
    Level 2..............................        11.1316             12.3292           10.76
   High Yield Series -- Level 1..........        23.0560             21.1985           (8.06)
   High Yield Series -- Level 2..........        11.7136             10.7858           (7.92)
   Managed Sectors Series -- Level 1.....        55.3202             43.1986          (21.91)
   Managed Sectors Series -- Level 2.....        24.9629             19.5219          (21.80)
   Money Market Series -- Level 1........        14.0901             14.7250            4.51
   Money Market Series -- Level 2........        11.1554             11.6753            4.66
   Total Return Series -- Level 1........        26.9360             31.0297           15.20
   Total Return Series -- Level 2........        13.5253             15.6038           15.37
   Global Governments Series --
    Level 1..............................        17.4756             17.4601           (0.09)
   Global Governments Series --
    Level 2..............................        10.4903             10.4696           (0.20)
 MFS REGATTA GOLD CONTRACTS:
   Bond Series...........................       $10.2650            $11.1632            8.75 %
   Capital Appreciation Series...........        45.4986             39.7512          (12.63)
   Capital Opportunities Series..........        25.0521             23.5054           (6.17)
   Massachusetts Investors Trust
    Series...............................        33.5203             33.0944           (1.27)
   Emerging Growth Series................        39.9489             31.8797          (20.20)
   Equity Income Series..................        10.9848             14.1123           28.47
   Foreign & Colonial Emerging Markets
    Equity Series........................        11.2207              8.5507          (23.80)
   International Growth Series...........        12.6829             11.5330           (9.07)
   International Growth and Income
    Series...............................        15.2129             14.6479           (3.71)
   Government Securities Series..........        14.5981             16.1449           10.60
   High Yield Series.....................        18.9861             17.4566           (8.06)
   Managed Sectors Series................        46.5671             36.3635          (21.91)
   Massachusetts Investors Growth Stock
    Series...............................        16.0186             14.8314           (7.41)
   Money Market Series...................        12.6229             13.1917            4.51
   New Discovery Series..................        16.6274             16.4626           (0.99)
   Research Series.......................        29.0316             27.4545           (5.43)
   Research Growth and Income Series.....        14.0374             14.2743            1.69
   Research International Series.........        14.2620             12.9474           (9.22)
   Strategic Income Series...............        12.1979             10.4119          (14.64)
   Technology Series.....................        10.0000*             7.2306          (27.69)
   Total Return Series...................        22.4371             25.8470           15.20
   Utilities Series......................        28.5407             30.1152            5.52
   Global Asset Allocation Series........        18.4932             17.8190           (3.65)
   Global Governments Series.............        14.2506             14.2380           (0.09)
   Global Growth Series..................        29.1523             24.9770          (14.32)
   Global Total Return Series............        18.3636             18.5311            0.91
   Strategic Growth Series...............        12.1979             10.8282          (11.23)
   Global Telecommunications Series......        10.0000*             7.2836          (27.16)
   Mid Cap Growth Series.................        10.0000*             9.2484           (7.52)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1999   December 31, 2000   in Unit Value
                                           ------------------  ------------------  --------------
 MFS REGATTA CLASSIC CONTRACTS:
   Bond Series...........................       $10.1232            $11.0360             9.02%
   Capital Appreciation Series...........        20.0351             17.5473           (12.42)
   Capital Opportunities Series..........        23.3171             21.9313            (5.94)
   Massachusetts Investors Trust
    Series...............................        16.6602             16.4889            (1.03)
   Emerging Growth Series................        26.4915             21.1925           (20.00)
   Equity Income Series..................        11.2502             14.4888            28.79
   Foreign & Colonial Emerging Markets
    Equity Series........................        11.8522              9.0542           (23.61)
   International Growth Series...........        13.1278             11.9669            (8.84)
   International Growth and Income
    Series...............................        14.7561             14.2429            (3.48)
   Government Securities Series..........        11.1508             12.3626            10.87
   High Yield Series.....................        11.8516             10.9236            (7.83)
   Managed Sectors Series................        24.2876             19.0125           (21.72)
   Massachusetts Investors Growth Stock
    Series...............................        16.0843             14.9288            (7.18)
   Money Market Series...................        11.1757             11.7080             4.76
   New Discovery Series..................        16.6956             16.5708            (0.75)
   Research Series.......................        17.5948             16.6799            (5.20)
   Research Growth and Income Series.....        13.8731             14.1418             1.94
   Research International Series.........        16.8662             15.3492            (8.99)
   Strategic Income Series...............        11.2108             10.3918            (7.31)
   Technology Series.....................        10.0000*             7.2387           (27.61)
   Total Return Series...................        13.3948             15.4684            15.48
   Utilities Series......................        19.2810             20.3946             5.78
   Global Asset Allocation Series........        13.5725             13.1098            (3.41)
   Global Governments Series.............        10.7398             10.7567             0.16
   Global Growth Series..................        21.3313             18.3211           (14.11)
   Global Total Return Series............        14.0077             14.1702             1.16
   Strategic Growth Series...............        11.2108              9.9709           (11.06)
   Global Telecommunications Series......        10.0000*             7.2889           (27.11)
   Mid Cap Growth Series.................        10.0000*             9.2506            (7.49)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                         Unit Value
                                           --------------------------------------  Percent Change
                                           December 31, 1999   December 31, 2000   in Unit Value
                                           ------------------  ------------------  --------------
 MFS REGATTA PLATINUM CONTRACTS:
   Bond Series...........................       $10.0963            $10.9776             8.73%
   Capital Appreciation Series...........        14.8295             12.9537           (12.65)
   Capital Opportunities Series..........        15.7265             14.7527            (6.19)
   Massachusetts Investors Trust
    Series...............................        11.4075             11.2603            (1.29)
   Emerging Growth Series................        20.0771             16.0186           (20.21)
   Equity Income Series..................        11.1059             14.2652            28.45
   Foreign & Colonial Emerging Markets
    Equity Series........................        12.2711              9.3494           (23.81)
   International Growth Series...........        12.4412             11.3110            (9.08)
   International Growth and Income
    Series...............................        11.9538             11.5075            (3.73)
   Government Securities Series..........        10.0675             11.1320            10.57
   High Yield Series.....................        10.0101              9.2019            (8.07)
   Managed Sectors Series................        19.3732             15.1253           (21.93)
   Massachusetts Investors Growth Stock
    Series...............................        15.9430             14.7585            (7.43)
   Money Market Series...................        10.5145             10.9862             4.49
   New Discovery Series..................        16.4450             16.2788            (1.01)
   Research Series.......................        13.4883             12.7530            (5.45)
   Research Growth and Income Series.....        11.0284             11.2123             1.67
   Research International Series.........        14.4906             13.1523            (9.24)
   Strategic Income Series...............        12.0212             10.3225           (14.13)
   Technology Series.....................        10.0000*             7.2300           (27.70)
   Total Return Series...................        10.4327             12.0159            15.18
   Utilities Series......................        14.1367             14.9137             5.50
   Global Asset Allocation Series........        11.3461             10.9303            (3.66)
   Global Governments Series.............        10.5290             10.5176            (0.11)
   Global Growth Series..................        16.9623             14.5301           (14.34)
   Global Total Return Series............        11.1787             11.2785             0.89
   Strategic Growth Series...............        12.0212             10.6697           (11.24)
   Global Telecommunications Series......        10.0000*             7.1839           (28.16)
   Mid Cap Growth Series.................        10.0000*             9.2479            (7.52)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 MFS REGATTA EXTRA CONTRACTS:
   Bond Series -- Level 1................        $10.0000             $10.7940             7.94%
   Bond Series -- Level 2................         10.0000              10.7836             7.84
   Bond Series -- Level 3................         10.0000              10.7767             7.77
   Bond Series -- Level 4................         10.0000              10.7662             7.66
   Capital Appreciation Series --
    Level 1..............................         10.0000               8.8067           (11.93)
   Capital Appreciation Series --
    Level 2..............................         10.0000               8.7981           (12.02)
   Capital Appreciation Series --
    Level 3..............................         10.0000               8.7924           (12.08)
   Capital Appreciation Series --
    Level 4..............................         10.0000               8.7838           (12.16)
   Capital Opportunities Series --
    Level 1..............................         10.0000               9.3555            (6.44)
   Capital Opportunities Series --
    Level 2..............................         10.0000               9.3464            (6.54)
   Capital Opportunities Series --
    Level 3..............................         10.0000               9.3402            (6.60)
   Capital Opportunities Series --
    Level 4..............................         10.0000               9.3310            (6.69)
   Massachusetts Investors Trust
    Series -- Level 1....................         10.0000              10.0762             0.76
   Massachusetts Investors Trust
    Series -- Level 2....................         10.0000              10.0663             0.66
   Massachusetts Investors Trust
    Series -- Level 3....................         10.0000              10.0598             0.60
   Massachusetts Investors Trust
    Series -- Level 4....................         10.0000              10.0499             0.50
   Emerging Growth Series -- Level 1.....         10.0000               8.7059           (12.94)
   Emerging Growth Series -- Level 2.....         10.0000               8.6973           (13.03)
   Emerging Growth Series -- Level 3.....         10.0000               8.6916           (13.08)
   Emerging Growth Series -- Level 4.....         10.0000               8.6831           (13.17)
   Equity Income Series -- Level 1.......         10.0000              12.5910            25.91
   Equity Income Series -- Level 2.......         10.0000              12.5789            25.79
   Equity Income Series -- Level 3.......         10.0000              12.5708            25.71
   Equity Income Series -- Level 4.......         10.0000              12.5586            25.59
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 1.............         10.0000               8.1666           (18.33)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 2.............         10.0000               8.1587           (18.41)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 3.............         10.0000               8.1534           (18.47)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 4.............         10.0000               8.1455           (18.54)
   International Growth Series --
    Level 1..............................         10.0000               9.3003            (7.00)
   International Growth Series --
    Level 2..............................         10.0000               9.2913            (7.09)
   International Growth Series --
    Level 3..............................         10.0000               9.2852            (7.15)
   International Growth Series --
    Level 4..............................         10.0000               9.2762            (7.24)
   International Growth and Income
    Series -- Level 1....................         10.0000               9.7297            (2.70)
   International Growth and Income
    Series -- Level 2....................         10.0000               9.7205            (2.80)
   International Growth and Income
    Series -- Level 3....................         10.0000               9.7143            (2.86)
   International Growth and Income
    Series -- Level 4....................         10.0000               9.7051            (2.95)
   Government Securities Series --
    Level 1..............................         10.0000              10.7679             7.68
   Government Securities Series --
    Level 2..............................         10.0000              10.7573             7.57
   Government Securities Series --
    Level 3..............................         10.0000              10.7502             7.50
   Government Securities Series --
    Level 4..............................         10.0000              10.7396             7.40
   High Yield Series -- Level 1..........         10.0000               9.2152            (7.85)
   High Yield Series -- Level 2..........         10.0000               9.2064            (7.94)
   High Yield Series -- Level 3..........         10.0000               9.2005            (7.99)
   High Yield Series -- Level 4..........         10.0000               9.1916            (8.08)
   Managed Sectors Series -- Level 1.....         10.0000               8.2945           (17.06)
   Managed Sectors Series -- Level 2.....         10.0000               8.2864           (17.14)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                           Unit Value
                                            ----------------------------------------  Percent Change
                                            Beginning of Period*  December 31, 2000   in Unit Value
                                            --------------------  ------------------  --------------
 MFS REGATTA EXTRA CONTRACTS: -- CONTINUED
   Managed Sectors Series -- Level 3....          $10.0000             $ 8.2810           (17.19)%
   Managed Sectors Series -- Level 4....           10.0000               8.2729           (17.27)
   Massachusetts Investors Growth Stock
    Series -- Level 1...................           10.0000               9.4222            (5.78)
   Massachusetts Investors Growth Stock
    Series -- Level 2...................           10.0000               9.4130            (5.87)
   Massachusetts Investors Growth Stock
    Series -- Level 3...................           10.0000               9.4068            (5.93)
   Massachusetts Investors Growth Stock
    Series -- Level 4...................           10.0000               9.3976            (6.02)
   Money Market Series -- Level 1.......           10.0000              10.3184             3.18
   Money Market Series -- Level 2.......           10.0000              10.3084             3.08
   Money Market Series -- Level 3.......           10.0000              10.3018             3.02
   Money Market Series -- Level 4.......           10.0000              10.2918             2.92
   New Discovery Series -- Level 1......           10.0000              10.3314             3.31
   New Discovery Series -- Level 2......           10.0000              10.3213             3.21
   New Discovery Series -- Level 3......           10.0000              10.3146             3.15
   New Discovery Series -- Level 4......           10.0000              10.3044             3.04
   Research Series -- Level 1...........           10.0000               9.4985            (5.01)
   Research Series -- Level 2...........           10.0000               9.4892            (5.11)
   Research Series -- Level 3...........           10.0000               9.4830            (5.17)
   Research Series -- Level 4...........           10.0000               9.4737            (5.26)
   Research Growth and Income Series --
    Level 1.............................           10.0000              10.2001             2.00
   Research Growth and Income Series --
    Level 2.............................           10.0000              10.1903             1.90
   Research Growth and Income Series --
    Level 3.............................           10.0000              10.1838             1.84
   Research Growth and Income Series --
    Level 4.............................           10.0000              10.1739             1.74
   Research International Series --
    Level 1.............................           10.0000               9.2229            (7.77)
   Research International Series --
    Level 2.............................           10.0000               9.2139            (7.86)
   Research International Series --
    Level 3.............................           10.0000               9.2080            (7.92)
   Research International Series --
    Level 4.............................           10.0000               9.1989            (8.01)
   Strategic Income Series -- Level 1...           10.0000              10.2398             2.40
   Strategic Income Series -- Level 2...           10.0000              10.2299             2.30
   Strategic Income Series -- Level 3...           10.0000              10.2234             2.23
   Strategic Income Series -- Level 4...           10.0000              10.2135             2.13
   Technology Series -- Level 1..........          10.0000               7.2283           (27.72)
   Technology Series -- Level 2..........          10.0000               7.2234           (27.77)
   Technology Series -- Level 3..........          10.0000               7.2201           (27.80)
   Technology Series -- Level 4..........          10.0000               7.2151           (27.85)
   Total Return Series -- Level 1.......           10.0000              11.4353            14.35
   Total Return Series -- Level 2.......           10.0000              11.4242            14.24
   Total Return Series -- Level 3.......           10.0000              11.4169            14.17
   Total Return Series -- Level 4.......           10.0000              11.4058            14.06
   Utilities Series -- Level 1..........           10.0000              10.4779             4.78
   Utilities Series -- Level 2..........           10.0000              10.4676             4.68
   Utilities Series -- Level 3..........           10.0000              10.4608             4.61
   Utilities Series -- Level 4..........           10.0000              10.4505             4.51
   Global Asset Allocation Series --
    Level 1.............................           10.0000               9.8099            (1.90)
   Global Asset Allocation Series --
    Level 2.............................           10.0000               9.8001            (2.00)
   Global Asset Allocation Series --
    Level 3.............................           10.0000               9.7937            (2.06)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                          Unit Value
                                            ----------------------------------------  Percent Change
                                            Beginning of Period*  December 31, 2000   in Unit Value
                                            --------------------  ------------------  --------------
 MFS REGATTA EXTRA CONTRACTS: -- CONTINUED
   Global Asset Allocation Series --
    Level 4.............................          $10.0000             $ 9.7841            (2.16)%
   Global Governments Series --
    Level 1.............................           10.0000              10.3268             3.27
   Global Governments Series --
    Level 2.............................           10.0000              10.3167             3.17
   Global Governments Series --
    Level 3.............................           10.0000              10.3100             3.10
   Global Governments Series --
    Level 4.............................           10.0000              10.2999             3.00
   Global Growth Series -- Level 1......           10.0000               9.0816            (9.18)
   Global Growth Series -- Level 2......           10.0000               9.0727            (9.27)
   Global Growth Series -- Level 3......           10.0000               9.0668            (9.33)
   Global Growth Series -- Level 4......           10.0000               9.0579            (9.42)
   Global Total Return Series --
    Level 1.............................           10.0000              10.1186             1.19
   Global Total Return Series --
    Level 2.............................           10.0000              10.1087             1.09
   Global Total Return Series --
    Level 3.............................           10.0000              10.1022             1.02
   Global Total Return Series --
    Level 4.............................           10.0000              10.0923             0.92
   Strategic Growth Series -- Level 1...           10.0000               8.5749           (14.25)
   Strategic Growth Series -- Level 2...           10.0000               8.5665           (14.33)
   Strategic Growth Series -- Level 3...           10.0000               8.5609           (14.39)
   Strategic Growth Series -- Level 4...           10.0000               8.5525           (14.47)
   Global Telecommunications Series --
    Level 1.............................           10.0000               7.2821           (27.18)
   Global Telecommunications Series --
    Level 2.............................           10.0000               7.2788           (27.21)
   Global Telecommunications Series --
    Level 3.............................           10.0000               7.2767           (27.23)
   Global Telecommunications Series --
    Level 4.............................           10.0000               7.2734           (27.27)
   Mid Cap Growth Series -- Level 1.....           10.0000               9.2420            (7.58)
   Mid Cap Growth Series -- Level 2.....           10.0000               9.2379            (7.62)
   Mid Cap Growth Series -- Level 3.....           10.0000               9.2351            (7.65)
   Mid Cap Growth Series -- Level 4.....           10.0000               9.2310            (7.69)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 MFS REGATTA ACCESS CONTRACTS:
   Bond Series -- Level 1................        $10.0000             $10.5347             5.35%
   Bond Series -- Level 3................         10.0000              10.5230             5.23
   Bond Series -- Level 4................         10.0000              10.5160             5.16
   Bond Series -- Level 5................         10.0000              10.5113             5.11
   Bond Series -- Level 6................         10.0000              10.5043             5.04
   Capital Appreciation Series --
    Level 1..............................         10.0000               8.1552           (18.45)
   Capital Appreciation Series --
    Level 2..............................         10.0000               8.1499           (18.50)
   Capital Appreciation Series --
    Level 3..............................         10.0000               8.1463           (18.54)
   Capital Appreciation Series --
    Level 4..............................         10.0000               8.1410           (18.59)
   Capital Appreciation Series --
    Level 5..............................         10.0000               8.1375           (18.63)
   Capital Appreciation Series --
    Level 6..............................         10.0000               8.1322           (18.68)
   Capital Opportunities Series --
    Level 1..............................         10.0000               8.5007           (14.99)
   Capital Opportunities Series --
    Level 2..............................         10.0000               8.4951           (15.05)
   Capital Opportunities Series --
    Level 3..............................         10.0000               8.4913           (15.09)
   Capital Opportunities Series --
    Level 4..............................         10.0000               8.4856           (15.14)
   Capital Opportunities Series --
    Level 5..............................         10.0000               8.4818           (15.18)
   Capital Opportunities Series --
    Level 6..............................         10.0000               8.4762           (15.24)
   Massachusetts Investors Trust
    Series -- Level 1....................         10.0000               9.5952            (4.05)
   Massachusetts Investors Trust
    Series -- Level 2....................         10.0000               9.5887            (4.11)
   Massachusetts Investors Trust
    Series -- Level 3....................         10.0000               9.5843            (4.16)
   Massachusetts Investors Trust
    Series -- Level 4....................         10.0000               9.5777            (4.22)
   Massachusetts Investors Trust
    Series -- Level 5....................         10.0000               9.5734            (4.27)
   Massachusetts Investors Trust
    Series -- Level 6....................         10.0000               9.5668            (4.33)
   Emerging Growth Series -- Level 1.....         10.0000               7.7668           (22.33)
   Emerging Growth Series -- Level 2.....         10.0000               7.7615           (22.39)
   Emerging Growth Series -- Level 3.....         10.0000               7.7579           (22.42)
   Emerging Growth Series -- Level 4.....         10.0000               7.7526           (22.47)
   Emerging Growth Series -- Level 5.....         10.0000               7.7491           (22.51)
   Emerging Growth Series -- Level 6.....         10.0000               7.7437           (22.56)
   Equity Income Series -- Level 1.......         10.0000              11.7525            17.53
   Equity Income Series -- Level 2.......         10.0000              11.7453            17.45
   Equity Income Series -- Level 3.......         10.0000              11.7405            17.40
   Equity Income Series -- Level 4.......         10.0000              11.7333            17.33
   Equity Income Series -- Level 5.......         10.0000              11.7284            17.28
   Equity Income Series -- Level 6.......         10.0000              11.7212            17.21
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 1.............         10.0000               8.3380           (16.62)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 2.............         10.0000               8.3333           (16.67)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 3.............         10.0000               8.3301           (16.70)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 4.............         10.0000               8.3254           (16.75)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 5.............         10.0000               8.3222           (16.78)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 6.............         10.0000               8.3175           (16.83)
   International Growth Series --
    Level 1..............................         10.0000               9.1340            (8.66)
   International Growth Series --
    Level 3..............................         10.0000               9.1242            (8.76)
   International Growth Series --
    Level 4..............................         10.0000               9.1183            (8.82)
   International Growth Series --
    Level 5..............................         10.0000               9.1144            (8.86)
   International Growth Series --
    Level 6..............................         10.0000               9.1085            (8.92)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                            Unit Value
                                             ----------------------------------------  Percent Change
                                             Beginning of Period*  December 31, 2000   in Unit Value
                                             --------------------  ------------------  --------------
 MFS REGATTA ACCESS CONTRACTS: -- CONTINUED
   International Growth and Income
    Series -- Level 1....................          $10.0000             $ 9.5757            (4.24)%
   International Growth and Income
    Series -- Level 3....................           10.0000               9.5657            (4.34)
   International Growth and Income
    Series -- Level 4....................           10.0000               9.5597            (4.40)
   International Growth and Income
    Series -- Level 5....................           10.0000               9.5558            (4.44)
   International Growth and Income
    Series -- Level 6....................           10.0000               9.5498            (4.50)
   Government Securities Series --
    Level 3..............................           10.0000              10.5268             5.27
   Government Securities Series --
    Level 4..............................           10.0000              10.5206             5.21
   Government Securities Series --
    Level 5..............................           10.0000              10.5164             5.16
   Government Securities Series --
    Level 6..............................           10.0000              10.5102             5.10
   High Yield Series -- Level 1..........           10.0000               9.1975            (8.02)
   High Yield Series -- Level 2..........           10.0000               9.1912            (8.09)
   High Yield Series -- Level 3..........           10.0000               9.1871            (8.13)
   High Yield Series -- Level 4..........           10.0000               9.1808            (8.19)
   High Yield Series -- Level 5..........           10.0000               9.1766            (8.23)
   High Yield Series -- Level 6..........           10.0000               9.1703            (8.30)
   Managed Sectors Series -- Level 2.....           10.0000               8.4348           (15.65)
   Managed Sectors Series -- Level 3.....           10.0000               8.4311           (15.69)
   Managed Sectors Series -- Level 4.....           10.0000               8.4256           (15.74)
   Managed Sectors Series -- Level 5.....           10.0000               8.4219           (15.78)
   Managed Sectors Series -- Level 6.....           10.0000               8.4164           (15.84)
   Massachusetts Investors Growth Stock
    Series -- Level 1....................           10.0000               8.7095           (12.91)
   Massachusetts Investors Growth Stock
    Series -- Level 2....................           10.0000               8.7036           (12.96)
   Massachusetts Investors Growth Stock
    Series -- Level 3....................           10.0000               8.6997           (13.00)
   Massachusetts Investors Growth Stock
    Series -- Level 4....................           10.0000               8.6939           (13.06)
   Massachusetts Investors Growth Stock
    Series -- Level 5....................           10.0000               8.6900           (13.10)
   Massachusetts Investors Growth Stock
    Series -- Level 6....................           10.0000               8.6842           (13.16)
   Money Market Series -- Level 1........           10.0000              10.2182             2.18
   Money Market Series -- Level 2........           10.0000              10.2114             2.11
   Money Market Series -- Level 3........           10.0000              10.2068             2.07
   Money Market Series -- Level 4........           10.0000              10.2000             2.00
   Money Market Series -- Level 5........           10.0000              10.1955             1.95
   Money Market Series -- Level 6........           10.0000              10.1887             1.89
   New Discovery Series -- Level 1.......           10.0000               9.1201            (8.80)
   New Discovery Series -- Level 2.......           10.0000               9.1140            (8.86)
   New Discovery Series -- Level 3.......           10.0000               9.1099            (8.90)
   New Discovery Series -- Level 4.......           10.0000               9.1039            (8.96)
   New Discovery Series -- Level 5.......           10.0000               9.0998            (9.00)
   New Discovery Series -- Level 6.......           10.0000               9.0937            (9.06)
   Research Series -- Level 2............           10.0000               8.5408           (14.59)
   Research Series -- Level 3............           10.0000               8.5369           (14.63)
   Research Series -- Level 4............           10.0000               8.5310           (14.69)
   Research Series -- Level 5............           10.0000               8.5271           (14.73)
   Research Series -- Level 6............           10.0000               8.5213           (14.79)
   Research Growth and Income Series --
    Level 2..............................           10.0000               9.9879            (0.12)
   Research Growth and Income Series --
    Level 3..............................           10.0000               9.9838            (0.16)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                           Unit Value
                                             ----------------------------------------  Percent Change
                                             Beginning of Period*  December 31, 2000   in Unit Value
                                             --------------------  ------------------  --------------
 MFS REGATTA ACCESS CONTRACTS: -- CONTINUED
   Research Growth and Income Series --
    Level 4..............................          $10.0000             $ 9.9776            (0.22)%
   Research Growth and Income Series --
    Level 5..............................           10.0000               9.9735            (0.26)
   Research Growth and Income Series --
    Level 6..............................           10.0000               9.9674            (0.33)
   Research International Series --
    Level 1..............................           10.0000               9.0485            (9.52)
   Research International Series --
    Level 3..............................           10.0000               9.0384            (9.62)
   Research International Series --
    Level 4..............................           10.0000               9.0324            (9.68)
   Research International Series --
    Level 5..............................           10.0000               9.0284            (9.72)
   Research International Series --
    Level 6..............................           10.0000               9.0223            (9.78)
   Strategic Income Series -- Level 1....           10.0000              10.0595             0.60
   Strategic Income Series -- Level 3....           10.0000              10.0496             0.50
   Strategic Income Series -- Level 4....           10.0000              10.0437             0.44
   Strategic Income Series -- Level 5....           10.0000              10.0397             0.40
   Strategic Income Series -- Level 6....           10.0000              10.0338             0.34
   Technology Series -- Level 1..........           10.0000               7.7100           (22.90)
   Technology Series -- Level 2..........           10.0000               7.7050           (22.95)
   Technology Series -- Level 3..........           10.0000               7.7016           (22.98)
   Technology Series -- Level 4..........           10.0000               7.6966           (23.03)
   Technology Series -- Level 5..........           10.0000               7.6932           (23.07)
   Technology Series -- Level 6..........           10.0000               7.6882           (23.12)
   Total Return Series -- Level 1........           10.0000              10.9931             9.93
   Total Return Series -- Level 2........           10.0000              10.9864             9.86
   Total Return Series -- Level 3........           10.0000              10.9819             9.82
   Total Return Series -- Level 4........           10.0000              10.9752             9.75
   Total Return Series -- Level 5........           10.0000              10.9707             9.71
   Total Return Series -- Level 6........           10.0000              10.9640             9.64
   Utilities Series -- Level 1...........           10.0000               9.8521            (1.48)
   Utilities Series -- Level 2...........           10.0000               9.8458            (1.54)
   Utilities Series -- Level 3...........           10.0000               9.8415            (1.59)
   Utilities Series -- Level 4...........           10.0000               9.8351            (1.65)
   Utilities Series -- Level 5...........           10.0000               9.8308            (1.69)
   Utilities Series -- Level 6...........           10.0000               9.8244            (1.76)
   Global Asset Allocation Series --
    Level 3..............................           10.0000               9.4535            (5.47)
   Global Asset Allocation Series --
    Level 4..............................           10.0000               9.4484            (5.52)
   Global Asset Allocation Series --
    Level 5..............................           10.0000               9.4450            (5.55)
   Global Asset Allocation Series --
    Level 6..............................           10.0000               9.4399            (5.60)
   Global Governments Series -- Level 3....         10.0000              10.3375             3.38
   Global Governments Series -- Level 4....         10.0000              10.3312             3.31
   Global Governments Series -- Level 5....         10.0000              10.3271             3.27
   Global Governments Series -- Level 6....         10.0000              10.3208             3.21
   Global Growth Series -- Level 2.......           10.0000               8.4073           (15.93)
   Global Growth Series -- Level 3.......           10.0000               8.4035           (15.96)
   Global Growth Series -- Level 4.......           10.0000               8.3977           (16.02)
   Global Growth Series -- Level 5.......           10.0000               8.3939           (16.06)
   Global Growth Series -- Level 6.......           10.0000               8.3882           (16.12)
   Global Total Return Series --
    Level 1..............................           10.0000               9.9824            (0.18)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                           Unit Value
                                             ----------------------------------------  Percent Change
                                             Beginning of Period*  December 31, 2000   in Unit Value
                                             --------------------  ------------------  --------------
 MFS REGATTA ACCESS CONTRACTS: -- CONTINUED
   Global Total Return Series --
    Level 3..............................          $10.0000             $ 9.9713            (0.29)%
   Global Total Return Series --
    Level 4..............................           10.0000               9.9647            (0.35)
   Global Total Return Series --
    Level 5..............................           10.0000               9.9602            (0.40)
   Global Total Return Series --
    Level 6..............................           10.0000               9.9536            (0.46)
   Strategic Growth Series -- Level 1....           10.0000               8.3629           (16.37)
   Strategic Growth Series -- Level 2....           10.0000               8.3575           (16.43)
   Strategic Growth Series -- Level 3....           10.0000               8.3538           (16.46)
   Strategic Growth Series -- Level 4....           10.0000               8.3484           (16.52)
   Strategic Growth Series -- Level 5....           10.0000               8.3448           (16.55)
   Strategic Growth Series -- Level 6....           10.0000               8.3393           (16.61)
   Global Telecommunications Series --
    Level 3..............................           10.0000               7.2832           (27.17)
   Global Telecommunications Series --
    Level 4..............................           10.0000               7.2799           (27.20)
   Global Telecommunications Series --
    Level 5..............................           10.0000               7.2777           (27.22)
   Mid Cap Growth Series -- Level 1......           10.0000               9.2503            (7.50)
   Mid Cap Growth Series -- Level 2......           10.0000               9.2461            (7.54)
   Mid Cap Growth Series -- Level 3......           10.0000               9.2434            (7.57)
   Mid Cap Growth Series -- Level 4......           10.0000               9.2393            (7.61)
   Mid Cap Growth Series -- Level 5......           10.0000               9.2365            (7.63)
   Mid Cap Growth Series -- Level 6......           10.0000               9.2324            (7.68)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 MFS REGATTA CHOICE CONTRACTS:
   Bond Series -- Level 2................        $10.0000             $10.5347             5.35%
   Bond Series -- Level 3................         10.0000              10.5300             5.30
   Bond Series -- Level 4................         10.0000              10.5277             5.28
   Bond Series -- Level 5................         10.0000              10.5230             5.23
   Bond Series -- Level 6................         10.0000              10.5160             5.16
   Capital Appreciation Series --
    Level 1..............................         10.0000               8.0903           (19.10)
   Capital Appreciation Series --
    Level 2..............................         10.0000               8.0848           (19.15)
   Capital Appreciation Series --
    Level 3..............................         10.0000               8.0813           (19.19)
   Capital Appreciation Series --
    Level 4..............................         10.0000               8.0795           (19.21)
   Capital Appreciation Series --
    Level 5..............................         10.0000               8.0759           (19.24)
   Capital Appreciation Series --
    Level 6..............................         10.0000               8.0705           (19.30)
   Capital Opportunities Series --
    Level 2..............................         10.0000               8.2203           (17.80)
   Capital Opportunities Series --
    Level 3..............................         10.0000               8.2166           (17.83)
   Capital Opportunities Series --
    Level 4..............................         10.0000               8.2147           (17.85)
   Capital Opportunities Series --
    Level 5..............................         10.0000               8.2110           (17.89)
   Capital Opportunities Series --
    Level 6..............................         10.0000               8.2053           (17.95)
   Massachusetts Investors Trust
    Series -- Level 2....................         10.0000               9.7233            (2.77)
   Massachusetts Investors Trust
    Series -- Level 3....................         10.0000               9.7190            (2.81)
   Massachusetts Investors Trust
    Series -- Level 4....................         10.0000               9.7168            (2.83)
   Massachusetts Investors Trust
    Series -- Level 5....................         10.0000               9.7125            (2.88)
   Massachusetts Investors Trust
    Series -- Level 6....................         10.0000               9.7060            (2.94)
   Emerging Growth Series -- Level 1.....         10.0000               7.7721           (22.28)
   Emerging Growth Series -- Level 2.....         10.0000               7.7668           (22.33)
   Emerging Growth Series -- Level 3.....         10.0000               7.7632           (22.37)
   Emerging Growth Series -- Level 4.....         10.0000               7.7615           (22.39)
   Emerging Growth Series -- Level 5.....         10.0000               7.7579           (22.42)
   Emerging Growth Series -- Level 6.....         10.0000               7.7526           (22.47)
   Equity Income Series -- Level 2.......         10.0000              12.1428            21.43
   Equity Income Series -- Level 3.......         10.0000              12.1376            21.38
   Equity Income Series -- Level 4.......         10.0000              12.1349            21.35
   Equity Income Series -- Level 5.......         10.0000              12.1296            21.30
   Equity Income Series -- Level 6.......         10.0000              12.1217            21.22
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 2.............         10.0000               8.1595           (18.41)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 3.............         10.0000               8.1559           (18.44)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 4.............         10.0000               8.1540           (18.46)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 5.............         10.0000               8.1504           (18.50)
   Foreign & Colonial Emerging Markets
    Equity Series -- Level 6.............         10.0000               8.1450           (18.55)
   International Growth Series --
    Level 1..............................         10.0000               9.1063            (8.94)
   International Growth Series --
    Level 2..............................         10.0000               9.1002            (9.00)
   International Growth Series --
    Level 3..............................         10.0000               9.0962            (9.04)
   International Growth Series --
    Level 4..............................         10.0000               9.0941            (9.06)
   International Growth Series --
    Level 5..............................         10.0000               9.0901            (9.10)
   International Growth Series --
    Level 6..............................         10.0000               9.0840            (9.16)
   International Growth and Income
    Series -- Level 2....................         10.0000               9.5954            (4.05)
   International Growth and Income
    Series -- Level 4....................         10.0000               9.5895            (4.11)
   International Growth and Income
    Series -- Level 5....................         10.0000               9.5855            (4.14)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                            Unit Value
                                             ----------------------------------------  Percent Change
                                             Beginning of Period*  December 31, 2000   in Unit Value
                                             --------------------  ------------------  --------------
 MFS REGATTA CHOICE CONTRACTS: -- CONTINUED
   International Growth and Income
    Series -- Level 6....................          $10.0000             $ 9.5796            (4.20)%
   Government Securities Series --
    Level 2..............................           10.0000              10.6258             6.26
   Government Securities Series --
    Level 3..............................           10.0000              10.6210             6.21
   Government Securities Series --
    Level 4..............................           10.0000              10.6187             6.19
   Government Securities Series --
    Level 5..............................           10.0000              10.6140             6.14
   Government Securities Series --
    Level 6..............................           10.0000              10.6069             6.07
   High Yield Series -- Level 2..........           10.0000               9.1845            (8.16)
   High Yield Series -- Level 3..........           10.0000               9.1804            (8.20)
   High Yield Series -- Level 4..........           10.0000               9.1784            (8.22)
   High Yield Series -- Level 5..........           10.0000               9.1743            (8.26)
   High Yield Series -- Level 6..........           10.0000               9.1682            (8.32)
   Managed Sectors Series -- Level 2.....           10.0000               8.8670           (11.33)
   Managed Sectors Series -- Level 3.....           10.0000               8.8633           (11.37)
   Managed Sectors Series -- Level 4.....           10.0000               8.8615           (11.39)
   Managed Sectors Series -- Level 5.....           10.0000               8.8577           (11.42)
   Managed Sectors Series -- Level 6.....           10.0000               8.8522           (11.48)
   Massachusetts Investors Growth Stock
    Series -- Level 1....................           10.0000               8.7153           (12.85)
   Massachusetts Investors Growth Stock
    Series -- Level 2....................           10.0000               8.7095           (12.91)
   Massachusetts Investors Growth Stock
    Series -- Level 3....................           10.0000               8.7988           (12.01)
   Massachusetts Investors Growth Stock
    Series -- Level 4....................           10.0000               8.7036           (12.96)
   Massachusetts Investors Growth Stock
    Series -- Level 5....................           10.0000               8.6997           (13.00)
   Massachusetts Investors Growth Stock
    Series -- Level 6....................           10.0000               8.6939           (13.06)
   Money Market Series -- Level 1........           10.0000              10.2312             2.31
   Money Market Series -- Level 2........           10.0000              10.2243             2.24
   Money Market Series -- Level 4........           10.0000              10.2174             2.17
   Money Market Series -- Level 5........           10.0000              10.2128             2.13
   Money Market Series -- Level 6........           10.0000              10.2059             2.06
   New Discovery Series -- Level 2.......           10.0000               8.5929           (14.07)
   New Discovery Series -- Level 3.......           10.0000               8.5890           (14.11)
   New Discovery Series -- Level 4.......           10.0000               8.5870           (14.13)
   New Discovery Series -- Level 5.......           10.0000               8.5831           (14.17)
   New Discovery Series -- Level 6.......           10.0000               8.5772           (14.23)
   Research Series -- Level 2............           10.0000               8.8839           (11.16)
   Research Series -- Level 3............           10.0000               8.8800           (11.20)
   Research Series -- Level 4............           10.0000               8.8781           (11.22)
   Research Series -- Level 5............           10.0000               8.8742           (11.26)
   Research Series -- Level 6............           10.0000               8.8684           (11.32)
   Research Growth and Income Series --
    Level 2..............................           10.0000              10.0616             0.62
   Research Growth and Income Series --
    Level 3..............................           10.0000              10.0574             0.57
   Research Growth and Income Series --
    Level 4..............................           10.0000              10.0554             0.55
   Research Growth and Income Series --
    Level 5..............................           10.0000              10.0512             0.51
   Research Growth and Income Series --
    Level 6..............................           10.0000              10.0449             0.45
   Research International Series --
    Level 2..............................           10.0000               8.9190           (10.81)
   Research International Series --
    Level 3..............................           10.0000               8.9150           (10.85)
   Research International Series --
    Level 4..............................           10.0000               8.9129           (10.87)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                           Unit Value
                                             ----------------------------------------  Percent Change
                                             Beginning of Period*  December 31, 2000   in Unit Value
                                             --------------------  ------------------  --------------
 MFS REGATTA CHOICE CONTRACTS: -- CONTINUED
   Research International Series --
    Level 5..............................          $10.0000             $ 8.9089           (10.91)%
   Research International Series --
    Level 6..............................           10.0000               8.9028           (10.97)
   Strategic Income Series -- Level 2....           10.0000              10.0431             0.43
   Strategic Income Series -- Level 3....           10.0000              10.0388             0.39
   Strategic Income Series -- Level 4....           10.0000              10.0366             0.37
   Strategic Income Series -- Level 5....           10.0000              10.0324             0.32
   Strategic Income Series -- Level 6....           10.0000              10.0259             0.26
   Technology Series -- Level 1..........           10.0000               7.7449           (22.55)
   Technology Series -- Level 2..........           10.0000               7.7398           (22.60)
   Technology Series -- Level 3..........           10.0000               7.7365           (22.64)
   Technology Series -- Level 4..........           10.0000               7.7348           (22.65)
   Technology Series -- Level 5..........           10.0000               7.7314           (22.69)
   Technology Series -- Level 6..........           10.0000               7.7263           (22.74)
   Total Return Series -- Level 2........           10.0000              11.2029            12.03
   Total Return Series -- Level 3........           10.0000              11.1981            11.98
   Total Return Series -- Level 4........           10.0000              11.1957            11.96
   Total Return Series -- Level 5........           10.0000              11.1909            11.91
   Total Return Series -- Level 6........           10.0000              11.1836            11.84
   Utilities Series -- Level 2...........           10.0000               9.6922            (3.08)
   Utilities Series -- Level 3...........           10.0000               9.6878            (3.12)
   Utilities Series -- Level 4...........           10.0000               9.6856            (3.14)
   Utilities Series -- Level 5...........           10.0000               9.6812            (3.19)
   Utilities Series -- Level 6...........           10.0000               9.6745            (3.25)
   Global Asset Allocation Series --
    Level 2..............................           10.0000               9.5718            (4.28)
   Global Asset Allocation Series --
    Level 3..............................           10.0000               9.5681            (4.32)
   Global Asset Allocation Series --
    Level 4..............................           10.0000               9.5662            (4.34)
   Global Asset Allocation Series --
    Level 5..............................           10.0000               9.5625            (4.38)
   Global Asset Allocation Series --
    Level 6..............................           10.0000               9.5568            (4.43)
   Global Governments Series -- Level 2....         10.0000              10.2736             2.74
   Global Governments Series -- Level 3....         10.0000              10.2690             2.69
   Global Governments Series -- Level 4....         10.0000              10.2667             2.67
   Global Governments Series -- Level 5....         10.0000              10.2622             2.62
   Global Governments Series -- Level 6....         10.0000              10.2553             2.55
   Global Growth Series -- Level 2.......           10.0000               8.9115           (10.88)
   Global Growth Series -- Level 3.......           10.0000               8.9077           (10.92)
   Global Growth Series -- Level 4.......           10.0000               8.9058           (10.94)
   Global Growth Series -- Level 5.......           10.0000               8.9020           (10.98)
   Global Growth Series -- Level 6.......           10.0000               8.8963           (11.04)
   Global Total Return Series --
    Level 2..............................           10.0000               9.9684            (0.32)
   Global Total Return Series --
    Level 4..............................           10.0000               9.9630            (0.37)
   Global Total Return Series --
    Level 5..............................           10.0000               9.9593            (0.41)
   Global Total Return Series --
    Level 6..............................           10.0000               9.9538            (0.46)
   Strategic Growth Series -- Level 2....           10.0000               8.4758           (15.24)
   Strategic Growth Series -- Level 3....           10.0000               8.4721           (15.28)
   Strategic Growth Series -- Level 4....           10.0000               8.4703           (15.30)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                           Unit Value
                                             ----------------------------------------  Percent Change
                                             Beginning of Period*  December 31, 2000   in Unit Value
                                             --------------------  ------------------  --------------
 MFS REGATTA CHOICE CONTRACTS: -- CONTINUED
   Strategic Growth Series -- Level 5....          $10.0000             $ 8.4666           (15.33)%
   Strategic Growth Series -- Level 6....           10.0000               8.4612           (15.39)
   Global Telecommunications Series --
    Level 2..............................           10.0000               7.2886           (27.11)
   Global Telecommunications Series --
    Level 3..............................           10.0000               7.2865           (27.14)
   Global Telecommunications Series --
    Level 4..............................           10.0000               7.2854           (27.15)
   Global Telecommunications Series --
    Level 5..............................           10.0000               7.2832           (27.17)
   Global Telecommunications Series --
    Level 6..............................           10.0000               7.2799           (27.20)
   Mid Cap Growth Series -- Level 2......           10.0000               9.2503            (7.50)
   Mid Cap Growth Series -- Level 3......           10.0000               9.2475            (7.52)
   Mid Cap Growth Series -- Level 4......           10.0000               9.2461            (7.54)
   Mid Cap Growth Series -- Level 5......           10.0000               9.2434            (7.57)
   Mid Cap Growth Series -- Level 6......           10.0000               9.2393            (7.61)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

PERFORMANCE SUMMARY -- continued

                                                          Unit Value
                                           ----------------------------------------  Percent Change
                                           Beginning of Period*  December 31, 2000   in Unit Value
                                           --------------------  ------------------  --------------
 MFS REGATTA FLEX 4 CONTRACTS:
   Capital Appreciation Series --
    Level 5..............................        $10.0000             $ 8.7653           (12.35)%
   Capital Opportunities Series --
    Level 3..............................         10.0000               8.9505           (10.49)
   Capital Opportunities Series --
    Level 5..............................         10.0000               8.9472           (10.53)
   Massachusetts Investors Trust
    Series -- Level 3....................         10.0000               9.7203            (2.80)
   Massachusetts Investors Trust
    Series -- Level 4....................         10.0000               9.7182            (2.82)
   Massachusetts Investors Trust
    Series -- Level 5....................         10.0000               9.7168            (2.83)
   Emerging Growth Series -- Level 5.....         10.0000               8.7702           (12.30)
   Equity Income Series -- Level 4.......         10.0000              10.6075             6.07
   Equity Income Series -- Level 5.......         10.0000              10.6059             6.06
   International Growth Series --
    Level 5..............................         10.0000               9.7135            (2.86)
   International Growth Series --
    Level 6..............................         10.0000               9.7114            (2.89)
   Government Securities Series --
    Level 5..............................         10.0000              10.3667             3.67
   High Yield Series -- Level 5..........         10.0000               9.7171            (2.83)
   Massachusetts Investors Growth Stock
    Series -- Level 3....................         10.0000               8.9598           (10.40)
   Massachusetts Investors Growth Stock
    Series -- Level 4....................         10.0000               8.9578           (10.42)
   Massachusetts Investors Growth Stock
    Series -- Level 5....................         10.0000               8.9565           (10.44)
   New Discovery Series -- Level 4.......         10.0000               9.1675            (8.33)
   New Discovery Series -- Level 5.......         10.0000               9.1661            (8.34)
   Research International Series --
    Level 4..............................         10.0000               9.5692            (4.31)
   Total Return Series -- Level 3........         10.0000              10.3812             3.81
   Total Return Series -- Level 4........         10.0000              10.3789             3.79
   Total Return Series -- Level 5........         10.0000              10.3774             3.77
   Utilities Series -- Level 5...........         10.0000               9.8905            (1.09)
   Global Growth Series -- Level 5.......         10.0000               9.2069            (7.93)
   Mid Cap Growth Series -- Level 4......         10.0000               8.8813           (11.19)
   Mid Cap Growth Series -- Level 5......         10.0000               8.8800           (11.20)

* Reflects unit value on the date of commencement of operations.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000

 Assets:                                                                             Shares          Cost             Value
 Investments in MFS/Sun Life Series Trust:                                         -----------  ---------------  ---------------
     Bond Series (BDS)...........................................................    6,945,956  $    72,485,326  $    75,801,229
     Capital Appreciation Series (CAS)...........................................   37,638,137    1,635,436,901    1,563,811,316
     Capital Opportunities Series (COS)..........................................   32,764,491      678,089,522      678,556,339
     Massachusetts Investors Trust Series (MIT)..................................   60,265,885    2,048,447,416    2,116,714,768
     Emerging Growth Series (EGS)................................................   44,167,497    1,126,340,305    1,294,761,902
     Equity Income Series (EIS)..................................................    8,517,056      103,491,732      123,096,195
     Foreign & Colonial Emerging Markets Equity Series (FCE).....................    4,099,557       42,036,603       36,172,421
     International Growth Series (FCG)...........................................    9,804,688      116,223,967      116,091,019
     International Growth and Income Series (FCI)................................    6,061,251       79,600,507       79,749,350
     Government Securities Series (GSS)..........................................   36,895,933      469,497,913      483,680,403
     High Yield Series (HYS).....................................................   36,535,651      319,096,935      278,690,582
     Managed Sectors Series (MSS)................................................   15,462,169      532,038,910      515,662,970
     Massachusetts Investors Growth Stock Series (MIS)...........................   63,183,460      920,880,421      916,516,646
     Money Market Series (MMS)...................................................  407,274,585      407,274,585      407,274,585
     New Discovery Series (NWD)..................................................   12,727,441      209,332,996      203,436,519
     Research Series (RES).......................................................   49,272,086    1,035,114,094    1,165,268,770
     Research Growth and Income Series (RGS).....................................    6,080,086       84,747,546       88,881,190
     Research International Series (RSS).........................................    6,461,987       85,640,617       82,067,000
     Strategic Income Series (SIS)...............................................    3,265,125       32,716,399       32,973,500
     Technology Series (TEC).....................................................    3,743,550       39,324,251       31,977,258
     Total Return Series (TRS)...................................................   87,037,789    1,673,301,652    1,714,191,583
     Utilities Series (UTS)......................................................   28,869,333      500,952,829      550,728,451
     Global Asset Allocation Series (GAA)........................................    7,491,154      109,670,687      112,086,374
     Global Governments Series (GGS).............................................    5,520,332       58,383,981       54,951,929
     Global Growth Series (GGR)..................................................   20,941,469      357,009,908      386,864,303
     Global Total Return Series (GTR)............................................    6,175,093       93,043,314       97,206,196
     Strategic Growth Series (SGS)...............................................    7,950,192       99,085,196       86,726,239
     Global Telecommunications Series (GTS)......................................      211,831        1,681,089        1,399,652
     Mid Cap Growth Series (MCS).................................................    2,903,366       27,549,609       26,352,613
                                                                                                ---------------  ---------------
                                                                                                $12,958,495,211  $13,321,691,302
                                                                                                ===============
 Liability:
   Payable to Sponsor..........................................................................................         (279,403)
                                                                                                                 ---------------
         Net Assets............................................................................................  $13,321,411,899
                                                                                                                 ===============

                                                     Applicable to Owners of          Reserve for
                                               Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS:    --------------------------------------
                                                                                       Variable
                                                 Units      Unit Value     Value       Annuities      Total
                                              ------------  ----------  ------------  -----------  ------------
  MFS REGATTA CONTRACTS:
     CAS -- Level 1.........................        11,530   $43.5138   $    511,586  $   46,689   $    558,275
     CAS -- Level 2.........................     6,760,138    17.6165    118,930,021     746,211    119,676,232
     GSS -- Level 1.........................            --    19.1452         15,308          --         15,308
     GSS -- Level 2.........................     2,286,456    12.3292     28,170,455      64,583     28,235,038
     HYS -- Level 1.........................            --    21.1985          9,327       1,960         11,287
     HYS -- Level 2.........................       793,524    10.7858      8,560,582      56,342      8,616,924
     MSS -- Level 1.........................         1,925    43.1986        176,432          --        176,432
     MSS -- Level 2.........................     2,338,746    19.5219     45,497,710     145,062     45,642,772
     MMS -- Level 1.........................        17,506    14.7250        465,085      14,372        479,457
     MMS -- Level 2.........................     1,879,078    11.6753     21,668,078     198,994     21,867,072
     TRS -- Level 1.........................         1,939    31.0297         78,798      26,922        105,720
     TRS -- Level 2.........................     7,233,035    15.6038    112,785,165   1,295,690    114,080,855
     GGS -- Level 1.........................            --    17.4601         11,753      43,625         55,378
     GGS -- Level 2.........................       467,220    10.4696      4,891,197     146,695      5,037,892
                                                                        ------------  ----------   ------------
                                                                        $341,771,497  $2,787,145   $344,558,642
                                                                        ------------  ----------   ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                                                                 Reserve for
                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  --------------------------------------   Variable
                                                           Units     Unit Value      Value        Annuities       Total
                                                         ----------  ----------  --------------  -----------  --------------
  MFS REGATTA GOLD CONTRACTS:
     BDS.........................................         2,088,013   $11.1632   $   23,325,656  $    70,900  $   23,396,556
     CAS.........................................        28,788,776    39.7512    1,144,152,064    6,672,392   1,150,824,456
     COS.........................................        14,107,765    23.5054      331,610,649      630,174     332,240,823
     MIT.........................................        41,704,826    33.0944    1,380,070,314    5,208,217   1,385,278,531
     EGS.........................................        26,624,559    31.8797      848,805,757    2,482,522     851,288,279
     EIS.........................................         2,482,414    14.1123       35,029,470           --      35,029,470
     FCE.........................................         2,106,206     8.5507       18,007,002       69,650      18,076,652
     FCG.........................................         3,565,669    11.5330       41,121,331       90,137      41,211,468
     FCI.........................................         3,893,735    14.6479       57,042,462      119,258      57,161,720
     GSS.........................................        19,297,556    16.1449      311,600,059    1,525,301     313,125,360
     HYS.........................................         9,905,313    17.4566      172,937,634      778,097     173,715,731
     MSS.........................................         9,988,070    36.3635      362,735,711    1,245,724     363,981,435
     MIS.........................................        15,174,988    14.8314      225,045,214      614,989     225,660,203
     MMS.........................................        19,204,526    13.1917      253,381,243    1,505,142     254,886,385
     NWD.........................................         3,434,468    16.4626       56,537,092      147,189      56,684,281
     RES.........................................        32,640,173    27.4545      895,861,573    3,106,197     898,967,770
     RGS.........................................         2,575,213    14.2743       36,760,751      109,786      36,870,537
     RSS.........................................         1,479,722    12.9474       19,160,003        7,435      19,167,438
     SIS.........................................           933,731    10.4119        9,731,528           --       9,731,528
     TEC.........................................           427,471     7.2306        3,090,988           --       3,090,988
     TRS.........................................        48,765,253    25.8470    1,260,204,332    5,706,508   1,265,910,840
     UTS.........................................         9,961,031    30.1152      299,955,671      857,552     300,813,223
     GAA.........................................         5,558,481    17.8190       99,068,332      616,922      99,685,254
     GGS.........................................         2,796,363    14.2380       39,830,602      285,003      40,115,605
     GGR.........................................        12,229,092    24.9770      305,431,837    1,168,731     306,600,568
     GTR.........................................         4,242,817    18.5311       78,621,904      388,442      79,010,346
     SGS.........................................         2,390,144    10.8282       25,880,022      160,152      26,040,174
     GTS.........................................            10,929     7.2836           79,611           --          79,611
     MCS.........................................           730,917     9.2484        6,759,318           --       6,759,318
                                                                                 --------------  -----------  --------------
                                                                                 $8,341,838,130  $33,566,420  $8,375,404,550
                                                                                 --------------  -----------  --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                                                                Reserve for
                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  -------------------------------------   Variable
                                                           Units     Unit Value      Value       Annuities       Total
                                                         ----------  ----------  -------------  -----------  -------------
  MFS REGATTA CLASSIC CONTRACTS:
     BDS.........................................            29,104   $11.0360   $    321,141     $   --     $    321,141
     CAS.........................................           543,964    17.5473      9,542,181         --        9,542,181
     COS.........................................           485,523    21.9313     10,641,365         --       10,641,365
     MIT.........................................         1,238,791    16.4889     20,416,920        402       20,417,322
     EGS.........................................         1,263,787    21.1925     26,776,379         --       26,776,379
     EIS.........................................            89,759    14.4888      1,300,277         --        1,300,277
     FCE.........................................            79,524     9.0542        719,753         --          719,753
     FCG.........................................           119,386    11.9669      1,428,734         --        1,428,734
     FCI.........................................            90,031    14.2429      1,282,901         --        1,282,901
     GSS.........................................           311,094    12.3626      3,852,942         --        3,852,942
     HYS.........................................           299,513    10.9236      3,265,147         --        3,265,147
     MSS.........................................           297,796    19.0125      5,660,845         --        5,660,845
     MIS.........................................           730,554    14.9288     10,908,008         --       10,908,008
     MMS.........................................           292,942    11.7080      3,431,394         --        3,431,394
     NWD.........................................           225,158    16.5708      3,730,897         --        3,730,897
     RES.........................................         1,050,110    16.6799     17,512,399         --       17,512,399
     RGS.........................................            59,489    14.1418        840,958         --          840,958
     RSS.........................................            71,931    15.3492      1,104,049         --        1,104,049
     SIS.........................................            34,656    10.3918        360,075         --          360,075
     TEC.........................................            21,219     7.2387        153,611         --          153,611
     TRS.........................................         1,811,237    15.4684     28,011,820        890       28,012,710
     UTS.........................................           362,778    20.3946      7,388,822         --        7,388,822
     GAA.........................................            46,359    13.1098        608,387         --          608,387
     GGS.........................................            29,465    10.7567        316,925         --          316,925
     GGR.........................................           161,980    18.3211      2,966,236         --        2,966,236
     GTR.........................................           103,608    14.1702      1,467,677        429        1,468,106
     SGS.........................................           124,043     9.9709      1,236,782         --        1,236,782
     GTS.........................................               987     7.2889          7,197         --            7,197
     MCS.........................................            17,306     9.2506        160,070         --          160,070
                                                                                 ------------     ------     ------------
                                                                                 $165,413,892     $1,721     $165,415,613
                                                                                 ------------     ------     ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                                                                 Reserve for
                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  --------------------------------------   Variable
                                                           Units     Unit Value      Value        Annuities       Total
                                                         ----------  ----------  --------------  -----------  --------------
  MFS REGATTA PLATINUM CONTRACTS:
     BDS.........................................         3,829,426   $10.9776   $   42,040,531  $   21,214   $   42,061,745
     CAS.........................................        16,123,178    12.9537      208,840,865   1,075,133      209,915,998
     COS.........................................        13,234,146    14.7527      195,235,300     396,872      195,632,172
     MIT.........................................        49,003,728    11.2603      551,778,317   1,812,833      553,591,150
     EGS.........................................        17,416,607    16.0186      278,979,541     834,633      279,814,174
     EIS.........................................         3,963,761    14.2652       56,538,115      47,256       56,585,371
     FCE.........................................         1,169,900     9.3494       10,936,740     119,873       11,056,613
     FCG.........................................         4,164,308    11.3110       47,100,258      53,133       47,153,391
     FCI.........................................         1,256,955    11.5075       14,463,725      54,886       14,518,611
     GSS.........................................         9,623,917    11.1320      107,127,330     203,501      107,330,831
     HYS.........................................         7,800,151     9.2019       71,741,864     243,330       71,985,194
     MSS.........................................         4,523,093    15.1253       68,410,605     233,688       68,644,293
     MIS.........................................        32,630,497    14.7585      481,554,423     929,998      482,484,421
     MMS.........................................         5,319,403    10.9862       58,436,533     274,148       58,710,681
     NWD.........................................         4,753,246    16.2788       77,375,239     410,350       77,785,589
     RES.........................................        14,126,725    12.7530      180,153,426     555,788      180,709,214
     RGS.........................................         3,623,901    11.2123       40,631,607      74,567       40,706,174
     RSS.........................................         2,001,503    13.1523       26,324,194     236,665       26,560,859
     SIS.........................................         1,535,324    10.3225       15,848,663      15,688       15,864,351
     TEC.........................................           283,087     7.2300        2,046,823          --        2,046,823
     TRS.........................................        20,955,708    12.0159      251,798,788   1,225,092      253,023,880
     UTS.........................................        11,646,870    14.9137      173,708,503     264,839      173,973,342
     GAA.........................................           694,593    10.9303        7,591,399       5,832        7,597,231
     GGS.........................................           558,947    10.5176        5,877,135      52,957        5,930,092
     GGR.........................................         3,209,391    14.5301       46,629,481     102,594       46,732,075
     GTR.........................................         1,216,055    11.2785       13,715,480      38,078       13,753,558
     SGS.........................................         1,785,408    10.6697       19,048,533          --       19,048,533
     GTS.........................................            31,509     7.1839          226,409          --          226,409
     MCS.........................................           353,162     9.2479        3,265,982          --        3,265,982
                                                                                 --------------  ----------   --------------
                                                                                 $3,057,425,809  $9,282,948   $3,066,708,757
                                                                                 --------------  ----------   --------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                                                               Reserve for
                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------   Variable
                                                           Units    Unit Value      Value       Annuities       Total
                                                         ---------  ----------  -------------  -----------  -------------
  MFS REGATTA EXTRA CONTRACTS:
     BDS -- Level 1.............................            77,459   $10.7940   $    836,092     $    --    $    836,092
     BDS -- Level 2.............................            65,066    10.7836        701,646          --         701,646
     BDS -- Level 3.............................           214,623    10.7767      2,312,917          --       2,312,917
     BDS -- Level 4.............................            86,798    10.7662        934,501          --         934,501
     CAS -- Level 1.............................           693,430     8.8067      6,106,838          --       6,106,838
     CAS -- Level 2.............................         1,128,952     8.7981      9,932,647          --       9,932,647
     CAS -- Level 3.............................         2,130,547     8.7924     18,732,587          --      18,732,587
     CAS -- Level 4.............................           541,268     8.7838      4,752,477          --       4,752,477
     COS -- Level 1.............................         1,309,871     9.3555     12,254,520          --      12,254,520
     COS -- Level 2.............................         1,690,475     9.3464     15,799,775          --      15,799,775
     COS -- Level 3.............................         3,382,049     9.3402     31,589,168          --      31,589,168
     COS -- Level 4.............................         1,139,592     9.3310     10,630,350          --      10,630,350
     MIT -- Level 1.............................         1,567,339    10.0762     15,792,847          --      15,792,847
     MIT -- Level 2.............................         2,171,833    10.0663     21,862,426          --      21,862,426
     MIT -- Level 3.............................         4,232,336    10.0598     42,576,344          --      42,576,344
     MIT -- Level 4.............................         1,325,352    10.0499     13,314,939          --      13,314,939
     EGS -- Level 1.............................         1,479,829     8.7059     12,883,212          --      12,883,212
     EGS -- Level 2.............................         2,015,613     8.6973     17,530,447          --      17,530,447
     EGS -- Level 3.............................         4,326,107     8.6916     37,601,000          --      37,601,000
     EGS -- Level 4.............................         1,307,630     8.6831     11,351,835          --      11,351,835
     EIS -- Level 1.............................           203,752    12.5910      2,565,453          --       2,565,453
     EIS -- Level 2.............................           208,713    12.5789      2,625,371          --       2,625,371
     EIS -- Level 3.............................           454,482    12.5708      5,713,195          --       5,713,195
     EIS -- Level 4.............................           111,256    12.5586      1,396,992          --       1,396,992
     FCE -- Level 1.............................            57,546     8.1666        469,951          --         469,951
     FCE -- Level 2.............................           124,787     8.1587      1,018,101          --       1,018,101
     FCE -- Level 3.............................           128,994     8.1534      1,051,745          --       1,051,745
     FCE -- Level 4.............................            60,368     8.1455        491,687          --         491,687
     FCG -- Level 1.............................           233,234     9.3003      2,169,146          --       2,169,146
     FCG -- Level 2.............................           341,396     9.2913      3,171,996          --       3,171,996
     FCG -- Level 3.............................           818,429     9.2852      7,599,307          --       7,599,307
     FCG -- Level 4.............................           224,129     9.2762      2,078,176          --       2,078,176
     FCI -- Level 1.............................            96,662     9.7297        940,491          --         940,491
     FCI -- Level 2.............................            78,014     9.7205        758,336          --         758,336
     FCI -- Level 3.............................           229,167     9.7143      2,226,203          --       2,226,203
     FCI -- Level 4.............................            11,409     9.7051        110,563          --         110,563
     GSS -- Level 1.............................           217,774    10.7679      2,344,964          --       2,344,964
     GSS -- Level 2.............................           364,621    10.7573      3,922,333          --       3,922,333
     GSS -- Level 3.............................           531,971    10.7502      5,718,811          --       5,718,811
     GSS -- Level 4.............................           310,046    10.7396      3,328,604          --       3,328,604
     HYS -- Level 1.............................           246,939     9.2152      2,275,601          --       2,275,601
     HYS -- Level 2.............................           277,607     9.2064      2,555,758          --       2,555,758
     HYS -- Level 3.............................           410,208     9.2005      3,774,115          --       3,774,115
     HYS -- Level 4.............................           174,044     9.1916      1,599,237          --       1,599,237
     MSS -- Level 1.............................           342,650     8.2945      2,842,108          --       2,842,108
     MSS -- Level 2.............................           485,882     8.2864      4,026,200          --       4,026,200
     MSS -- Level 3.............................         1,051,021     8.2810      8,703,493          --       8,703,493
     MSS -- Level 4.............................           395,973     8.2729      3,273,475          --       3,273,475
     MIS -- Level 1.............................         2,157,835     9.4222     20,331,535          --      20,331,535

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

     MIS -- Level 2.............................         2,559,854   $ 9.4130   $ 24,095,833     $    --    $ 24,095,833
                                                                                               Reserve for
                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA EXTRA CONTRACTS: -- CONTINUED
     MIS -- Level 3.............................         4,923,997     9.4068     46,319,165          --      46,319,165
     MIS -- Level 4.............................         1,511,093     9.3976     14,147,054          --      14,147,054
     MMS -- Level 1.............................           728,487    10.3184      7,516,806          --       7,516,806
     MMS -- Level 2.............................           741,527    10.3084      7,643,965          --       7,643,965
     MMS -- Level 3.............................         1,220,849    10.3018     12,576,905          --      12,576,905
     MMS -- Level 4.............................           568,861    10.2918      5,849,664          --       5,849,664
     NWD -- Level 1.............................           529,521    10.3314      5,470,703          --       5,470,703
     NWD -- Level 2.............................           869,196    10.3213      8,971,234          --       8,971,234
     NWD -- Level 3.............................         1,704,282    10.3146     17,578,921          --      17,578,921
     NWD -- Level 4.............................           664,181    10.3044      6,842,369          --       6,842,369
     RES -- Level 1.............................           661,535     9.4985      6,283,600          --       6,283,600
     RES -- Level 2.............................           721,446     9.4892      6,845,949          --       6,845,949
     RES -- Level 3.............................         1,500,613     9.4830     14,230,303          --      14,230,303
     RES -- Level 4.............................           443,675     9.4737      4,202,002          --       4,202,002
     RGS -- Level 1.............................            67,362    10.2001        687,107          --         687,107
     RGS -- Level 2.............................           117,704    10.1903      1,199,444          --       1,199,444
     RGS -- Level 3.............................           222,322    10.1838      2,264,077          --       2,264,077
     RGS -- Level 4.............................            91,377    10.1739        929,458          --         929,458
     RSS -- Level 1.............................           307,752     9.2229      2,838,382          --       2,838,382
     RSS -- Level 2.............................           504,142     9.2139      4,645,141          --       4,645,141
     RSS -- Level 3.............................           995,558     9.2080      9,167,060          --       9,167,060
     RSS -- Level 4.............................           272,786     9.1989      2,508,193          --       2,508,193
     SIS -- Level 1.............................            41,244    10.2398        422,325          --         422,325
     SIS -- Level 2.............................            72,666    10.2299        743,367          --         743,367
     SIS -- Level 3.............................           213,393    10.2234      2,181,592          --       2,181,592
     SIS -- Level 4.............................            23,478    10.2135        239,566          --         239,566
     TEC -- Level 1.............................            76,758     7.2283        554,831          --         554,831
     TEC -- Level 2.............................           118,443     7.2234        855,560          --         855,560
     TEC -- Level 3.............................           211,211     7.2201      1,524,959          --       1,524,959
     TEC -- Level 4.............................            80,731     7.2151        582,467          --         582,467
     TRS -- Level 1.............................           531,259    11.4353      6,075,091          --       6,075,091
     TRS -- Level 2.............................           732,960    11.4242      8,373,481          --       8,373,481
     TRS -- Level 3.............................           767,913    11.4169      8,767,151          --       8,767,151
     TRS -- Level 4.............................           263,691    11.4058      3,007,124          --       3,007,124
     UTS -- Level 1.............................           670,496    10.4779      7,025,377          --       7,025,377
     UTS -- Level 2.............................           609,336    10.4676      6,378,303          --       6,378,303
     UTS -- Level 3.............................         1,283,992    10.4608     13,431,577          --      13,431,577
     UTS -- Level 4.............................           401,366    10.4505      4,191,416          --       4,191,416
     GAA -- Level 1.............................            26,394     9.8099        258,923          --         258,923
     GAA -- Level 2.............................            78,745     9.8001        771,716          --         771,716
     GAA -- Level 3.............................           172,825     9.7937      1,692,603          --       1,692,603
     GAA -- Level 4.............................             9,050     9.7841         88,473          --          88,473
     GGS -- Level 1.............................            20,989    10.3268        216,746          --         216,746
     GGS -- Level 2.............................            70,817    10.3167        730,598          --         730,598
     GGS -- Level 3.............................            49,235    10.3100        507,615          --         507,615
     GGS -- Level 4.............................            27,812    10.2999        286,376          --         286,376
     GGR -- Level 1.............................           346,962     9.0816      3,150,977          --       3,150,977
     GGR -- Level 2.............................           349,891     9.0727      3,174,465          --       3,174,465

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

     GGR -- Level 3.............................           869,483   $ 9.0668   $  7,883,427     $    --    $  7,883,427
                                                                                               Reserve for
                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA EXTRA CONTRACTS: -- CONTINUED
     GGR -- Level 4.............................           297,452     9.0579      2,693,256          --       2,693,256
     GTR -- Level 1.............................            37,443    10.1186        378,868          --         378,868
     GTR -- Level 2.............................            42,261    10.1087        427,205          --         427,205
     GTR -- Level 3.............................            61,103    10.1022        617,272          --         617,272
     GTR -- Level 4.............................            19,112    10.0923        192,795          --         192,795
     SGS -- Level 1.............................           253,737     8.5749      2,175,773          --       2,175,773
     SGS -- Level 2.............................           401,168     8.5665      3,436,614          --       3,436,614
     SGS -- Level 3.............................           850,553     8.5609      7,281,535          --       7,281,535
     SGS -- Level 4.............................           236,104     8.5525      2,018,462          --       2,018,462
     GTS -- Level 1.............................             3,116     7.2821         22,691          --          22,691
     GTS -- Level 2.............................            24,218     7.2788        176,276          --         176,276
     GTS -- Level 3.............................            33,185     7.2767        241,477          --         241,477
     GTS -- Level 4.............................             4,925     7.2734         35,824          --          35,824
     MCS -- Level 1.............................            76,464     9.2420        706,681          --         706,681
     MCS -- Level 2.............................           142,977     9.2379      1,320,803          --       1,320,803
     MCS -- Level 3.............................           399,687     9.2351      3,691,168          --       3,691,168
     MCS -- Level 4.............................           137,221     9.2310      1,265,810          --       1,265,810
                                                                                ------------     -------    ------------
                                                                                $709,191,466     $    --    $709,191,466
                                                                                ------------     -------    ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                                                               Reserve for
                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------   Variable
                                                           Units    Unit Value      Value       Annuities       Total
                                                         ---------  ----------  -------------  -----------  -------------
  MFS REGATTA ACCESS CONTRACTS:
     BDS -- Level 1.............................             9,176   $10.5347   $     96,664     $    --    $     96,664
     BDS -- Level 3.............................            86,674    10.5230        912,064          --         912,064
     BDS -- Level 4.............................            31,146    10.5160        327,529          --         327,529
     BDS -- Level 5.............................            47,680    10.5113        501,176          --         501,176
     BDS -- Level 6.............................             5,855    10.5043         61,446          --          61,446
     CAS -- Level 1.............................            17,139     8.1552        139,770          --         139,770
     CAS -- Level 2.............................            60,648     8.1499        494,276          --         494,276
     CAS -- Level 3.............................           460,577     8.1463      3,751,999          --       3,751,999
     CAS -- Level 4.............................           381,675     8.1410      3,107,214          --       3,107,214
     CAS -- Level 5.............................           374,097     8.1375      3,044,200          --       3,044,200
     CAS -- Level 6.............................           135,475     8.1322      1,101,281          --       1,101,281
     COS -- Level 1.............................           354,251     8.5007      3,011,399          --       3,011,399
     COS -- Level 2.............................           169,833     8.4951      1,442,746          --       1,442,746
     COS -- Level 3.............................         1,194,561     8.4913     10,143,378          --      10,143,378
     COS -- Level 4.............................         1,030,852     8.4856      8,747,433          --       8,747,433
     COS -- Level 5.............................         1,008,384     8.4818      8,552,957          --       8,552,957
     COS -- Level 6.............................           343,358     8.4762      2,908,997          --       2,908,997
     MIT -- Level 1.............................           155,553     9.5952      1,492,565          --       1,492,565
     MIT -- Level 2.............................            79,848     9.5887        765,634          --         765,634
     MIT -- Level 3.............................           710,024     9.5843      6,805,064          --       6,805,064
     MIT -- Level 4.............................           581,022     9.5777      5,564,875          --       5,564,875
     MIT -- Level 5.............................           786,960     9.5734      7,533,867          --       7,533,867
     MIT -- Level 6.............................           176,975     9.5668      1,692,439          --       1,692,439
     EGS -- Level 1.............................            71,231     7.7668        553,239          --         553,239
     EGS -- Level 2.............................           110,511     7.7615        857,732          --         857,732
     EGS -- Level 3.............................           998,232     7.7579      7,744,221          --       7,744,221
     EGS -- Level 4.............................           633,716     7.7526      4,912,963          --       4,912,963
     EGS -- Level 5.............................           974,229     7.7491      7,549,369          --       7,549,369
     EGS -- Level 6.............................           251,053     7.7437      1,943,622          --       1,943,622
     EIS -- Level 1.............................           109,245    11.7525      1,283,898          --       1,283,898
     EIS -- Level 2.............................            32,395    11.7453        380,487          --         380,487
     EIS -- Level 3.............................           294,819    11.7405      3,461,316          --       3,461,316
     EIS -- Level 4.............................           199,328    11.7333      2,338,763          --       2,338,763
     EIS -- Level 5.............................           161,525    11.7284      1,894,438          --       1,894,438
     EIS -- Level 6.............................            37,230    11.7212        435,075          --         435,075
     FCE -- Level 1.............................            14,188     8.3380        118,298          --         118,298
     FCE -- Level 3.............................            68,158     8.3301        567,760          --         567,760
     FCE -- Level 4.............................            31,548     8.3254        262,651          --         262,651
     FCE -- Level 5.............................            42,569     8.3222        354,270          --         354,270
     FCE -- Level 6.............................             5,839     8.3175         48,485          --          48,485
     FCG -- Level 1.............................            32,935     9.1340        300,833          --         300,833
     FCG -- Level 3.............................           181,787     9.1242      1,658,657          --       1,658,657
     FCG -- Level 4.............................           130,104     9.1183      1,186,324          --       1,186,324
     FCG -- Level 5.............................            99,249     9.1144        904,589          --         904,589
     FCG -- Level 6.............................            31,392     9.1085        285,802          --         285,802
     FCI -- Level 1.............................            10,749     9.5757        102,933          --         102,933
     FCI -- Level 3.............................            35,314     9.5657        337,807          --         337,807
     FCI -- Level 4.............................            16,087     9.5597        153,787          --         153,787
     FCI -- Level 5.............................            56,398     9.5558        538,927          --         538,927

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

     FCI -- Level 6.............................             1,488   $ 9.5498   $     14,223          --    $     14,223
                                                                                               Reserve for
                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA ACCESS CONTRACTS: -- CONTINUED
     GSS -- Level 3.............................           276,644    10.5268      2,912,171          --       2,912,171
     GSS -- Level 4.............................           172,554    10.5206      1,815,361          --       1,815,361
     GSS -- Level 5.............................           112,889    10.5164      1,187,189          --       1,187,189
     GSS -- Level 6.............................            31,047    10.5102        326,367          --         326,367
     HYS -- Level 1.............................            16,006     9.1975        147,213          --         147,213
     HYS -- Level 2.............................            56,265     9.1912        517,149          --         517,149
     HYS -- Level 3.............................           220,014     9.1871      2,021,281          --       2,021,281
     HYS -- Level 4.............................           128,702     9.1808      1,181,588          --       1,181,588
     HYS -- Level 5.............................            66,044     9.1766        606,057          --         606,057
     HYS -- Level 6.............................            21,175     9.1703        193,853          --         193,853
     MSS -- Level 2.............................            58,759     8.4348        495,617          --         495,617
     MSS -- Level 3.............................           191,874     8.4311      1,617,706          --       1,617,706
     MSS -- Level 4.............................           294,369     8.4256      2,480,233          --       2,480,233
     MSS -- Level 5.............................           141,896     8.4219      1,195,038          --       1,195,038
     MSS -- Level 6.............................            39,119     8.4164        328,184          --         328,184
     MIS -- Level 1.............................           365,773     8.7095      3,185,698          --       3,185,698
     MIS -- Level 2.............................           112,876     8.7036        982,431          --         982,431
     MIS -- Level 3.............................         1,292,384     8.6997     11,243,402          --      11,243,402
     MIS -- Level 4.............................           947,835     8.6939      8,240,377          --       8,240,377
     MIS -- Level 5.............................         1,040,996     8.6900      9,046,254          --       9,046,254
     MIS -- Level 6.............................           415,337     8.6842      3,605,845          --       3,605,845
     MMS -- Level 1.............................           283,269    10.2182      2,894,488      24,077       2,918,565
     MMS -- Level 2.............................            72,291    10.2114        738,193          --         738,193
     MMS -- Level 3.............................           707,627    10.2068      7,222,622          --       7,222,622
     MMS -- Level 4.............................           535,216    10.2000      5,459,210          --       5,459,210
     MMS -- Level 5.............................           657,819    10.1955      6,706,772          --       6,706,772
     MMS -- Level 6.............................           228,956    10.1887      2,330,558          --       2,330,558
     NWD -- Level 1.............................            36,344     9.1201        331,460          --         331,460
     NWD -- Level 2.............................            43,265     9.1140        394,316          --         394,316
     NWD -- Level 3.............................           390,879     9.1099      3,560,886          --       3,560,886
     NWD -- Level 4.............................           356,653     9.1039      3,246,921          --       3,246,921
     NWD -- Level 5.............................           349,625     9.0998      3,181,516          --       3,181,516
     NWD -- Level 6.............................            72,653     9.0937        660,456          --         660,456
     RES -- Level 2.............................           151,887     8.5408      1,297,237          --       1,297,237
     RES -- Level 3.............................           638,978     8.5369      5,454,881          --       5,454,881
     RES -- Level 4.............................           518,562     8.5310      4,423,875          --       4,423,875
     RES -- Level 5.............................           375,730     8.5271      3,203,902          --       3,203,902
     RES -- Level 6.............................           116,003     8.5213        988,054          --         988,054
     RGS -- Level 2.............................            57,880     9.9879        578,097          --         578,097
     RGS -- Level 3.............................            72,193     9.9838        720,756          --         720,756
     RGS -- Level 4.............................            68,556     9.9776        684,025          --         684,025
     RGS -- Level 5.............................            40,063     9.9735        399,565          --         399,565
     RGS -- Level 6.............................             7,486     9.9674         74,405          --          74,405
     RSS -- Level 1.............................            31,247     9.0485        282,742          --         282,742
     RSS -- Level 3.............................           268,522     9.0384      2,427,015          --       2,427,015
     RSS -- Level 4.............................           195,584     9.0324      1,766,592          --       1,766,592
     RSS -- Level 5.............................           298,934     9.0284      2,698,882          --       2,698,882
     RSS -- Level 6.............................            62,079     9.0223        566,159          --         566,159

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

     SIS -- Level 1.............................             9,689   $10.0595   $     97,468     $    --    $     97,468
                                                                                               Reserve for
                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA ACCESS CONTRACTS: -- CONTINUED
     SIS -- Level 3.............................            39,367    10.0496        395,626          --         395,626
     SIS -- Level 4.............................            35,590    10.0437        357,452          --         357,452
     SIS -- Level 5.............................            21,966    10.0397        220,530          --         220,530
     SIS -- Level 6.............................             1,141    10.0338         11,793          --          11,793
     TEC -- Level 1.............................           281,559     7.7100      2,170,821          --       2,170,821
     TEC -- Level 2.............................           142,694     7.7050      1,099,455          --       1,099,455
     TEC -- Level 3.............................           548,800     7.7016      4,226,652          --       4,226,652
     TEC -- Level 4.............................           538,339     7.6966      4,143,373          --       4,143,373
     TEC -- Level 5.............................           253,221     7.6932      1,948,088          --       1,948,088
     TEC -- Level 6.............................            49,366     7.6882        380,021          --         380,021
     TRS -- Level 1.............................            41,995    10.9931        461,653          --         461,653
     TRS -- Level 2.............................            68,186    10.9864        749,119          --         749,119
     TRS -- Level 3.............................           307,559    10.9819      3,377,578          --       3,377,578
     TRS -- Level 4.............................           295,198    10.9752      3,239,851          --       3,239,851
     TRS -- Level 5.............................           324,903    10.9707      3,564,412          --       3,564,412
     TRS -- Level 6.............................            37,554    10.9640        411,537          --         411,537
     UTS -- Level 1.............................            54,728     9.8521        539,186          --         539,186
     UTS -- Level 2.............................           109,577     9.8458      1,078,870          --       1,078,870
     UTS -- Level 3.............................           526,275     9.8415      5,179,336          --       5,179,336
     UTS -- Level 4.............................           449,790     9.8351      4,423,733          --       4,423,733
     UTS -- Level 5.............................           491,066     9.8308      4,827,592          --       4,827,592
     UTS -- Level 6.............................            50,011     9.8244        488,819          --         488,819
     GAA -- Level 3.............................             9,938     9.4535         93,953          --          93,953
     GAA -- Level 4.............................            15,496     9.4484        146,410          --         146,410
     GAA -- Level 5.............................            37,076     9.4450        350,184          --         350,184
     GAA -- Level 6.............................             1,677     9.4399         15,772          --          15,772
     GGS -- Level 3.............................            38,750    10.3375        400,579          --         400,579
     GGS -- Level 4.............................            12,309    10.3312        127,172          --         127,172
     GGS -- Level 5.............................            10,061    10.3271        103,900          --         103,900
     GGS -- Level 6.............................               490    10.3208          5,033          --           5,033
     GGR -- Level 2.............................            61,167     8.4073        514,249          --         514,249
     GGR -- Level 3.............................           165,543     8.4035      1,391,143          --       1,391,143
     GGR -- Level 4.............................           248,860     8.3977      2,089,868          --       2,089,868
     GGR -- Level 5.............................           244,064     8.3939      2,048,650          --       2,048,650
     GGR -- Level 6.............................            30,327     8.3882        254,086          --         254,086
     GTR -- Level 1.............................             9,849     9.9824         98,318          --          98,318
     GTR -- Level 3.............................            13,660     9.9713        136,205          --         136,205
     GTR -- Level 4.............................            19,009     9.9647        189,420          --         189,420
     GTR -- Level 5.............................            29,500     9.9602        293,829          --         293,829
     GTR -- Level 6.............................             6,961     9.9536         69,234          --          69,234
     SGS -- Level 1.............................           268,479     8.3629      2,245,262          --       2,245,262
     SGS -- Level 2.............................           124,382     8.3575      1,039,516          --       1,039,516
     SGS -- Level 3.............................           648,834     8.3538      5,420,248          --       5,420,248
     SGS -- Level 4.............................           451,638     8.3484      3,770,449          --       3,770,449
     SGS -- Level 5.............................           198,417     8.3448      1,655,740          --       1,655,740
     SGS -- Level 6.............................           185,004     8.3393      1,541,807          --       1,541,807
     GTS -- Level 3.............................            11,974     7.2832         87,210          --          87,210
     GTS -- Level 4.............................             7,540     7.2799         54,887          --          54,887

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

     GTS -- Level 5.............................            23,618   $ 7.2777   $    171,869     $    --    $    171,869
                                                                                               Reserve for
                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA ACCESS CONTRACTS: -- CONTINUED
     MCS -- Level 1.............................            10,530     9.2503         97,409          --          97,409
     MCS -- Level 2.............................            14,752     9.2461        136,395          --         136,395
     MCS -- Level 3.............................            94,439     9.2434        872,937          --         872,937
     MCS -- Level 4.............................           107,236     9.2393        990,779          --         990,779
     MCS -- Level 5.............................           160,531     9.2365      1,482,749          --       1,482,749
     MCS -- Level 6.............................            99,581     9.2324        919,140          --         919,140
                                                                                ------------     -------    ------------
                                                                                $300,219,408     $24,077    $300,243,485
                                                                                ------------     -------    ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                                                               Reserve for
                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------   Variable
                                                           Units    Unit Value      Value       Annuities       Total
                                                         ---------  ----------  -------------  -----------  -------------
  MFS REGATTA CHOICE CONTRACTS:
     BDS -- Level 2.............................            62,271   $10.5347   $    656,008     $    --    $    656,008
     BDS -- Level 3.............................            29,888    10.5300        314,721          --         314,721
     BDS -- Level 4.............................            41,361    10.5277        435,439          --         435,439
     BDS -- Level 5.............................           128,272    10.5230      1,349,803          --       1,349,803
     BDS -- Level 6.............................            49,564    10.5160        519,473          --         519,473
     CAS -- Level 1.............................             9,289     8.0903         75,150       4,484          79,634
     CAS -- Level 2.............................           358,590     8.0848      2,899,144          --       2,899,144
     CAS -- Level 3.............................           144,013     8.0813      1,163,803          --       1,163,803
     CAS -- Level 4.............................           621,987     8.0795      5,025,322          --       5,025,322
     CAS -- Level 5.............................         1,152,866     8.0759      9,310,382          --       9,310,382
     CAS -- Level 6.............................           410,764     8.0705      3,314,840          --       3,314,840
     COS -- Level 2.............................           542,845     8.2203      4,462,360      10,029       4,472,389
     COS -- Level 3.............................           168,372     8.2166      1,383,439          --       1,383,439
     COS -- Level 4.............................           974,321     8.2147      8,003,760          --       8,003,760
     COS -- Level 5.............................         2,057,010     8.2110     16,890,006          --      16,890,006
     COS -- Level 6.............................           530,318     8.2053      4,350,722          --       4,350,722
     MIT -- Level 2.............................           662,105     9.7233      6,437,881       5,992       6,443,873
     MIT -- Level 3.............................           106,576     9.7190      1,035,812          --       1,035,812
     MIT -- Level 4.............................           744,449     9.7168      7,233,692          --       7,233,692
     MIT -- Level 5.............................         1,982,246     9.7125     19,252,546          --      19,252,546
     MIT -- Level 6.............................           623,357     9.7060      6,049,214          --       6,049,214
     EGS -- Level 1.............................             9,525     7.7721         74,029       4,932          78,961
     EGS -- Level 2.............................           564,969     7.7668      4,387,993          --       4,387,993
     EGS -- Level 3.............................           167,798     7.7632      1,302,661          --       1,302,661
     EGS -- Level 4.............................           913,512     7.7615      7,090,203          --       7,090,203
     EGS -- Level 5.............................         2,170,423     7.7579     16,837,999          --      16,837,999
     EGS -- Level 6.............................           578,558     7.7526      4,485,365          --       4,485,365
     EIS -- Level 2.............................           112,270    12.1428      1,363,271          --       1,363,271
     EIS -- Level 3.............................            20,757    12.1376        251,945          --         251,945
     EIS -- Level 4.............................           131,403    12.1349      1,594,559          --       1,594,559
     EIS -- Level 5.............................           329,803    12.1296      4,000,382          --       4,000,382
     EIS -- Level 6.............................            70,298    12.1217        847,318          --         847,318
     FCE -- Level 2.............................            16,933     8.1595        138,163          --         138,163
     FCE -- Level 3.............................            20,014     8.1559        163,231          --         163,231
     FCE -- Level 4.............................            50,636     8.1540        412,891          --         412,891
     FCE -- Level 5.............................           105,050     8.1504        856,203          --         856,203
     FCE -- Level 6.............................            54,411     8.1450        443,296          --         443,296
     FCG -- Level 1.............................             9,690     9.1063         88,236          --          88,236
     FCG -- Level 2.............................            75,354     9.1002        685,738          --         685,738
     FCG -- Level 3.............................            19,952     9.0962        181,484          --         181,484
     FCG -- Level 4.............................           143,533     9.0941      1,305,313          --       1,305,313
     FCG -- Level 5.............................           395,096     9.0901      3,591,468          --       3,591,468
     FCG -- Level 6.............................           116,665     9.0840      1,059,428          --       1,059,428
     FCI -- Level 2.............................            36,126     9.5954        346,649          --         346,649
     FCI -- Level 4.............................            31,240     9.5915        299,577          --         299,577
     FCI -- Level 5.............................            72,137     9.5855        691,474          --         691,474
     FCI -- Level 6.............................            26,179     9.5796        250,853          --         250,853
     GSS -- Level 2.............................           173,385    10.6258      1,842,349          --       1,842,349
     GSS -- Level 3.............................            20,304    10.6210        215,652          --         215,652
     GSS -- Level 4.............................           209,319    10.6187      2,222,697          --       2,222,697
     GSS -- Level 5.............................           370,992    10.6140      3,937,694          --       3,937,694
     GSS -- Level 6.............................           120,982    10.6069      1,283,193          --       1,283,193

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

     HYS -- Level 2.............................           112,132   $ 9.1845   $  1,029,879     $    --    $  1,029,879
                                                                                               Reserve for
                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA CHOICE CONTRACTS: -- CONTINUED
     HYS -- Level 3.............................            25,020     9.1804        229,694          --         229,694
     HYS -- Level 4.............................           143,301     9.1784      1,315,272          --       1,315,272
     HYS -- Level 5.............................           278,253     9.1743      2,552,777          --       2,552,777
     HYS -- Level 6.............................           104,240     9.1682        955,158          --         955,158
     MSS -- Level 2.............................           160,500     8.8670      1,423,152          --       1,423,152
     MSS -- Level 3.............................            40,787     8.8633        361,509          --         361,509
     MSS -- Level 4.............................           145,449     8.8615      1,288,890          --       1,288,890
     MSS -- Level 5.............................           318,263     8.8577      2,819,093          --       2,819,093
     MSS -- Level 6.............................            64,615     8.8522        569,486          --         569,486
     MIS -- Level 1.............................            41,788     8.7153        364,198      10,053         374,251
     MIS -- Level 2.............................           825,447     8.7095      7,189,214          --       7,189,214
     MIS -- Level 3.............................           147,610     8.7988      1,298,791          --       1,298,791
     MIS -- Level 4.............................         1,222,281     8.7036     10,638,301          --      10,638,301
     MIS -- Level 5.............................         3,410,945     8.6997     29,674,334          --      29,674,334
     MIS -- Level 6.............................           835,704     8.6939      7,263,050          --       7,263,050
     MMS -- Level 1.............................            16,332    10.2312        167,094          --         167,094
     MMS -- Level 2.............................           156,253    10.2243      1,597,571          --       1,597,571
     MMS -- Level 4.............................           136,521    10.2174      1,394,886          --       1,394,886
     MMS -- Level 5.............................           324,280    10.2128      3,311,807          --       3,311,807
     MMS -- Level 6.............................           204,046    10.2059      2,082,689          --       2,082,689
     NWD -- Level 2.............................           228,703     8.5929      1,965,223          --       1,965,223
     NWD -- Level 3.............................            96,431     8.5890        828,245          --         828,245
     NWD -- Level 4.............................           333,331     8.5870      2,862,316          --       2,862,316
     NWD -- Level 5.............................           830,845     8.5831      7,131,229          --       7,131,229
     NWD -- Level 6.............................           274,903     8.5772      2,358,208          --       2,358,208
     RES -- Level 2.............................           287,774     8.8839      2,556,553       4,684       2,561,237
     RES -- Level 3.............................           136,123     8.8800      1,208,774          --       1,208,774
     RES -- Level 4.............................           474,565     8.8781      4,213,231          --       4,213,231
     RES -- Level 5.............................         1,097,956     8.8742      9,743,498          --       9,743,498
     RES -- Level 6.............................           377,470     8.8684      3,347,075          --       3,347,075
     RGS -- Level 2.............................            41,097    10.0616        413,500          --         413,500
     RGS -- Level 3.............................            11,505    10.0574        115,711          --         115,711
     RGS -- Level 4.............................            70,162    10.0554        705,500          --         705,500
     RGS -- Level 5.............................           127,800    10.0512      1,284,536          --       1,284,536
     RGS -- Level 6.............................            40,111    10.0449        402,939          --         402,939
     RSS -- Level 2.............................           147,311     8.9190      1,313,871          --       1,313,871
     RSS -- Level 3.............................            75,847     8.9150        676,174          --         676,174
     RSS -- Level 4.............................           160,450     8.9129      1,430,082          --       1,430,082
     RSS -- Level 5.............................           459,368     8.9089      4,092,445          --       4,092,445
     RSS -- Level 6.............................           113,049     8.9028      1,004,180          --       1,004,180
     SIS -- Level 2.............................            28,461    10.0431        285,832          --         285,832
     SIS -- Level 3.............................            26,165    10.0388        262,662          --         262,662
     SIS -- Level 4.............................            65,392    10.0366        656,316          --         656,316
     SIS -- Level 5.............................            91,957    10.0324        922,540          --         922,540
     SIS -- Level 6.............................            22,010    10.0259        220,596          --         220,596
     TEC -- Level 1.............................            21,540     7.7449        166,828          --         166,828
     TEC -- Level 2.............................           141,204     7.7398      1,092,896          --       1,092,896
     TEC -- Level 3.............................            41,719     7.7365        322,759          --         322,759
     TEC -- Level 4.............................           183,811     7.7348      1,421,734          --       1,421,734
     TEC -- Level 5.............................           644,712     7.7314      4,984,512          --       4,984,512
     TEC -- Level 6.............................           156,214     7.7263      1,207,638          --       1,207,638

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

     TRS -- Level 2.............................           219,370   $11.2029   $  2,457,576     $13,856    $  2,471,432
                                                                                               Reserve for
                                                            Applicable to Owners of
                                                         Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  ------------------------------------  Variable
                                                         Units      Unit Value   Value         Annuities     Total
                                                         ---------  ----------  -------------  -----------  -------------
 MFS REGATTA CHOICE CONTRACTS: -- CONTINUED
     TRS -- Level 3.............................            10,625    11.1981        118,984          --         118,984
     TRS -- Level 4.............................           325,729    11.1957      3,646,755          --       3,646,755
     TRS -- Level 5.............................           556,497    11.1909      6,227,677          --       6,227,677
     TRS -- Level 6.............................           188,022    11.1836      2,102,566          --       2,102,566
     UTS -- Level 2.............................           348,917     9.6922      3,381,763      10,460       3,392,223
     UTS -- Level 3.............................            95,664     9.6878        926,768          --         926,768
     UTS -- Level 4.............................           487,384     9.6856      4,720,588          --       4,720,588
     UTS -- Level 5.............................           985,298     9.6812      9,538,822          --       9,538,822
     UTS -- Level 6.............................           245,771     9.6745      2,376,495          --       2,376,495
     GAA -- Level 2.............................            11,274     9.5718        107,910          --         107,910
     GAA -- Level 3.............................             9,347     9.5681         89,429          --          89,429
     GAA -- Level 4.............................            15,475     9.5662        148,035          --         148,035
     GAA -- Level 5.............................            38,826     9.5625        371,270          --         371,270
     GAA -- Level 6.............................             3,760     9.5568         36,000          --          36,000
     GGS -- Level 2.............................            10,314    10.2736        105,965          --         105,965
     GGS -- Level 3.............................            12,317    10.2690        126,480          --         126,480
     GGS -- Level 4.............................            12,672    10.2667        130,099          --         130,099
     GGS -- Level 5.............................            54,231    10.2622        556,531          --         556,531
     GGS -- Level 6.............................            33,261    10.2553        341,166          --         341,166
     GGR -- Level 2.............................           155,157     8.9115      1,382,692          --       1,382,692
     GGR -- Level 3.............................             4,354     8.9077         38,787          --          38,787
     GGR -- Level 4.............................           201,984     8.9058      1,798,837          --       1,798,837
     GGR -- Level 5.............................           376,659     8.9020      3,353,028          --       3,353,028
     GGR -- Level 6.............................            88,602     8.8963        786,087          --         786,087
     GTR -- Level 2.............................             6,315     9.9684         62,947          --          62,947
     GTR -- Level 4.............................            25,601     9.9630        255,066          --         255,066
     GTR -- Level 5.............................            20,862     9.9593        207,774          --         207,774
     GTR -- Level 6.............................             5,255     9.9538         52,293          --          52,293
     SGS -- Level 2.............................           135,296     8.4758      1,146,734       3,620       1,150,354
     SGS -- Level 3.............................            25,507     8.4721        216,098          --         216,098
     SGS -- Level 4.............................           261,952     8.4703      2,218,809          --       2,218,809
     SGS -- Level 5.............................           599,690     8.4666      5,077,349          --       5,077,349
     SGS -- Level 6.............................           136,093     8.4612      1,151,231          --       1,151,231
     GTS -- Level 2.............................            11,107     7.2886         80,953          --          80,953
     GTS -- Level 3.............................             9,402     7.2865         68,504          --          68,504
     GTS -- Level 4.............................             3,533     7.2854         25,742          --          25,742
     GTS -- Level 5.............................            14,516     7.2832        105,725          --         105,725
     GTS -- Level 6.............................             2,093     7.2799         15,277          --          15,277
     MCS -- Level 2.............................            34,282     9.2503        317,116          --         317,116
     MCS -- Level 3.............................            32,880     9.2475        304,063          --         304,063
     MCS -- Level 4.............................           135,289     9.2461      1,250,905          --       1,250,905
     MCS -- Level 5.............................           257,499     9.2434      2,380,166          --       2,380,166
     MCS -- Level 6.............................            44,338     9.2393        409,435          --         409,435
                                                                                ------------     -------    ------------
                                                                                $359,355,776     $68,110    $359,423,886
                                                                                ------------     -------    ------------

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF CONDITION -- December 31, 2000 -- continued

                                                                                                 Reserve for
                                                                Applicable to Owners of
                                                          Deferred Variable Annuity Contracts
 NET ASSETS APPLICABLE TO CONTRACT OWNERS: -- CONTINUED  --------------------------------------   Variable
                                                           Units    Unit Value       Value        Annuities        Total
                                                         ---------  ----------  ---------------  -----------  ---------------
  MFS REGATTA FLEX 4 CONTRACTS:
     CAS -- Level 5.............................           3,309     $ 8.7653   $        29,008  $        --  $        29,008
     COS -- Level 3.............................             528       8.9505             4,726           --            4,726
     COS -- Level 5.............................             404       8.9472             3,616           --            3,616
     MIT -- Level 3.............................             484       9.7203             4,706           --            4,706
     MIT -- Level 4.............................             309       9.7182             3,000           --            3,000
     MIT -- Level 5.............................           4,449       9.7168            43,226           --           43,226
     EGS -- Level 5.............................           2,246       8.7702            19,690           --           19,690
     EIS -- Level 4.............................             707      10.6075             7,500           --            7,500
     EIS -- Level 5.............................           1,998      10.6059            21,180           --           21,180
     FCG -- Level 5.............................           2,079       9.7135            20,191           --           20,191
     GSS -- Level 5.............................           4,857      10.3667            50,346           --           50,346
     HYS -- Level 5.............................           2,068       9.7171            20,086           --           20,086
     MIS -- Level 3.............................             526       8.9598             4,709           --            4,709
     MIS -- Level 4.............................           1,172       8.9578            10,500           --           10,500
     MIS -- Level 5.............................           3,062       8.9565            27,432           --           27,432
     MMS -- Level 5.............................           9,973      10.0682           100,410           --          100,410
     NWD -- Level 4.............................             164       9.1675             1,500           --            1,500
     NWD -- Level 5.............................           2,248       9.1661            20,610           --           20,610
     RSS -- Level 4.............................             314       9.5692             3,000           --            3,000
     TRS -- Level 3.............................             453      10.3812             4,699           --            4,699
     TRS -- Level 4.............................             289      10.3789             3,000           --            3,000
     TRS -- Level 5.............................             376      10.3774             3,908           --            3,908
     UTS -- Level 5.............................           2,091       9.8905            20,684           --           20,684
     GGR -- Level 5.............................           1,747       9.2069            16,086           --           16,086
     MCS -- Level 4.............................             169       8.8813             1,500           --            1,500
     MCS -- Level 5.............................           2,273       8.8800            20,187           --           20,187
                                                                                ---------------  -----------  ---------------
                                                                                $       465,500  $        --  $       465,500
                                                                                ---------------  -----------  ---------------
     Net Assets...............................................................  $13,275,681,478  $45,730,421  $13,321,411,899
                                                                                ===============  ===========  ===============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- Year Ended December 31, 2000

                                          BDS            CAS            COS            MIT
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  2,376,672  $ 229,759,796  $  59,697,952  $ 151,163,534
   Mortality and expense risk
    charges.........................      (748,920)   (22,105,743)    (7,397,836)   (25,648,793)
   Distribution and administrative
    expense charges.................       (89,870)    (2,652,689)      (887,740)    (3,077,855)
                                      ------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $  1,537,882  $ 205,001,364  $  51,412,376  $ 122,436,886
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 13,754,085  $ 404,615,495  $  59,298,268  $ 335,636,379
     Cost of investments sold.......   (13,997,518)  (289,475,762)   (33,473,926)  (225,129,416)
                                      ------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $   (243,433) $ 115,139,733  $  25,824,342  $ 110,506,963
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  3,315,903  $ (71,625,585) $     466,817  $  68,267,352
     Beginning of year..............      (731,928)   473,751,561    136,961,819    331,150,359
                                      ------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  4,047,831  $(545,377,146) $(136,495,002) $(262,883,007)
                                      ------------  -------------  -------------  -------------
     Realized and unrealized gains
      (losses)......................  $  3,804,398  $(430,237,413) $(110,670,660) $(152,376,044)
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  5,342,280  $(225,236,049) $ (59,258,284) $ (29,939,158)
                                      ============  =============  =============  =============

                                           EGS
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 132,865,620
   Mortality and expense risk
    charges.........................    (17,653,345)
   Distribution and administrative
    expense charges.................     (2,118,401)
                                      -------------
       Net investment income
        (loss)......................  $ 113,093,874
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 174,185,082
     Cost of investments sold.......    (76,408,253)
                                      -------------
       Net realized gains
        (losses)....................  $  97,776,829
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ 168,421,597
     Beginning of year..............    696,941,762
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(528,520,165)
                                      -------------
     Realized and unrealized gains
      (losses)......................  $(430,743,336)
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $(317,649,462)
                                      =============

                                          EIS            FCE            FCG            FCI
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $    546,227  $       4,859  $   1,557,547  $   8,131,650
   Mortality and expense risk
    charges.........................      (817,047)      (491,167)    (1,133,631)      (999,935)
   Distribution and administrative
    expense charges.................       (98,046)       (58,940)      (136,036)      (119,992)
                                      ------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $   (368,866) $    (545,248) $     287,880  $   7,011,723
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 11,874,492  $  19,608,577  $  36,665,018  $  53,493,994
     Cost of investments sold.......   (10,688,070)   (16,662,160)   (31,280,492)   (51,585,346)
                                      ------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $  1,186,422  $   2,946,417  $   5,384,526  $   1,908,648
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ 19,604,463  $  (5,864,182) $    (132,948) $     148,843
     Beginning of year..............       815,964      7,573,821     14,196,828     11,755,882
                                      ------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ 18,788,499  $ (13,438,003) $ (14,329,776) $ (11,607,039)
                                      ------------  -------------  -------------  -------------
     Realized and unrealized gains
      (losses)......................  $ 19,974,921  $ (10,491,586) $  (8,945,250) $  (9,698,391)
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ 19,606,055  $ (11,036,834) $  (8,657,370) $  (2,686,668)
                                      ============  =============  =============  =============

                                           GSS
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  27,076,668
   Mortality and expense risk
    charges.........................     (5,592,042)
   Distribution and administrative
    expense charges.................       (671,045)
                                      -------------
       Net investment income
        (loss)......................  $  20,813,581
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 142,112,893
     Cost of investments sold.......   (143,756,023)
                                      -------------
       Net realized gains
        (losses)....................  $  (1,643,130)
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  14,182,490
     Beginning of year..............    (13,183,512)
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  27,366,002
                                      -------------
     Realized and unrealized gains
      (losses)......................  $  25,722,872
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  46,536,453
                                      =============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- YEAR ENDED DECEMBER 31, 2000 -- continued

                                          HYS            MSS            MIS            MMS
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $ 26,830,340  $ 115,341,726  $  28,048,136  $  22,048,663
   Mortality and expense risk
    charges.........................    (3,601,020)    (7,562,475)    (9,622,355)    (4,688,059)
   Distribution and administrative
    expense charges.................      (432,122)      (907,497)    (1,154,683)      (562,567)
                                      ------------  -------------  -------------  -------------
       Net investment income
       (loss).......................  $ 22,797,198  $ 106,871,754  $  17,271,098  $  16,798,037
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $100,905,968  $ 127,174,981  $  59,635,661  $ 704,416,907
     Cost of investments sold.......  (115,457,467)   (82,422,477)   (39,367,628)  (704,416,907)
                                      ------------  -------------  -------------  -------------
       Net realized gains
       (losses).....................  $(14,551,499) $  44,752,504  $  20,268,033  $          --
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $(40,406,353) $ (16,375,940) $  (4,363,775) $          --
     Beginning of year..............    (8,680,569)   284,470,613    114,855,426             --
                                      ------------  -------------  -------------  -------------
       Change in unrealized
       appreciation
       (depreciation)...............  $(31,725,784) $(300,846,553) $(119,219,201) $          --
                                      ------------  -------------  -------------  -------------
   Realized and unrealized gains
    (losses)........................  $(46,277,283) $(256,094,049) $ (98,951,168) $          --
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $(23,480,085) $(149,222,295) $ (81,680,070) $  16,798,037
                                      ============  =============  =============  =============

                                          NWD            RES            RGS            RSS
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  6,461,103  $ 127,950,420  $   1,397,379  $   2,181,345
   Mortality and expense risk
    charges.........................    (1,703,893)   (15,360,179)    (1,017,234)      (648,894)
   Distribution and administrative
    expense charges.................      (204,467)    (1,843,221)      (122,068)       (77,867)
                                      ------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $  4,552,743  $ 110,747,020  $     258,077  $   1,454,584
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $ 29,303,100  $ 142,562,970  $  18,581,040  $  10,780,660
     Cost of investments sold.......   (17,575,743)   (82,951,340)   (16,169,422)    (8,475,182)
                                      ------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $ 11,727,357  $  59,611,630  $   2,411,618  $   2,305,478
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ (5,896,477) $ 130,154,676  $   4,133,644  $  (3,573,617)
     Beginning of year..............    21,187,835    369,190,915      5,552,651      6,041,356
                                      ------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(27,084,312) $(239,036,239) $  (1,419,007) $  (9,614,973)
                                      ------------  -------------  -------------  -------------
   Realized and unrealized gains
    (losses)........................  $(15,356,955) $(179,424,609) $     992,611  $  (7,309,495)
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $(10,804,212) $ (68,677,589) $   1,250,688  $  (5,854,911)
                                      ============  =============  =============  =============

                                           SIS
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $     896,243
   Mortality and expense risk
    charges.........................       (301,003)
   Distribution and administrative
    expense charges.................        (36,120)
                                      -------------
       Net investment income
        (loss)......................  $     559,120
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $   6,293,880
     Cost of investments sold.......     (6,135,359)
                                      -------------
       Net realized gains
        (losses)....................  $     158,521
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $     257,101
     Beginning of year..............        463,814
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $    (206,713)
                                      -------------
   Realized and unrealized gains
    (losses)........................  $     (48,192)
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $     510,928
                                      =============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENT OF OPERATIONS -- YEAR ENDED DECEMBER 31, 2000 -- continued

                                         TEC(a)          TRS            UTS            GAA
                                      Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      ------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $         --  $ 162,152,566  $  43,299,993  $   6,310,603
   Mortality and expense risk
    charges.........................       (84,183)   (19,977,714)    (5,801,483)    (1,463,441)
   Distribution and administrative
    expense charges.................       (10,102)    (2,397,326)      (696,178)      (175,613)
                                      ------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $    (94,285) $ 139,777,526  $  36,802,332  $   4,671,549
                                      ------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  1,089,248  $ 437,583,044  $  36,501,474  $  18,697,962
     Cost of investments sold.......    (1,261,166)  (405,658,555)   (25,602,884)   (16,412,606)
                                      ------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $   (171,918) $  31,924,489  $  10,898,590  $   2,285,356
                                      ------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $ (7,346,993) $  40,889,931  $  49,775,622  $   2,415,687
     Beginning of year..............            --    (14,746,361)    77,255,375     13,719,084
                                      ------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $ (7,346,993) $  55,636,292  $ (27,479,753) $ (11,303,397)
                                      ------------  -------------  -------------  -------------
   Realized and unrealized gains
    (losses)........................  $ (7,518,911) $  87,560,781  $ (16,581,163) $  (9,018,041)
                                      ------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ (7,613,196) $ 227,338,307  $  20,221,169  $  (4,346,492)
                                      ============  =============  =============  =============

                                           GGS
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $   2,420,231
   Mortality and expense risk
    charges.........................       (703,794)
   Distribution and administrative
    expense charges.................        (84,455)
                                      -------------
       Net investment income
        (loss)......................  $   1,631,982
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  21,940,086
     Cost of investments sold.......    (26,088,019)
                                      -------------
       Net realized gains
        (losses)....................  $  (4,147,933)
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  (3,432,052)
     Beginning of year..............     (5,513,624)
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $   2,081,572
                                      -------------
   Realized and unrealized gains
    (losses)........................  $  (2,066,361)
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $    (434,379)
                                      =============

                                           GGR            GTR            SGS          GTS(b)
                                       Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                      -------------  -------------  -------------  -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $  63,822,469  $   7,281,344  $      27,121  $          --
   Mortality and expense risk
    charges.........................     (5,269,745)    (1,197,368)      (649,970)        (2,843)
   Distribution and administrative
    expense charges.................       (632,369)      (143,684)       (77,996)          (341)
                                      -------------  -------------  -------------  -------------
       Net investment income
        (loss)......................  $  57,920,355  $   5,940,292  $    (700,845) $      (3,184)
                                      -------------  -------------  -------------  -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $  74,146,265  $  16,807,198  $  12,683,045  $      27,491
     Cost of investments sold.......    (48,140,444)   (14,227,229)   (11,644,958)       (30,602)
                                      -------------  -------------  -------------  -------------
       Net realized gains
        (losses)....................  $  26,005,821  $   2,579,969  $   1,038,087  $      (3,111)
                                      -------------  -------------  -------------  -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  29,854,395  $   4,162,882  $ (12,358,957) $    (281,437)
     Beginning of year..............    178,498,769     11,918,237      1,072,320             --
                                      -------------  -------------  -------------  -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $(148,644,374) $  (7,755,355) $ (13,431,277) $    (281,437)
                                      -------------  -------------  -------------  -------------
   Realized and unrealized gains
    (losses)........................  $(122,638,553) $  (5,175,386) $ (12,393,190) $    (284,548)
                                      -------------  -------------  -------------  -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $ (64,718,198) $     764,906  $ (13,094,035) $    (287,732)
                                      =============  =============  =============  =============

                                         MCS(b)
                                       Sub-Account
                                      -------------
 INCOME AND EXPENSES:
   Dividend income and capital gain
    distributions received..........  $          --
   Mortality and expense risk
    charges.........................        (51,675)
   Distribution and administrative
    expense charges.................         (6,201)
                                      -------------
       Net investment income
        (loss)......................  $     (57,876)
                                      -------------
 REALIZED AND UNREALIZED GAINS
  (LOSSES):
   Realized gains (losses) on
    investment transactions:
     Proceeds from sales............  $     698,854
     Cost of investments sold.......       (758,794)
                                      -------------
       Net realized gains
        (losses)....................  $     (59,940)
                                      -------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of year....................  $  (1,196,996)
     Beginning of year..............             --
                                      -------------
       Change in unrealized
        appreciation
        (depreciation)..............  $  (1,196,996)
                                      -------------
   Realized and unrealized gains
    (losses)........................  $  (1,256,936)
                                      -------------
 INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS...................  $  (1,314,812)
                                      =============

(a) For the period July 17, 2000 (commencement of operations) through December 31, 2000.
(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS

                                              BDS                               CAS
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................   $ 1,537,882    $   (64,548)  $ 205,001,364   $      144,473,869
   Net realized gains
    (losses)....................      (243,433)       (20,595)    115,139,733          105,714,742
   Net unrealized gains
    (losses)....................     4,047,831     (1,017,930)   (545,377,146)         186,413,366
                                   -----------    -----------   --------------  ------------------
       Increase (Decrease) in
        net assets from
        operations..............   $ 5,342,280    $(1,103,073)  $(225,236,049)  $      436,601,977
                                   -----------    -----------   --------------  ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................   $12,292,708    $11,283,792   $ 120,462,569   $       76,869,793
     Net transfers between
      Sub-Accounts and Fixed
      Account...................    11,704,451     26,002,672      53,567,502            2,132,992
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........    (5,586,301)    (3,714,192)   (220,619,568)        (174,746,999)
                                   -----------    -----------   --------------  ------------------
       Net accumulation
        activity................   $18,410,858    $33,572,272   $ (46,589,497)  $      (95,744,214)
                                   -----------    -----------   --------------  ------------------
   Annuitization Activity:
     Annuitizations.............   $    20,734    $    79,698   $   1,565,991   $        1,893,718
     Annuity payments and
      contract charges..........       (90,994)       (25,302)     (1,975,291)          (1,271,221)
     Net Transfers between
      Sub-Accounts..............            --             --           1,603              109,831
     Adjustments to annuity
      reserves..................       (52,288)         2,648         (31,320)            (272,714)
                                   -----------    -----------   --------------  ------------------
       Net annuitization
        activity................   $  (122,548)   $    57,044   $    (439,017)  $          459,614
                                   -----------    -----------   --------------  ------------------
       Increase (Decrease) in
        net assets from contract
        owner transactions......   $18,288,310    $33,629,316   $ (47,028,514)  $      (95,284,600)
                                   -----------    -----------   --------------  ------------------
     Increase (Decrease) in net
      assets....................   $23,630,590    $32,526,243   $(272,264,563)  $      341,317,377
 NET ASSETS:
   Beginning of year............    52,108,331     19,582,088   1,835,767,127        1,494,449,750
                                   -----------    -----------   --------------  ------------------
   End of year..................   $75,738,921    $52,108,331   $1,563,502,564  $    1,835,767,127
                                   ===========    ===========   ==============  ==================

                                             COS
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $ 51,412,376   $  1,603,428
   Net realized gains
    (losses)...................    25,824,342     10,214,814
   Net unrealized gains
    (losses)...................  (136,495,002)   104,479,069
                                 ------------   ------------
       Increase (Decrease) in
        net assets from
        operations.............  $(59,258,284)  $116,297,311
                                 ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $188,488,711   $ 42,581,763
     Net transfers between
      Sub-Accounts and Fixed
      Account..................   173,050,060    100,363,903
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........   (52,708,744)   (18,079,962)
                                 ------------   ------------
       Net accumulation
        activity...............  $308,830,027   $124,865,704
                                 ------------   ------------
   Annuitization Activity:
     Annuitizations............  $    645,834   $    359,014
     Annuity payments and
      contract charges.........      (448,595)      (143,073)
     Net Transfers between
      Sub-Accounts.............            --         33,759
     Adjustments to annuity
      reserves.................       205,602        (43,544)
                                 ------------   ------------
       Net annuitization
        activity...............  $    402,841   $    206,156
                                 ------------   ------------
       Increase (Decrease) in
        net assets from contrac
        owner transactions.....  $309,232,868   $125,071,860
                                 ------------   ------------
     Increase (Decrease) in net
      assets...................  $249,974,584   $241,369,171
 NET ASSETS:
   Beginning of year...........   428,729,157    187,359,986
                                 ------------   ------------
   End of year.................  $678,703,741   $428,729,157
                                 ============   ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                             MIT                                EGS
                                         Sub-Account                        Sub-Account
                                ------------------------------  -----------------------------------
                                  Year Ended      Year Ended      Year Ended        Year Ended
                                 December 31,    December 31,    December 31,      December 31,
                                     2000            1999            2000              1999
                                --------------  --------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)....................  $ 122,436,886   $  116,479,963  $ 113,093,874   $          452,941
   Net realized gains
    (losses)..................    110,506,963      116,205,611     97,776,829           60,071,700
   Net unrealized gains
    (losses)..................   (262,883,007)    (121,684,348)  (528,520,165)         502,048,606
                                --------------  --------------  --------------  ------------------
       Increase (Decrease) in
        net assets from
        operations............  $ (29,939,158)  $  111,001,226  $(317,649,462)  $      562,573,247
                                --------------  --------------  --------------  ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received................  $ 204,855,593   $  200,798,865  $ 211,141,201   $       72,378,390
     Net transfers between
      Sub-Accounts and Fixed
      Account.................     47,197,414      215,949,849    168,377,777           80,609,004
     Withdrawals, surrenders,
      annuitizations and
      contract charges........   (201,810,388)    (159,633,917)  (121,215,216)         (63,348,442)
                                --------------  --------------  --------------  ------------------
       Net accumulation
        activity..............  $  50,242,619   $  257,114,797  $ 258,303,762   $       89,638,952
                                --------------  --------------  --------------  ------------------
   Annuitization Activity:
     Annuitizations...........  $   1,238,034   $    2,805,581  $   1,078,807   $        1,166,495
     Annuity payments and
      contract charges........     (1,378,085)        (993,419)      (980,952)            (240,170)
     Net Transfers between
      Sub-Accounts............         18,376          (31,426)            70               24,221
     Adjustments to annuity
      reserves................       (147,752)         (68,461)       152,251               (5,370)
                                --------------  --------------  --------------  ------------------
       Net annuitization
        activity..............  $    (269,427)  $    1,712,275  $     250,176   $          945,176
                                --------------  --------------  --------------  ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions..............  $  47,973,192   $  258,827,072  $ 258,553,938   $       90,584,128
                                --------------  --------------  --------------  ------------------
     Increase (Decrease) in
      net assets..............  $  20,034,034   $  369,828,298  $ (59,095,524)  $      653,157,375
 NET ASSETS:
   Beginning of year..........  2,096,720,038    1,726,891,740  1,354,104,868          700,947,493
                                --------------  --------------  --------------  ------------------
   End of year................  $2,116,754,072  $2,096,720,038  $1,295,009,344  $    1,354,104,868
                                ==============  ==============  ==============  ==================

                                           EIS
                                       Sub-Account
                               ----------------------------
                                Year Ended     Year Ended
                               December 31,   December 31,
                                   2000           1999
                               -------------  -------------
 OPERATIONS:
   Net investment income
    (loss)...................  $   (368,866)   $  (268,821)
   Net realized gains
    (losses).................     1,186,422        950,678
   Net unrealized gains
    (losses).................    18,788,499        220,608
                               ------------    -----------
       Increase (Decrease) in
        net assets from
        operations...........  $ 19,606,055    $   902,465
                               ------------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received...............  $ 28,419,453    $11,769,375
     Net transfers between
      Sub-Accounts and Fixed
      Account................    40,299,271     22,083,804
     Withdrawals, surrenders,
      annuitizations and
      contract charges.......    (6,195,560)    (2,323,339)
                               ------------    -----------
       Net accumulation
        activity.............  $ 62,523,164    $31,529,840
                               ------------    -----------
   Annuitization Activity:
     Annuitizations..........  $     31,514    $    12,343
     Annuity payments and
      contract charges.......          (762)          (181)
     Net Transfers between
      Sub-Accounts...........            --             --
     Adjustments to annuity
      reserves...............           243           (177)
                               ------------    -----------
       Net annuitization
        activity.............  $     30,995    $    11,985
                               ------------    -----------
   Increase (Decrease) in net
    assets from contract owne
    transactions.............  $ 62,554,159    $31,541,825
                               ------------    -----------
     Increase (Decrease) in
      net assets.............  $ 82,160,214    $32,444,290
 NET ASSETS:
   Beginning of year.........    40,936,047      8,491,757
                               ------------    -----------
   End of year...............  $123,096,261    $40,936,047
                               ============    ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                              FCE                               FCG
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $   (545,248)   $  (333,930)  $     287,880   $         (399,246)
   Net realized gains
    (losses)....................     2,946,417     (1,729,186)      5,384,526            1,603,586
   Net unrealized gains
    (losses)....................   (13,438,003)    12,931,317     (14,329,776)          14,716,273
                                  ------------    -----------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $(11,036,834)   $10,868,201   $  (8,657,370)  $       15,920,613
                                  ------------    -----------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $  8,051,513    $ 2,257,666   $  32,252,354   $        7,721,195
     Net transfers between
      Sub-Accounts and Fixed
      Account...................     5,817,273     10,148,747      32,339,634           10,540,394
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........    (4,459,000)    (2,575,449)     (6,112,540)          (3,292,901)
                                  ------------    -----------   -------------   ------------------
       Net accumulation
        activity................  $  9,409,786    $ 9,830,964   $  58,479,448   $       14,968,688
                                  ------------    -----------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $     61,320    $   154,638   $      69,727   $           39,173
     Annuity payments and
      contract charges..........      (139,157)        (8,635)        (23,992)              (9,967)
     Net transfers between
      Sub-Accounts..............            --         54,153              --                   --
     Adjustments to annuity
      reserves..................        81,906         (3,330)          2,479              (15,216)
                                  ------------    -----------   -------------   ------------------
       Net annuitization
        activity................  $      4,069    $   196,826   $      48,214   $           13,990
                                  ------------    -----------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $  9,413,855    $10,027,790   $  58,527,662   $       14,982,678
                                  ------------    -----------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $ (1,622,979)   $20,895,991   $  49,870,292   $       30,903,291
 NET ASSETS:
   Beginning of year............    37,872,729     16,976,738      66,209,989           35,306,698
                                  ------------    -----------   -------------   ------------------
   End of year..................  $ 36,249,750    $37,872,729   $ 116,080,281   $       66,209,989
                                  ============    ===========   =============   ==================

                                             FCI
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $  7,011,723    $ 1,191,818
   Net realized gains
    (losses)...................     1,908,648      5,298,157
   Net unrealized gains
    (losses)...................   (11,607,039)     5,260,268
                                 ------------    -----------
       Increase (Decrease) in
        net assets from
        operations.............  $ (2,686,668)   $11,750,243
                                 ------------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $  8,797,559    $ 4,415,080
     Net transfers between
      Sub-Accounts and Fixed
      Account..................     1,735,722     (1,761,772)
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (9,033,320)    (5,447,333)
                                 ------------    -----------
       Net accumulation
        activity...............  $  1,499,961    $(2,794,025)
                                 ------------    -----------
   Annuitization Activity:
     Annuitizations............  $     54,002    $    59,613
     Annuity payments and
      contract charges.........       (27,655)       (14,579)
     Net transfers between
      Sub-Accounts.............            --             --
     Adjustments to annuity
      reserves.................        (1,298)        (4,391)
                                 ------------    -----------
       Net annuitization
        activity...............  $     25,049    $    40,643
                                 ------------    -----------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $  1,525,010    $(2,753,382)
                                 ------------    -----------
     Increase (Decrease) in net
      assets...................  $ (1,161,658)   $ 8,996,861
 NET ASSETS:
   Beginning of year...........    80,896,713     71,899,852
                                 ------------    -----------
   End of year.................  $ 79,735,055    $80,896,713
                                 ============    ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                              GSS                               HYS
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $ 20,813,581   $ 15,668,791   $  22,797,198   $       20,575,633
   Net realized gains
    (losses)....................    (1,643,130)    (2,683,104)    (14,551,499)          (3,849,529)
   Net unrealized gains
    (losses)....................    27,366,002    (27,290,375)    (31,725,784)            (700,282)
                                  ------------   ------------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $ 46,536,453   $(14,304,688)  $ (23,480,085)  $       16,025,822
                                  ------------   ------------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $ 35,907,984   $ 26,767,871   $  28,351,368   $       20,195,648
     Net transfers between
      Sub-Accounts and Fixed
      Account...................    29,420,853     91,170,433       4,517,525           20,734,522
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........   (72,893,970)   (59,337,154)    (37,586,369)         (36,583,190)
                                  ------------   ------------   -------------   ------------------
       Net accumulation
        activity................  $ (7,565,133)  $ 58,601,150   $  (4,717,476)  $        4,346,980
                                  ------------   ------------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $    709,592   $    665,654   $     459,830   $          333,040
     Annuity payments and
      contract charges..........      (510,647)      (452,725)       (353,292)            (295,312)
     Net transfers between
      Sub-Accounts..............        17,643         (3,904)             --                   --
     Adjustments to annuity
      reserves..................      (161,780)        (4,610)        (65,995)             (22,546)
                                  ------------   ------------   -------------   ------------------
       Net annuitization
        activity................  $     54,808   $    204,415   $      40,543   $           15,182
                                  ------------   ------------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $ (7,510,325)  $ 58,805,565   $  (4,676,933)  $        4,362,162
                                  ------------   ------------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $ 39,026,128   $ 44,500,877   $ (28,157,018)  $       20,387,984
 NET ASSETS:
   Beginning of year............   444,641,082    400,140,205     306,726,019          286,338,035
                                  ------------   ------------   -------------   ------------------
   End of year..................  $483,667,210   $444,641,082   $ 278,569,001   $      306,726,019
                                  ============   ============   =============   ==================

                                             MSS
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $106,871,754   $ (5,294,340)
   Net realized gains
    (losses)...................   44,752,504      15,953,711
   Net unrealized gains
    (losses)...................  (300,846,553)   267,741,266
                                 -------------  ------------
       Increase (Decrease) in
        net assets from
        operations.............  $(149,222,295) $278,400,637
                                 -------------  ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $58,847,500    $ 16,920,035
     Net transfers between
      Sub-Accounts and Fixed
      Account..................   55,157,431      52,096,752
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........  (79,521,840)    (51,120,379)
                                 -------------  ------------
       Net accumulation
        activity...............  $34,483,091    $ 17,896,408
                                 -------------  ------------
   Annuitization Activity:
     Annuitizations............  $   561,125    $    135,661
     Annuity payments and
      contract charges.........     (555,108)       (320,573)
     Net transfers between
      Sub-Accounts.............           --         118,980
     Adjustments to annuity
      reserves.................      (17,561)        (51,415)
                                 -------------  ------------
       Net annuitization
        activity...............  $   (11,544)   $   (117,347)
                                 -------------  ------------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $34,471,547    $ 17,779,061
                                 -------------  ------------
     Increase (Decrease) in net
      assets...................  $(114,750,748) $296,179,698
 NET ASSETS:
   Beginning of year...........  630,280,709     334,101,011
                                 -------------  ------------
   End of year.................  $515,529,961   $630,280,709
                                 =============  ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                              MIS                               MMS
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $ 17,271,098   $   (519,923)  $  16,798,037   $       14,066,908
   Net realized gains
    (losses)....................    20,268,033      6,220,402              --                   --
   Net unrealized gains
    (losses)....................  (119,219,201)   103,443,251              --                   --
                                  ------------   ------------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $(81,680,070)  $109,143,730   $  16,798,037   $       14,066,908
                                  ------------   ------------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $267,501,421   $137,436,213   $ 149,152,285   $       77,465,420
     Net transfers between
      Sub-Accounts and Fixed
      Account...................   259,239,622    223,731,514      (3,045,639)         176,379,832
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........   (60,579,090)   (20,457,443)   (210,393,152)        (230,737,769)
                                  ------------   ------------   -------------   ------------------
       Net accumulation
        activity................  $466,161,953   $340,710,284   $ (64,286,506)  $       23,107,483
                                  ------------   ------------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $    744,161   $    755,518   $     196,898   $        1,593,879
     Annuity payments and
      contract charges..........      (510,101)       (48,148)       (341,950)            (347,973)
     Net transfers between
      Sub-Accounts..............            --         47,324            (349)            (646,987)
     Adjustments to annuity
      reserves..................       268,875        (53,623)        (18,308)             (33,773)
                                  ------------   ------------   -------------   ------------------
       Net annuitization
        activity................  $    502,935   $    701,071   $    (163,709)  $          565,146
                                  ------------   ------------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $466,664,888   $341,411,355   $ (64,450,215)  $       23,672,629
                                  ------------   ------------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $384,984,818   $450,555,085   $ (47,652,178)  $       37,739,537
 NET ASSETS:
   Beginning of year............   531,745,990     81,190,905     454,644,884          416,905,347
                                  ------------   ------------   -------------   ------------------
   End of year..................  $916,730,808   $531,745,990   $ 406,992,706   $      454,644,884
                                  ============   ============   =============   ==================

                                             NWD
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $  4,552,743   $   (241,342)
   Net realized gains
    (losses)...................    11,727,357      1,355,381
   Net unrealized gains
    (losses)...................   (27,084,312)    19,683,822
                                 ------------   ------------
       Increase (Decrease) in
        net assets from
        operations.............  $(10,804,212)  $ 20,797,861
                                 ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $ 77,725,960   $ 10,051,271
     Net transfers between
      Sub-Accounts and Fixed
      Account..................    83,840,994     20,319,479
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (9,896,594)    (2,113,261)
                                 ------------   ------------
       Net accumulation
        activity...............  $151,670,360   $ 28,257,489
                                 ------------   ------------
   Annuitization Activity:
     Annuitizations............  $    162,539   $    339,593
     Annuity payments and
      contract charges.........      (291,928)       (15,934)
     Net transfers between
      Sub-Accounts.............            --         41,259
     Adjustments to annuity
      reserves.................       219,356        (46,627)
                                 ------------   ------------
       Net annuitization
        activity...............  $     89,967   $    318,291
                                 ------------   ------------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $151,760,327   $ 28,575,780
                                 ------------   ------------
     Increase (Decrease) in net
      assets...................  $140,956,115   $ 49,373,641
 NET ASSETS:
   Beginning of year...........    62,650,765     13,277,124
                                 ------------   ------------
   End of year.................  $203,606,880   $ 62,650,765
                                 ============   ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                             RES                                RGS
                                         Sub-Account                        Sub-Account
                                ------------------------------  -----------------------------------
                                  Year Ended      Year Ended      Year Ended        Year Ended
                                 December 31,    December 31,    December 31,      December 31,
                                     2000            1999            2000              1999
                                --------------  --------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)....................  $ 110,747,020   $   19,843,457  $     258,077   $         (620,571)
   Net realized gains
    (losses)..................     59,611,630       51,545,740      2,411,618            1,981,525
   Net unrealized gains
    (losses)..................   (239,036,239)     146,995,453     (1,419,007)           2,065,260
                                --------------  --------------  -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations............  $ (68,677,589)  $  218,384,650  $   1,250,688   $        3,426,214
                                --------------  --------------  -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received................  $ 100,944,068   $   60,172,716  $  12,619,642   $       12,282,216
     Net transfers between
      Sub-Accounts and Fixed
      Account.................     51,033,381       46,692,915      9,092,151           27,754,724
     Withdrawals, surrenders,
      annuitizations and
      contract charges........   (113,908,235)     (78,027,604)    (9,255,795)          (4,602,039)
                                --------------  --------------  -------------   ------------------
       Net accumulation
        activity..............  $  38,069,214   $   28,838,027  $  12,455,998   $       35,434,901
                                --------------  --------------  -------------   ------------------
   Annuitization Activity:
     Annuitizations...........  $     897,331   $      727,314  $      46,392   $           45,656
     Annuity payments and
      contract charges........       (661,710)        (340,066)       (33,136)             (22,411)
     Net transfers between
      Sub-Accounts............         18,306           45,500             --                   --
     Adjustments to annuity
      reserves................         (3,286)        (116,242)        (2,338)                 646
                                --------------  --------------  -------------   ------------------
       Net annuitization
        activity..............  $     250,641   $      316,506  $      10,918   $           23,891
                                --------------  --------------  -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions..............  $  38,319,855   $   29,154,533  $  12,466,916   $       35,458,792
                                --------------  --------------  -------------   ------------------
     Increase (Decrease) in
      net assets..............  $ (30,357,734)  $  247,539,183  $  13,717,604   $       38,885,006
 NET ASSETS:
   Beginning of year..........  1,195,550,735      948,011,552     75,159,185           36,274,179
                                --------------  --------------  -------------   ------------------
   End of year................  $1,165,193,001  $1,195,550,735  $  88,876,789   $       75,159,185
                                ==============  ==============  =============   ==================

                                           RSS
                                       Sub-Account
                               ----------------------------
                                Year Ended     Year Ended
                               December 31,   December 31,
                                   2000           1999
                               -------------  -------------
 OPERATIONS:
   Net investment income
    (loss)...................   $ 1,454,584    $  (141,943)
   Net realized gains
    (losses).................     2,305,478      1,511,865
   Net unrealized gains
    (losses).................    (9,614,973)     5,914,674
                                -----------    -----------
       Increase (Decrease) in
        net assets from
        operations...........   $(5,854,911)   $ 7,284,596
                                -----------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received...............   $41,763,940    $ 4,475,044
     Net transfers between
      Sub-Accounts and Fixed
      Account................    19,743,913     15,355,290
     Withdrawals, surrenders,
      annuitizations and
      contract charges.......    (3,286,019)    (1,000,866)
                                -----------    -----------
       Net accumulation
        activity.............   $58,221,834    $18,829,468
                                -----------    -----------
   Annuitization Activity:
     Annuitizations..........   $    89,297    $   206,502
     Annuity payments and
      contract charges.......      (229,096)            --
     Net transfers between
      Sub-Accounts...........            --             --
     Adjustments to annuity
      reserves...............       185,264             --
                                -----------    -----------
       Net annuitization
        activity.............   $    45,465    $   206,502
                                -----------    -----------
   Increase (Decrease) in net
    assets from contract owne
    transactions.............   $58,267,299    $19,035,970
                                -----------    -----------
     Increase (Decrease) in
      net assets.............   $52,412,388    $26,320,566
 NET ASSETS:
   Beginning of year.........    29,839,876      3,519,310
                                -----------    -----------
   End of year...............   $82,252,264    $29,839,876
                                ===========    ===========

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                                  SIS                     TEC
                                              Sub-Account             Sub-Account
                                      ----------------------------  ---------------
                                       Year Ended     Year Ended     Period Ended
                                      December 31,   December 31,    December 31,
                                          2000           1999           2000(a)
                                      -------------  -------------  ---------------
 OPERATIONS:
   Net investment income (loss).....   $   559,120    $    83,369   $      (94,285)
   Net realized gains (losses)......       158,521         89,915         (171,918)
   Net unrealized gains (losses)....      (206,713)       246,639       (7,346,993)
                                       -----------    -----------   ---------------
       Increase (Decrease) in net
        assets from operations......   $   510,928    $   419,923   $   (7,613,196)
                                       -----------    -----------   ---------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 8,750,504    $ 3,507,488   $   29,889,473
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................     6,354,616      8,565,548       10,157,396
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................    (2,101,610)      (830,463)        (462,508)
                                       -----------    -----------   ---------------
       Net accumulation activity....   $13,003,510    $11,242,573   $   39,584,361
                                       -----------    -----------   ---------------
   Annuitization Activity:
     Annuitizations.................   $    15,749    $        --   $        6,170
     Annuity payments and contract
      charges.......................          (281)            --              (77)
     Net transfers between
      Sub-Accounts..................            --             --               --
     Adjustments to annuity
      reserves......................           119             --           (3,242)
                                       -----------    -----------   ---------------
       Net annuitization activity...   $    15,587    $        --   $        2,851
                                       -----------    -----------   ---------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $13,019,097    $11,242,573   $   39,587,212
                                       -----------    -----------   ---------------
     Increase (Decrease) in net
      assets........................   $13,530,025    $11,662,496   $   31,974,016
 NET ASSETS:
   Beginning of year................    19,443,594      7,781,098               --
                                       -----------    -----------   ---------------
   End of year......................   $32,973,619    $19,443,594   $   31,974,016
                                       ===========    ===========   ===============

                                                   TRS
                                               Sub-Account
                                      ------------------------------
                                        Year Ended      Year Ended
                                       December 31,    December 31,
                                           2000            1999
                                      --------------  --------------
 OPERATIONS:
   Net investment income (loss).....  $ 139,777,526   $  244,657,574
   Net realized gains (losses)......     31,924,489       43,556,184
   Net unrealized gains (losses)....     55,636,292     (262,617,068)
                                      --------------  --------------
       Increase (Decrease) in net
        assets from operations......  $ 227,338,307   $   25,596,690
                                      --------------  --------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....  $  74,804,184   $   88,544,205
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................    (97,365,584)      81,610,921
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................   (253,512,922)    (250,384,445)
                                      --------------  --------------
       Net accumulation activity....  $(276,074,322)  $  (80,229,319)
                                      --------------  --------------
   Annuitization Activity:
     Annuitizations.................  $   2,349,159   $    2,259,139
     Annuity payments and contract
      charges.......................     (1,744,305)      (1,437,038)
     Net transfers between
      Sub-Accounts..................        (55,788)         (39,113)
     Adjustments to annuity
      reserves......................       (135,198)        (169,445)
                                      --------------  --------------
       Net annuitization activity...  $     413,868   $      613,543
                                      --------------  --------------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................  $(275,660,454)  $  (79,615,776)
                                      --------------  --------------
     Increase (Decrease) in net
      assets........................  $ (48,322,147)  $  (54,019,086)
 NET ASSETS:
   Beginning of year................  1,762,062,170    1,816,081,256
                                      --------------  --------------
   End of year......................  $1,713,740,023  $1,762,062,170
                                      ==============  ==============

(a) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                              UTS                               GAA
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $ 36,802,332   $ 24,907,386   $   4,671,549   $        4,809,747
   Net realized gains
    (losses)....................    10,898,590     10,701,662       2,285,356            2,885,303
   Net unrealized gains
    (losses)....................   (27,479,753)    42,961,865     (11,303,397)          10,272,405
                                  ------------   ------------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $ 20,221,169   $ 78,570,913   $  (4,346,492)  $       17,967,455
                                  ------------   ------------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $ 89,663,057   $ 34,302,650   $   5,808,656   $        2,661,148
     Net transfers between
      Sub-Accounts and Fixed
      Account...................   109,620,267     67,737,731         716,468          (14,351,525)
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........   (41,180,443)   (19,915,248)    (11,518,734)          (8,142,859)
                                  ------------   ------------   -------------   ------------------
       Net accumulation
        activity................  $158,102,881   $ 82,125,133   $  (4,993,610)  $      (19,833,236)
                                  ------------   ------------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $    459,117   $    111,619   $     197,229   $           12,744
     Annuity payments and
      contract charges..........      (252,731)      (154,181)       (144,114)            (102,934)
     Net transfers between
      Sub-Accounts..............            --        324,919              70              (33,199)
     Adjustments to annuity
      reserves..................       (33,064)       (15,579)        (22,183)              14,208
                                  ------------   ------------   -------------   ------------------
       Net annuitization
        activity................  $    173,322   $    266,778   $      31,002   $         (109,181)
                                  ------------   ------------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $158,276,203   $ 82,391,911   $  (4,962,608)  $      (19,942,417)
                                  ------------   ------------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $178,479,372   $160,962,824   $  (9,309,100)  $       (1,974,962)
 NET ASSETS:
   Beginning of year............   372,217,804    211,254,980     121,370,650          123,345,612
                                  ------------   ------------   -------------   ------------------
   End of year..................  $550,715,176   $372,217,804   $ 112,061,550   $      121,370,650
                                  ============   ============   =============   ==================

                                             GGS
                                         Sub-Account
                                 ----------------------------
                                  Year Ended     Year Ended
                                 December 31,   December 31,
                                     2000           1999
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $  1,631,982   $  8,275,209
   Net realized gains
    (losses)...................    (4,147,933)    (1,779,438)
   Net unrealized gains
    (losses)...................     2,081,572    (12,083,431)
                                 ------------   ------------
       Increase (Decrease) in
        net assets from
        operations.............  $   (434,379)  $ (5,587,660)
                                 ------------   ------------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $  4,548,344   $  1,751,874
     Net transfers between
      Sub-Accounts and Fixed
      Account..................    (2,827,337)    (4,727,708)
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........   (13,142,608)   (14,312,841)
                                 ------------   ------------
       Net accumulation
        activity...............  $(11,421,601)  $(17,288,675)
                                 ------------   ------------
   Annuitization Activity:
     Annuitizations............  $     52,911   $    100,118
     Annuity payments and
      contract charges.........      (123,868)      (114,238)
     Net transfers between
      Sub-Accounts.............            --             --
     Adjustments to annuity
      reserves.................       120,294        (22,713)
                                 ------------   ------------
       Net annuitization
        activity...............  $     49,337   $    (36,833)
                                 ------------   ------------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $(11,372,264)  $(17,325,508)
                                 ------------   ------------
     Increase (Decrease) in net
      assets...................  $(11,806,643)  $(22,913,168)
 NET ASSETS:
   Beginning of year...........    66,900,795     89,813,963
                                 ------------   ------------
   End of year.................  $ 55,094,152   $ 66,900,795
                                 ============   ============

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                              GGR                               GTR
                                          Sub-Account                       Sub-Account
                                  ----------------------------  -----------------------------------
                                   Year Ended     Year Ended      Year Ended        Year Ended
                                  December 31,   December 31,    December 31,      December 31,
                                      2000           1999            2000              1999
                                  -------------  -------------  --------------  -------------------
 OPERATIONS:
   Net investment income
    (loss)......................  $ 57,920,355   $  6,750,260   $   5,940,292   $        5,898,913
   Net realized gains
    (losses)....................    26,005,821     12,474,312       2,579,969            3,497,527
   Net unrealized gains
    (losses)....................  (148,644,374)   145,129,697      (7,755,355)          (2,696,231)
                                  ------------   ------------   -------------   ------------------
       Increase (Decrease) in
        net assets from
        operations..............  $(64,718,198)  $164,354,269   $     764,906   $        6,700,209
                                  ------------   ------------   -------------   ------------------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received..................  $ 46,331,287   $ 10,448,847   $   4,441,533   $        5,485,526
     Net transfers between
      Sub-Accounts and Fixed
      Account...................    36,422,023     11,508,041      (1,546,986)           1,803,965
     Withdrawals, surrenders,
      annuitizations and
      contract charges..........   (51,898,609)   (26,312,080)     (8,818,488)          (6,850,689)
                                  ------------   ------------   -------------   ------------------
       Net accumulation
        activity................  $ 30,854,701   $ (4,355,192)  $  (5,923,941)  $          438,802
                                  ------------   ------------   -------------   ------------------
   Annuitization Activity:
     Annuitizations.............  $    456,789   $    166,248   $      20,713   $          114,644
     Annuity payments and
      contract charges..........      (234,872)      (116,958)        (86,584)             (78,129)
     Net transfers between
      Sub-Accounts..............            70        (12,182)             --                   --
     Adjustments to annuity
      reserves..................       (21,859)        22,465          (8,028)              (3,828)
                                  ------------   ------------   -------------   ------------------
       Net annuitization
        activity................  $    200,128   $     59,573   $     (73,899)  $           32,687
                                  ------------   ------------   -------------   ------------------
   Increase (Decrease) in net
    assets from contract owner
    transactions................  $ 31,054,829   $ (4,295,619)  $  (5,997,840)  $          471,489
                                  ------------   ------------   -------------   ------------------
     Increase (Decrease) in net
      assets....................  $(33,663,369)  $160,058,650   $  (5,232,934)  $        7,171,698
 NET ASSETS:
   Beginning of year............   420,537,886    260,479,236     102,446,170           95,274,472
                                  ------------   ------------   -------------   ------------------
   End of year..................  $386,874,517   $420,537,886   $  97,213,236   $      102,446,170
                                  ============   ============   =============   ==================

                                             SGS
                                         Sub-Account
                                 ----------------------------
                                  Year Ended    Period Ended
                                 December 31,   December 31,
                                     2000          1999(b)
                                 -------------  -------------
 OPERATIONS:
   Net investment income
    (loss).....................  $   (700,845)   $    (7,994)
   Net realized gains
    (losses)...................     1,038,087       (341,864)
   Net unrealized gains
    (losses)...................   (13,431,277)     1,072,320
                                 ------------    -----------
       Increase (Decrease) in
        net assets from
        operations.............  $(13,094,035)   $   722,462
                                 ------------    -----------
 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments
      received.................  $ 50,262,282    $   421,107
     Net transfers between
      Sub-Accounts and Fixed
      Account..................    43,860,963      8,018,971
     Withdrawals, surrenders,
      annuitizations and
      contract charges.........    (3,596,813)        (4,249)
                                 ------------    -----------
       Net accumulation
        activity...............  $ 90,526,432    $ 8,435,829
                                 ------------    -----------
   Annuitization Activity:
     Annuitizations............  $    144,114    $        --
     Annuity payments and
      contract charges.........        (8,563)            --
     Net transfers between
      Sub-Accounts.............            --             --
     Adjustments to annuity
      reserves.................        (1,503)            --
                                 ------------    -----------
       Net annuitization
        activity...............  $    134,048    $        --
                                 ------------    -----------
   Increase (Decrease) in net
    assets from contract owner
    transactions...............  $ 90,660,480    $ 8,435,829
                                 ------------    -----------
     Increase (Decrease) in net
      assets...................  $ 77,566,445    $ 9,158,291
 NET ASSETS:
   Beginning of year...........     9,158,291             --
                                 ------------    -----------
   End of year.................  $ 86,724,736    $ 9,158,291
                                 ============    ===========

(b) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

STATEMENTS OF CHANGES IN NET ASSETS -- continued

                                           GTS            MCS
                                       Sub-Account    Sub-Account
                                      -------------  -------------
                                      Period Ended   Period Ended
                                      December 31,   December 31,
                                         2000(c)        2000(c)
                                      -------------  -------------
 OPERATIONS:
   Net investment income (loss).....   $    (3,184)   $   (57,876)
   Net realized gains (losses)......        (3,111)       (59,940)
   Net unrealized gains (losses)....      (281,437)    (1,196,996)
                                       -----------    -----------
       Increase (Decrease) in net
       assets from operations.......   $  (287,732)   $(1,314,812)
                                       -----------    -----------

 CONTRACT OWNER TRANSACTIONS:
   Accumulation Activity:
     Purchase payments received.....   $ 1,154,514    $15,246,105
     Net transfers between
      Sub-Accounts and Fixed
      Account.......................       535,070     12,544,803
     Withdrawals, surrenders,
      annuitizations and contract
      charges.......................        (2,200)      (123,483)
                                       -----------    -----------
       Net accumulation activity....   $ 1,687,384    $27,667,425
                                       -----------    -----------
   Annuitization Activity:
     Annuitizations.................   $        --    $        --
     Annuity payments and contract
      charges.......................            --             --
     Net transfers between
      Sub-Accounts..................            --             --
     Adjustments to annuity
      reserves......................            --             --
                                       -----------    -----------
       Net annuitization activity...   $        --    $        --
                                       -----------    -----------
   Increase (Decrease) in net assets
    from contract owner
    transactions....................   $ 1,687,384    $27,667,425
                                       -----------    -----------
     Increase (Decrease) in net
      assets........................   $ 1,399,652    $26,352,613
 NET ASSETS:
   Beginning of year................            --             --
                                       -----------    -----------
   End of year......................   $ 1,399,652    $26,352,613
                                       ===========    ===========

(c) For the period September 11, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

                       See notes to financial statements

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account F (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts and Regatta Flex 4 contracts (collectively, the "Contracts") and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account attributable to the Contracts is invested in shares of a specific corresponding series of MFS/Sun Life Series Trust (the "Series Trust"), an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES
GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(3) CONTRACT CHARGES
A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

                                                 Level 1    Level 2    Level 3    Level 4    Level 5    Level 6
                                                 --------   --------   --------   --------   --------   --------
Regatta contracts..............................   1.25%       --         --         --         --         --
Regatta Gold contracts.........................   1.25%       --         --         --         --         --
Regatta Classic contracts......................   1.00%       --         --         --         --         --
Regatta Platinum contracts.....................   1.25%       --         --         --         --         --
Regatta Extra contracts........................   1.30%      1.45%      1.55%      1.70%       --         --
Regatta Choice contracts.......................   0.85%      1.00%      1.10%      1.15%      1.25%      1.40%
Regatta Access contracts.......................   1.00%      1.15%      1.25%      1.40%      1.50%      1.65%
Regatta Flex 4 contracts.......................   0.95%      1.10%      1.20%      1.35%      1.45%      1.60%

Each year on the account anniversary, an account administration fee ("Account Fee") equal to $30 in the case of Regatta contracts, the lesser of $30 or 2% of the participant's account value in the case of Regatta Gold contracts, the lesser of $35 or 2% of the participant's account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra contracts and $50 in the case of Regatta Classic, Regatta Access, Regatta Choice and Regatta Flex 4 contracts (after account year 5, the account fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant's account value) is deducted from the participant's account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta, Regatta Gold, Regatta Platinum, Regatta Extra, Regatta Choice and Regatta Flex 4 contracts, a withdrawal charge (contingent deferred sales charge) of up to 8% of certain amounts withdrawn, when applicable, may

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(3) CONTRACT CHARGES -- CONTINUED
be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant's account for less than one year.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Regatta contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to such contracts. No deduction for the distribution expense charge is made after the seventh account anniversary.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

(4) ANNUITY RESERVES
Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 4% or 3%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant's contract or certificate, as applicable, and the 2000 Individual Annuitant Mortality Table and an assumed rate of 3% for Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1                      22,958     464,349        1,434       1,694      (12,093)   (403,678)
 CAS -- Level 2                   7,847,274   9,053,993        5,852       6,466      190,764     841,337
 GSS -- Level 1                          --     325,241          441       1,870           --    (310,743)
 GSS -- Level 2                   2,795,724   2,656,978       18,617      10,259        6,818   1,016,504
 HYS -- Level 1                         165      73,632           --         165         (165)    (69,249)
 HYS -- Level 2                   1,075,336   1,320,379           --          --      (38,144)    160,884
 MSS -- Level 1                       5,113     196,463          380         719       (3,537)   (170,145)
 MSS -- Level 2                   2,678,028   2,730,897        4,329       8,046      160,720     791,231
 MMS -- Level 1                      16,140     268,447        6,124       6,604       (3,167)    (78,142)
 MMS -- Level 2                   2,672,617   3,722,758        7,930      46,627      707,544   4,208,078
 TRS -- Level 1                      31,742     898,137          933         980      (23,876)   (753,744)
 TRS -- Level 2                   9,929,414  12,506,430       11,299      12,834     (363,128)  1,380,346
 GGS -- Level 1                         495      89,328           --         762         (495)    (80,050)
 GGS -- Level 2                     630,136     834,010        2,983          --      (32,500)     81,087


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CONTRACTS:
 ------------------------------
 CAS -- Level 1                        (769)     (39,407)      11,530      22,958
 CAS -- Level 2                  (1,283,752)  (2,054,522)   6,760,138   7,847,274
 GSS -- Level 1                        (441)     (16,368)          --          --
 GSS -- Level 2                    (534,703)    (888,017)   2,286,456   2,795,724
 HYS -- Level 1                          --       (4,383)          --         165
 HYS -- Level 2                    (243,668)    (405,927)     793,524   1,075,336
 MSS -- Level 1                         (31)     (21,924)       1,925       5,113
 MSS -- Level 2                    (504,331)    (852,146)   2,338,746   2,678,028
 MMS -- Level 1                      (1,591)    (180,769)      17,506      16,140
 MMS -- Level 2                  (1,509,013)  (5,304,846)   1,879,078   2,672,617
 TRS -- Level 1                      (6,860)    (113,631)       1,939      31,742
 TRS -- Level 2                  (2,344,550)  (3,970,196)   7,233,035   9,929,414
 GGS -- Level 1                          --       (9,545)          --         495
 GGS -- Level 2                    (133,399)    (284,961)     467,220     630,136

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA GOLD CONTRACTS:
 ------------------------------
 BDS                              2,085,322   1,182,239       29,483     128,326      197,581   1,055,550
 CAS                             32,846,090  37,500,481      320,065     515,449     (454,290) (1,432,874)
 COS                             12,845,672  10,262,282      247,279     317,640    2,522,261   3,084,055
 MIT                             49,201,899  51,880,765      449,673   1,104,376   (2,923,924)    814,616
 EGS                             28,061,821  28,900,957      373,147     564,144      824,391     856,790
 EIS                              1,301,166     528,238       52,382      96,901    1,386,697     840,387
 FCE                              2,761,034   2,147,348       26,228      49,578     (318,783)    814,122
 FCG                              3,187,799   3,290,043       70,013     103,809      641,167      71,906
 FCI                              4,509,596   5,214,558       40,386      53,226     (105,015)   (373,297)
 GSS                             23,230,411  23,218,234      194,879     381,294     (187,738)  2,812,014
 HYS                             12,537,119  14,190,817      106,514     209,455   (1,083,157)   (264,388)
 MSS                             11,032,465  11,245,144      122,892     111,495      257,111     874,242
 MIS                             11,985,320   4,121,518      418,399   1,179,064    4,724,782   7,769,109
 MMS                             28,447,843  29,387,086      668,574   1,347,998    2,650,231  10,642,975
 NWD                              1,599,416     794,859      115,422      99,202    2,018,575     818,140
 RES                             35,935,779  38,553,986      370,413     602,325     (246,706)   (220,117)
 RGS                              3,153,242   2,408,676       32,925     120,353     (131,337)    906,773
 RSS                              1,114,581     190,267       93,854      29,576      393,052     929,786
 SIS                                892,490     622,914       19,211      67,062      168,195     260,781
 TEC(b)                                  --          --       15,067          --      422,042          --
 TRS                             62,923,966  71,102,020      543,287     922,198   (5,944,884)   (771,786)
 UTS                              9,588,408   9,023,102      147,605     323,450    1,258,562     972,853
 GAA                              6,188,330   7,576,691       55,903      61,909     (106,997)   (972,115)
 GGS                              3,941,088   5,048,219       61,047      51,599     (383,157)   (404,547)
 GGR                             13,513,835  14,522,129      124,310     189,567      338,996      82,020
 GTR                              4,907,545   5,354,633       32,245      80,538     (251,581)   (144,224)
 SGS(a)                             558,856          --       89,653       4,006    1,913,412     555,135
 GTS(c)                                  --          --          892          --       10,039          --
 MCS(c)                                  --          --       22,458          --      714,808          --


                                     Units Withdrawn,
                                     Surrendered, and          Units Outstanding
                                        Annuitized                End of Year
                                 -------------------------  -----------------------
                                        Year Ended                Year Ended
                                       December 31,              December 31,
                                    2000          1999         2000        1999
                                 -----------  ------------  ----------  -----------
 MFS REGATTA GOLD CONTRACTS:
 ------------------------------
 BDS                                (224,373)    (280,793)   2,088,013   2,085,322
 CAS                              (3,923,089)  (3,736,966)  28,788,776  32,846,090
 COS                              (1,507,447)    (818,305)  14,107,765  12,845,672
 MIT                              (5,022,822)  (4,597,858)  41,704,826  49,201,899
 EGS                              (2,634,800)  (2,260,070)  26,624,559  28,061,821
 EIS                                (257,831)    (164,360)   2,482,414   1,301,166
 FCE                                (362,273)    (250,014)   2,106,206   2,761,034
 FCG                                (333,310)    (277,959)   3,565,669   3,187,799
 FCI                                (551,232)    (384,891)   3,893,735   4,509,596
 GSS                              (3,939,996)  (3,181,131)  19,297,556  23,230,411
 HYS                              (1,655,163)  (1,598,765)   9,905,313  12,537,119
 MSS                              (1,424,398)  (1,198,416)   9,988,070  11,032,465
 MIS                              (1,953,513)  (1,084,371)  15,174,988  11,985,320
 MMS                             (12,562,122) (12,930,216)  19,204,526  28,447,843
 NWD                                (298,945)    (112,785)   3,434,468   1,599,416
 RES                              (3,419,313)  (3,000,415)  32,640,173  35,935,779
 RGS                                (479,617)    (282,560)   2,575,213   3,153,242
 RSS                                (121,765)     (35,048)   1,479,722   1,114,581
 SIS                                (146,165)     (58,267)     933,731     892,490
 TEC(b)                               (9,638)          --      427,471          --
 TRS                              (8,757,116)  (8,328,466)  48,765,253  62,923,966
 UTS                              (1,033,544)    (730,997)   9,961,031   9,588,408
 GAA                                (578,755)    (478,155)   5,558,481   6,188,330
 GGS                                (822,615)    (754,183)   2,796,363   3,941,088
 GGR                              (1,748,049)  (1,279,881)  12,229,092  13,513,835
 GTR                                (445,392)    (383,402)   4,242,817   4,907,545
 SGS(a)                             (171,777)        (285)   2,390,144     558,856
 GTS(c)                                   (2)          --       10,929          --
 MCS(c)                               (6,349)          --      730,917          --

(a) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(b) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(c) For the period September 11, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CLASSIC CONTRACTS:
 ------------------------------
 BDS                                 48,210      35,123        6,449      38,838       (4,522)    (23,411)
 CAS                                643,838     465,812       47,992      98,517      (91,372)    127,840
 COS                                450,750     277,518       72,724      98,185       11,676      94,668
 MIT                              1,467,541   1,213,193      121,498     343,708     (181,647)     47,381
 EGS                              1,130,669     959,802      107,075     206,621      107,369      (6,847)
 EIS                                 74,460      12,113       19,357      36,114        7,202      28,711
 FCE                                 72,781      43,654        4,806      14,933        8,698      17,553
 FCG                                 98,698      83,820       28,426      33,705       (2,948)     (6,058)
 FCI                                 89,652      90,582        4,662       5,230       (1,445)        289
 GSS                                282,054     297,310       57,825     100,923       13,071     (71,777)
 HYS                                312,392     342,363       44,389      64,265      (25,745)    (62,579)
 MSS                                305,995     140,324       43,035      64,332      (34,510)    112,516
 MIS                                501,609     232,788      159,372     298,311      192,879     (19,461)
 MMS                              1,078,121     270,417      430,188   1,348,530      (55,091)    (15,060)
 NWD                                 99,057      29,182       39,582      55,212      100,551      19,871
 RES                                963,271     872,289       87,336     161,577       74,874     (26,160)
 RGS                                 74,418      33,882        2,644      40,357       (6,504)      2,489
 RSS                                 28,986       2,234       30,538      11,775       18,241      15,565
 SIS                                 22,950       2,577       10,026      17,748        2,769       2,629
 TEC(b)                                  --          --           --          --       21,220          --
 TRS                              1,987,855   1,731,292      112,889     455,454     (177,947)    (52,461)
 UTS                                356,269     178,136       70,517      90,782      (19,451)    119,327
 GAA                                 43,343      53,167        4,434       1,943        1,625      (7,138)
 GGS                                 42,359      40,074        1,316      13,692      (11,024)     (7,500)
 GGR                                135,881     121,297       25,375      17,448        8,187       7,909
 GTR                                118,027      91,253        2,425      35,847      (10,402)     (2,772)
 SGS(a)                               5,701          --       21,212          --      100,435       5,701
 GTS(c)                                  --          --           --          --          987          --
 MCS(c)                                  --          --        2,795          --       14,513          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CLASSIC CONTRACTS:
 ------------------------------
 BDS                                (21,033)      (2,340)      29,104      48,210
 CAS                                (56,494)     (48,331)     543,964     643,838
 COS                                (49,627)     (19,621)     485,523     450,750
 MIT                               (168,601)    (136,741)   1,238,791   1,467,541
 EGS                                (81,326)     (28,907)   1,263,787   1,130,669
 EIS                                (11,260)      (2,478)      89,759      74,460
 FCE                                 (6,761)      (3,359)      79,524      72,781
 FCG                                 (4,790)     (12,769)     119,386      98,698
 FCI                                 (2,838)      (6,449)      90,031      89,652
 GSS                                (41,856)     (44,402)     311,094     282,054
 HYS                                (31,523)     (31,657)     299,513     312,392
 MSS                                (16,724)     (11,177)     297,796     305,995
 MIS                               (123,306)     (10,029)     730,554     501,609
 MMS                             (1,160,276)    (525,766)     292,942   1,078,121
 NWD                                (14,032)      (5,208)     225,158      99,057
 RES                                (75,371)     (44,435)   1,050,110     963,271
 RGS                                (11,069)      (2,310)      59,489      74,418
 RSS                                 (5,834)        (588)      71,931      28,986
 SIS                                 (1,089)          (4)      34,656      22,950
 TEC(b)                                  (1)          --       21,219          --
 TRS                               (111,560)    (146,430)   1,811,237   1,987,855
 UTS                                (44,557)     (31,976)     362,778     356,269
 GAA                                 (3,043)      (4,629)      46,359      43,343
 GGS                                 (3,186)      (3,904)      29,465      42,362
 GGR                                 (7,463)     (10,773)     161,980     135,881
 GTR                                 (6,442)      (6,301)     103,608     118,027
 SGS(a)                              (3,305)          --      124,043       5,701
 GTS(c)                                  --           --          987          --
 MCS(c)                                  (2)          --       17,306          --

(a) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(b) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(c) For the period September 11, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA PLATINUM
 CONTRACTS:
 ------------------------------
 BDS                              2,970,448     628,000      337,748     941,360      803,381   1,491,043
 CAS                             10,770,738   1,683,164    2,222,193   4,849,607    3,992,428   4,545,428
 COS                              6,088,167     556,955    2,451,530   2,758,794    5,345,713   2,891,912
 MIT                             36,443,681   5,331,018    4,108,166  14,730,220   11,223,464  17,398,081
 EGS                              9,952,208   1,651,404    2,814,750   4,181,549    5,547,646   4,397,355
 EIS                              2,322,545     272,362      328,675     946,919    1,540,804   1,153,460
 FCE                                471,834      72,586      145,280     171,566      619,215     260,658
 FCG                              1,960,439     338,938      644,767     649,457    1,719,085   1,016,982
 FCI                                904,331     199,346      126,464     355,635      287,699     379,426
 GSS                              6,917,529     816,102      512,807   1,959,697    2,809,781   4,315,488
 HYS                              5,126,512   1,000,705      774,008   1,613,791    2,245,875   2,693,972
 MSS                              2,096,399     211,044    1,104,838     948,374    1,579,363     986,589
 MIS                             20,741,206   2,428,134    4,004,053   9,327,754    9,439,739   9,497,539
 MMS                              4,848,739     886,479    2,395,381   4,525,979     (470,338)    (51,593)
 NWD                              2,064,540     436,178      883,056     750,621    2,018,745     945,469
 RES                              9,822,632   1,751,713    1,535,726   3,783,737    3,458,592   4,553,399
 RGS                              2,692,647     387,080      261,850     945,769      872,750   1,427,602
 RSS                                914,188     181,131      425,124     366,014      760,729     418,385
 SIS                                987,192     157,634      187,142     270,681      415,463     588,831
 TEC(b)                                  --          --       18,709          --      269,987          --
 TRS                             17,437,345   2,318,847    1,478,906   5,942,946    3,433,759   9,684,842
 UTS                              6,397,913     819,649    1,609,498   2,177,718    4,219,138   3,571,380
 GAA                                502,791     228,839      116,025     168,337      157,956     134,452
 GGS                                301,714      76,270       76,948      79,719      220,704     159,520
 GGR                              1,328,571     162,856      738,615     536,984    1,312,689     661,623
 GTR                                901,334     152,857       99,579     356,243      270,448     417,027
 SGS(a)                             189,701          --      591,218      32,991    1,068,999     156,786
 GTS(c)                                  --          --        6,534          --       25,103          --
 MCS(c)                                  --          --       14,982          --      341,205          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA PLATINUM
 CONTRACTS:
 ------------------------------
 BDS                               (282,151)     (89,955)   3,829,426   2,970,448
 CAS                               (862,181)    (307,461)  16,123,178  10,770,738
 COS                               (651,264)    (119,494)  13,234,146   6,088,167
 MIT                             (2,771,583)  (1,015,638)  49,003,728  36,443,681
 EGS                               (897,997)    (278,100)  17,416,607   9,952,208
 EIS                               (228,263)     (50,196)   3,963,761   2,322,545
 FCE                                (66,429)     (32,976)   1,169,900     471,834
 FCG                               (159,983)     (44,938)   4,164,308   1,960,439
 FCI                                (61,539)     (30,076)   1,256,955     904,331
 GSS                               (616,200)    (173,758)   9,623,917   6,917,529
 HYS                               (346,244)    (181,956)   7,800,151   5,126,512
 MSS                               (257,507)     (49,608)   4,523,093   2,096,399
 MIS                             (1,554,501)    (512,221)  32,630,497  20,741,206
 MMS                             (1,454,379)    (512,126)   5,319,403   4,848,739
 NWD                               (213,095)     (67,728)   4,753,246   2,064,540
 RES                               (690,225)    (266,217)  14,126,725   9,822,632
 RGS                               (203,346)     (67,804)   3,623,901   2,692,647
 RSS                                (98,538)     (51,342)   2,001,503     914,188
 SIS                                (54,473)     (29,954)   1,535,324     987,192
 TEC(b)                              (5,609)          --      283,087          --
 TRS                             (1,394,302)    (509,290)  20,955,708  17,437,345
 UTS                               (579,679)    (170,834)  11,646,870   6,397,913
 GAA                                (82,179)     (28,837)     694,593     502,791
 GGS                                (40,419)     (13,795)     558,947     301,714
 GGR                               (170,484)     (32,892)   3,209,391   1,328,571
 GTR                                (55,306)     (24,793)   1,216,055     901,334
 SGS(a)                             (64,510)         (76)   1,785,408     189,701
 GTS(c)                                (128)          --       31,509          --
 MCS(c)                              (3,025)          --      353,162          --

(a) For the period November 5, 1999 (commencement of operations of Sub-Account) through December 31, 1999.
(b) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.
(c) For the period September 11, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA EXTRA
 CONTRACTS(E):
 ------------------------------
 BDS -- Lvl 1                            --          --       77,077          --          796          --
 BDS -- Lvl 2                            --          --       62,912          --        2,803          --
 BDS -- Lvl 3                            --          --      222,942          --       (5,025)         --
 BDS -- Lvl 4                            --          --       75,311          --       13,433          --
 CAS -- Lvl 1                            --          --      680,390          --       23,317          --
 CAS -- Lvl 2                            --          --    1,033,055          --      110,405          --
 CAS -- Lvl 3                            --          --    1,907,665          --      256,865          --
 CAS -- Lvl 4                            --          --      488,014          --       60,792          --
 COS -- Lvl 1                            --          --    1,190,224          --      133,254          --
 COS -- Lvl 2                            --          --    1,591,686          --      143,194          --
 COS -- Lvl 3                            --          --    3,318,251          --      151,354          --
 COS -- Lvl 4                            --          --    1,057,412          --      108,455          --
 MIT -- Lvl 1                            --          --    1,498,395          --       92,725          --
 MIT -- Lvl 2                            --          --    2,012,563          --      184,391          --
 MIT -- Lvl 3                            --          --    3,932,058          --      348,599          --
 MIT -- Lvl 4                            --          --    1,139,347          --      210,626          --
 EGS -- Lvl 1                            --          --    1,413,122          --       81,652          --
 EGS -- Lvl 2                            --          --    1,839,133          --      190,313          --
 EGS -- Lvl 3                            --          --    3,949,575          --      481,371          --
 EGS -- Lvl 4                            --          --    1,116,415          --      220,227          --
 EIS -- Lvl 1                            --          --      210,896          --       (5,637)         --
 EIS -- Lvl 2                            --          --      188,585          --       25,367          --
 EIS -- Lvl 3                            --          --      319,797          --      136,114          --
 EIS -- Lvl 4                            --          --       75,114          --       36,757          --
 FCE -- Lvl 1                            --          --       65,132          --       (7,263)         --
 FCE -- Lvl 2                            --          --      113,467          --       14,628          --
 FCE -- Lvl 3                            --          --      114,612          --       14,751          --
 FCE -- Lvl 4                            --          --       46,533          --       14,151          --
 FCG -- Lvl 1                            --          --      232,385          --        7,679          --
 FCG -- Lvl 2                            --          --      303,737          --       41,490          --
 FCG -- Lvl 3                            --          --      766,877          --       70,769          --
 FCG -- Lvl 4                            --          --      193,897          --       32,825          --
 FCI -- Lvl 1                            --          --       95,403          --        1,544          --
 FCI -- Lvl 2                            --          --       78,122          --          (57)         --
 FCI -- Lvl 3                            --          --      262,892          --      (32,066)         --
 FCI -- Lvl 4                            --          --       11,462          --          (10)         --
 GSS -- Lvl 1                            --          --      225,047          --        7,190          --
 GSS -- Lvl 2                            --          --      321,622          --       45,135          --
 GSS -- Lvl 3                            --          --      464,609          --       74,024          --
 GSS -- Lvl 4                            --          --      317,136          --       (5,772)         --


                                     Units Withdrawn,
                                     Surrendered, and          Units Outstanding
                                        Annuitized                End of Year
                                 ------------------------  --------------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                    2000         1999          2000          1999
                                 ----------  ------------  -------------  -----------
 MFS REGATTA EXTRA
 CONTRACTS(E):
 ------------------------------
 BDS -- Lvl 1                          (414)          --          77,459          --
 BDS -- Lvl 2                          (649)          --          65,066          --
 BDS -- Lvl 3                        (3,294)          --         214,623          --
 BDS -- Lvl 4                        (1,946)          --          86,798          --
 CAS -- Lvl 1                       (10,277)          --         693,430          --
 CAS -- Lvl 2                       (14,508)          --       1,128,952          --
 CAS -- Lvl 3                       (33,983)          --       2,130,547          --
 CAS -- Lvl 4                        (7,538)          --         541,268          --
 COS -- Lvl 1                       (13,607)          --       1,309,871          --
 COS -- Lvl 2                       (44,405)          --       1,690,475          --
 COS -- Lvl 3                       (87,556)          --       3,382,049          --
 COS -- Lvl 4                       (26,275)          --       1,139,592          --
 MIT -- Lvl 1                       (23,781)          --       1,567,339          --
 MIT -- Lvl 2                       (25,121)          --       2,171,833          --
 MIT -- Lvl 3                       (48,321)          --       4,232,336          --
 MIT -- Lvl 4                       (24,621)          --       1,325,352          --
 EGS -- Lvl 1                       (14,945)          --       1,479,829          --
 EGS -- Lvl 2                       (13,833)          --       2,015,613          --
 EGS -- Lvl 3                      (104,839)          --       4,326,107          --
 EGS -- Lvl 4                       (29,012)          --       1,307,630          --
 EIS -- Lvl 1                        (1,507)          --         203,752          --
 EIS -- Lvl 2                        (5,239)          --         208,713          --
 EIS -- Lvl 3                        (1,429)          --         454,482          --
 EIS -- Lvl 4                          (615)          --         111,256          --
 FCE -- Lvl 1                          (323)          --          57,546          --
 FCE -- Lvl 2                        (3,308)          --         124,787          --
 FCE -- Lvl 3                          (369)          --         128,994          --
 FCE -- Lvl 4                          (316)          --          60,368          --
 FCG -- Lvl 1                        (6,830)          --         233,234          --
 FCG -- Lvl 2                        (3,831)          --         341,396          --
 FCG -- Lvl 3                       (19,217)          --         818,429          --
 FCG -- Lvl 4                        (2,593)          --         224,129          --
 FCI -- Lvl 1                          (285)          --          96,662          --
 FCI -- Lvl 2                           (51)          --          78,014          --
 FCI -- Lvl 3                        (1,659)          --         229,167          --
 FCI -- Lvl 4                           (43)          --          11,409          --
 GSS -- Lvl 1                       (14,463)          --         217,774          --
 GSS -- Lvl 2                        (2,136)          --         364,621          --
 GSS -- Lvl 3                        (6,662)          --         531,971          --
 GSS -- Lvl 4                        (1,318)          --         310,046          --

(e) For the period April 10, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA EXTRA CONTRACTS:
  -- CONTINUED
 ------------------------------
 HYS -- Lvl 1(e)                         --          --      235,632          --       14,308          --
 HYS -- Lvl 2(e)                         --          --      242,523          --       38,522          --
 HYS -- Lvl 3(e)                         --          --      326,549          --       87,658          --
 HYS -- Lvl 4(e)                         --          --      131,035          --       45,724          --
 MSS -- Lvl 1(e)                         --          --      302,915          --       40,377          --
 MSS -- Lvl 2(e)                         --          --      414,616          --       77,676          --
 MSS -- Lvl 3(e)                         --          --      992,377          --       67,757          --
 MSS -- Lvl 4(e)                         --          --      282,270          --      130,557          --
 MIS -- Lvl 1(e)                         --          --    2,056,580          --      146,812          --
 MIS -- Lvl 2(e)                         --          --    2,334,007          --      247,941          --
 MIS -- Lvl 3(e)                         --          --    4,631,317          --      392,717          --
 MIS -- Lvl 4(e)                         --          --    1,421,692          --      123,009          --
 MMS -- Lvl 1(e)                         --          --    1,006,383          --     (270,906)         --
 MMS -- Lvl 2(e)                         --          --    1,279,574          --     (511,073)         --
 MMS -- Lvl 3(e)                         --          --    2,142,025          --     (891,754)         --
 MMS -- Lvl 4(e)                         --          --    1,270,770          --     (688,902)         --
 NWD -- Lvl 1(e)                         --          --      507,275          --       29,043          --
 NWD -- Lvl 2(e)                         --          --      780,552          --       94,477          --
 NWD -- Lvl 3(e)                         --          --    1,576,036          --      157,156          --
 NWD -- Lvl 4(e)                         --          --      535,656          --      148,861          --
 RES -- Lvl 1(e)                         --          --      637,219          --       31,756          --
 RES -- Lvl 2(e)                         --          --      682,547          --       50,516          --
 RES -- Lvl 3(e)                         --          --    1,408,384          --      111,740          --
 RES -- Lvl 4(e)                         --          --      418,793          --       27,864          --
 RGS -- Lvl 1(e)                         --          --       89,324          --      (19,035)         --
 RGS -- Lvl 2(e)                         --          --      110,158          --        9,358          --
 RGS -- Lvl 3(e)                         --          --      210,380          --       13,610          --
 RGS -- Lvl 4(e)                         --          --       43,559          --       47,987          --
 RSS -- Lvl 1(e)                         --          --      295,187          --       13,324          --
 RSS -- Lvl 2(e)                         --          --      478,591          --       27,493          --
 RSS -- Lvl 3(e)                         --          --      941,554          --       60,287          --
 RSS -- Lvl 4(e)                         --          --      262,211          --       23,307          --
 SIS -- Lvl 1(e)                         --          --       38,770          --        2,672          --
 SIS -- Lvl 2(e)                         --          --       67,296          --        5,488          --
 SIS -- Lvl 3(e)                         --          --      242,412          --      (26,790)         --
 SIS -- Lvl 4(e)                         --          --       23,889          --          (57)         --
 TEC -- Lvl 1(b)                         --          --       69,715          --        7,183          --
 TEC -- Lvl 2(b)                         --          --       88,509          --       30,027          --
 TEC -- Lvl 3(b)                         --          --      199,447          --       12,188          --
 TEC -- Lvl 4(b)                         --          --       39,603          --       52,970          --


                                     Units Withdrawn,
                                     Surrendered, and          Units Outstanding
                                        Annuitized                End of Year
                                 ------------------------  --------------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                    2000         1999          2000          1999
                                 ----------  ------------  -------------  -----------
 MFS REGATTA EXTRA CONTRACTS:
  -- CONTINUED
 ------------------------------
 HYS -- Lvl 1(e)                     (3,001)          --         246,939          --
 HYS -- Lvl 2(e)                     (3,438)          --         277,607          --
 HYS -- Lvl 3(e)                     (3,999)          --         410,208          --
 HYS -- Lvl 4(e)                     (2,715)          --         174,044          --
 MSS -- Lvl 1(e)                       (642)          --         342,650          --
 MSS -- Lvl 2(e)                     (6,410)          --         485,882          --
 MSS -- Lvl 3(e)                     (9,113)          --       1,051,021          --
 MSS -- Lvl 4(e)                    (16,854)          --         395,973          --
 MIS -- Lvl 1(e)                    (45,557)          --       2,157,835          --
 MIS -- Lvl 2(e)                    (22,094)          --       2,559,854          --
 MIS -- Lvl 3(e)                   (100,037)          --       4,923,997          --
 MIS -- Lvl 4(e)                    (33,608)          --       1,511,093          --
 MMS -- Lvl 1(e)                     (6,990)          --         728,487          --
 MMS -- Lvl 2(e)                    (26,974)          --         741,527          --
 MMS -- Lvl 3(e)                    (29,422)          --       1,220,849          --
 MMS -- Lvl 4(e)                    (13,007)          --         568,861          --
 NWD -- Lvl 1(e)                     (6,797)          --         529,521          --
 NWD -- Lvl 2(e)                     (5,833)          --         869,196          --
 NWD -- Lvl 3(e)                    (28,910)          --       1,704,282          --
 NWD -- Lvl 4(e)                    (20,336)          --         664,181          --
 RES -- Lvl 1(e)                     (7,440)          --         661,535          --
 RES -- Lvl 2(e)                    (11,617)          --         721,446          --
 RES -- Lvl 3(e)                    (19,511)          --       1,500,613          --
 RES -- Lvl 4(e)                     (2,982)          --         443,675          --
 RGS -- Lvl 1(e)                     (2,927)          --          67,362          --
 RGS -- Lvl 2(e)                     (1,812)          --         117,704          --
 RGS -- Lvl 3(e)                     (1,668)          --         222,322          --
 RGS -- Lvl 4(e)                       (169)          --          91,377          --
 RSS -- Lvl 1(e)                       (759)          --         307,752          --
 RSS -- Lvl 2(e)                     (1,942)          --         504,142          --
 RSS -- Lvl 3(e)                     (6,283)          --         995,558          --
 RSS -- Lvl 4(e)                    (12,732)          --         272,786          --
 SIS -- Lvl 1(e)                       (198)          --          41,244          --
 SIS -- Lvl 2(e)                       (118)          --          72,666          --
 SIS -- Lvl 3(e)                     (2,229)          --         213,393          --
 SIS -- Lvl 4(e)                       (354)          --          23,478          --
 TEC -- Lvl 1(b)                       (140)          --          76,758          --
 TEC -- Lvl 2(b)                        (93)          --         118,443          --
 TEC -- Lvl 3(b)                       (424)          --         211,211          --
 TEC -- Lvl 4(b)                    (11,842)          --          80,731          --

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(e) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA EXTRA CONTRACTS:
  -- CONTINUED
 ------------------------------
 TRS -- Lvl 1(e)                         --          --      512,577          --       37,281          --
 TRS -- Lvl 2(e)                         --          --      689,736          --       52,988          --
 TRS -- Lvl 3(e)                         --          --      676,014          --       97,385          --
 TRS -- Lvl 4(e)                         --          --      236,116          --       29,070          --
 UTS -- Lvl 1(e)                         --          --      647,526          --       27,476          --
 UTS -- Lvl 2(e)                         --          --      559,668          --       71,924          --
 UTS -- Lvl 3(e)                         --          --    1,174,009          --      132,727          --
 UTS -- Lvl 4(e)                         --          --      388,151          --       19,794          --
 GAA -- Lvl 1(e)                         --          --       18,269          --        8,164          --
 GAA -- Lvl 2(e)                         --          --       66,862          --       11,883          --
 GAA -- Lvl 3(e)                         --          --      162,337          --       15,749          --
 GAA -- Lvl 4(e)                         --          --        8,281          --          838          --
 GGS -- Lvl 1(e)                         --          --       24,434          --       (3,217)         --
 GGS -- Lvl 2(e)                         --          --       65,227          --        6,379          --
 GGS -- Lvl 3(e)                         --          --       45,784          --        3,522          --
 GGS -- Lvl 4(e)                         --          --       21,452          --        6,547          --
 GGR -- Lvl 1(e)                         --          --      325,910          --       25,418          --
 GGR -- Lvl 2(e)                         --          --      328,791          --       22,995          --
 GGR -- Lvl 3(e)                         --          --      812,364          --       66,093          --
 GGR -- Lvl 4(e)                         --          --      299,404          --        8,629          --
 GTR -- Lvl 1(e)                         --          --       39,513          --       (1,796)         --
 GTR -- Lvl 2(e)                         --          --       32,819          --        9,510          --
 GTR -- Lvl 3(e)                         --          --       62,443          --         (962)         --
 GTR -- Lvl 4(e)                         --          --       14,314          --        5,123          --
 SGS -- Lvl 1(e)                         --          --      232,164          --       26,438          --
 SGS -- Lvl 2(e)                         --          --      390,558          --       26,941          --
 SGS -- Lvl 3(e)                         --          --      728,011          --      151,060          --
 SGS -- Lvl 4(e)                         --          --      241,617          --        6,098          --
 GTS -- Lvl 1(b)                         --          --        2,425          --          691          --
 GTS -- Lvl 2(b)                         --          --       23,605          --          623          --
 GTS -- Lvl 3(b)                         --          --       23,501          --        9,743          --
 GTS -- Lvl 4(b)                         --          --        3,365          --        1,560          --
 MCS -- Lvl 1(b)                         --          --       75,541          --        1,798          --
 MCS -- Lvl 2(b)                         --          --      129,409          --       13,819          --
 MCS -- Lvl 3(b)                         --          --      356,625          --       44,440          --
 MCS -- Lvl 4(b)                         --          --      127,368          --        9,903          --


                                     Units Withdrawn,
                                     Surrendered, and          Units Outstanding
                                        Annuitized                End of Year
                                 ------------------------  --------------------------
                                        Year Ended                 Year Ended
                                       December 31,               December 31,
                                    2000         1999          2000          1999
                                 ----------  ------------  -------------  -----------
 MFS REGATTA EXTRA CONTRACTS:
  -- CONTINUED
 ------------------------------
 TRS -- Lvl 1(e)                    (18,599)          --         531,259          --
 TRS -- Lvl 2(e)                     (9,764)          --         732,960          --
 TRS -- Lvl 3(e)                     (5,486)          --         767,913          --
 TRS -- Lvl 4(e)                     (1,495)          --         263,691          --
 UTS -- Lvl 1(e)                     (4,506)          --         670,496          --
 UTS -- Lvl 2(e)                    (22,256)          --         609,336          --
 UTS -- Lvl 3(e)                    (22,744)          --       1,283,992          --
 UTS -- Lvl 4(e)                     (6,579)          --         401,366          --
 GAA -- Lvl 1(e)                        (39)          --          26,394          --
 GAA -- Lvl 2(e)                         --           --          78,745          --
 GAA -- Lvl 3(e)                     (5,261)          --         172,825          --
 GAA -- Lvl 4(e)                        (69)          --           9,050          --
 GGS -- Lvl 1(e)                       (228)          --          20,989          --
 GGS -- Lvl 2(e)                       (789)          --          70,817          --
 GGS -- Lvl 3(e)                        (71)          --          49,235          --
 GGS -- Lvl 4(e)                       (187)          --          27,812          --
 GGR -- Lvl 1(e)                     (4,366)          --         346,962          --
 GGR -- Lvl 2(e)                     (1,895)          --         349,891          --
 GGR -- Lvl 3(e)                     (8,974)          --         869,483          --
 GGR -- Lvl 4(e)                    (10,581)          --         297,452          --
 GTR -- Lvl 1(e)                       (274)          --          37,443          --
 GTR -- Lvl 2(e)                        (68)          --          42,261          --
 GTR -- Lvl 3(e)                       (378)          --          61,103          --
 GTR -- Lvl 4(e)                       (325)          --          19,112          --
 SGS -- Lvl 1(e)                     (4,865)          --         253,737          --
 SGS -- Lvl 2(e)                    (16,331)          --         401,168          --
 SGS -- Lvl 3(e)                    (28,518)          --         850,553          --
 SGS -- Lvl 4(e)                    (11,611)          --         236,104          --
 GTS -- Lvl 1(b)                         --           --           3,116          --
 GTS -- Lvl 2(b)                        (10)          --          24,218          --
 GTS -- Lvl 3(b)                        (59)          --          33,185          --
 GTS -- Lvl 4(b)                         --           --           4,925          --
 MCS -- Lvl 1(b)                       (875)          --          76,464          --
 MCS -- Lvl 2(b)                       (251)          --         142,977          --
 MCS -- Lvl 3(b)                     (1,378)          --         399,687          --
 MCS -- Lvl 4(b)                        (50)          --         137,221          --

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(e) For the period April 10, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA ACCESS
 CONTRACTS(D):
 ------------------------------
 BDS -- Lvl 1                            --          --           --          --        9,176          --
 BDS -- Lvl 3                            --          --       92,288          --       (3,744)         --
 BDS -- Lvl 4                            --          --       27,288          --        4,242          --
 BDS -- Lvl 5                            --          --       53,617          --        7,032          --
 BDS -- Lvl 6                            --          --        5,487          --          368          --
 CAS -- Lvl 1                            --          --       17,139          --           --          --
 CAS -- Lvl 2                            --          --       58,950          --        1,706          --
 CAS -- Lvl 3                            --          --      445,038          --       17,024          --
 CAS  -- Lvl 4                           --          --      337,175          --       45,022          --
 CAS -- Lvl 5                            --          --      325,104          --       53,725          --
 CAS -- Lvl 6                            --          --      132,789          --        2,833          --
 COS -- Lvl 1                            --          --      297,676          --       66,379          --
 COS -- Lvl 2                            --          --      169,833          --           --          --
 COS -- Lvl 3                            --          --    1,222,042          --      (20,163)         --
 COS -- Lvl 4                            --          --    1,008,030          --       25,953          --
 COS -- Lvl 5                            --          --      923,767          --       (3,830)         --
 COS -- Lvl 6                            --          --      347,475          --       (2,335)         --
 MIT -- Lvl 1                            --          --      115,897          --       39,656          --
 MIT -- Lvl 2                            --          --       74,699          --        5,174          --
 MIT -- Lvl 3                            --          --      712,877          --        2,271          --
 MIT -- Lvl 4                            --          --      578,007          --        8,417          --
 MIT -- Lvl 5                            --          --      782,447          --       28,653          --
 MIT -- Lvl 6                            --          --      171,712          --        5,766          --
 EGS -- Lvl 1                            --          --       42,767          --       28,464          --
 EGS -- Lvl 2                            --          --      108,750          --        1,770          --
 EGS -- Lvl 3                            --          --      988,646          --       14,150          --
 EGS  -- Lvl 4                           --          --      597,129          --       39,997          --
 EGS -- Lvl 5                            --          --      926,888          --       52,576          --
 EGS -- Lvl 6                            --          --      181,445          --       69,783          --
 EIS -- Lvl 1                            --          --       82,907          --       26,338          --
 EIS -- Lvl 2                            --          --       32,395          --           --          --
 EIS -- Lvl 3                            --          --      276,916          --       18,731          --
 EIS -- Lvl 4                            --          --      191,804          --        7,887          --
 EIS -- Lvl 5                            --          --      143,015          --       18,814          --
 EIS -- Lvl 6                            --          --       30,780          --        6,455          --
 FCE -- Lvl 1                            --          --       14,188          --           --          --
 FCE -- Lvl 3                            --          --       66,108          --        2,124          --
 FCE -- Lvl 4                            --          --       31,174          --          436          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA ACCESS
 CONTRACTS(D):
 ------------------------------
 BDS -- Lvl 1                            --           --        9,176          --
 BDS -- Lvl 3                        (1,870)          --       86,674          --
 BDS -- Lvl 4                          (384)          --       31,146          --
 BDS -- Lvl 5                       (12,969)          --       47,680          --
 BDS -- Lvl 6                            --           --        5,855          --
 CAS -- Lvl 1                            --           --       17,139          --
 CAS -- Lvl 2                            (8)          --       60,648          --
 CAS -- Lvl 3                        (1,485)          --      460,577          --
 CAS  -- Lvl 4                         (522)          --      381,675          --
 CAS -- Lvl 5                        (4,732)          --      374,097          --
 CAS -- Lvl 6                          (147)          --      135,475          --
 COS -- Lvl 1                        (9,804)          --      354,251          --
 COS -- Lvl 2                            --           --      169,833          --
 COS -- Lvl 3                        (7,318)          --    1,194,561          --
 COS -- Lvl 4                        (3,131)          --    1,030,852          --
 COS -- Lvl 5                        88,447           --    1,008,384          --
 COS -- Lvl 6                        (1,782)          --      343,358          --
 MIT -- Lvl 1                            --           --      155,553          --
 MIT -- Lvl 2                           (25)          --       79,848          --
 MIT -- Lvl 3                        (5,124)          --      710,024          --
 MIT -- Lvl 4                        (5,402)          --      581,022          --
 MIT -- Lvl 5                       (24,140)          --      786,960          --
 MIT -- Lvl 6                          (503)          --      176,975          --
 EGS -- Lvl 1                            --           --       71,231          --
 EGS -- Lvl 2                            (9)          --      110,511          --
 EGS -- Lvl 3                        (4,564)          --      998,232          --
 EGS  -- Lvl 4                       (3,410)          --      633,716          --
 EGS -- Lvl 5                        (5,235)          --      974,229          --
 EGS -- Lvl 6                          (175)          --      251,053          --
 EIS -- Lvl 1                            --           --      109,245          --
 EIS -- Lvl 2                            --           --       32,395          --
 EIS -- Lvl 3                          (828)          --      294,819          --
 EIS -- Lvl 4                          (363)          --      199,328          --
 EIS -- Lvl 5                          (304)          --      161,525          --
 EIS -- Lvl 6                            (5)          --       37,230          --
 FCE -- Lvl 1                            --           --       14,188          --
 FCE -- Lvl 3                           (74)          --       68,158          --
 FCE -- Lvl 4                           (62)          --       31,548          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA ACCESS
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 FCE -- Lvl 5                            --          --       41,496          --        1,182          --
 FCE -- Lvl 6                            --          --        4,421          --        1,418          --
 FCG -- Lvl 1                            --          --       22,170          --       10,765          --
 FCG -- Lvl 3                            --          --      180,762          --        1,345          --
 FCG -- Lvl 4                            --          --      113,599          --       16,838          --
 FCG -- Lvl 5                            --          --      101,721          --        4,755          --
 FCG  -- Lvl 6                           --          --       25,683          --        5,709          --
 FCI -- Lvl 1                            --          --       10,749          --           --          --
 FCI -- Lvl 3                            --          --       34,084          --        1,230          --
 FCI -- Lvl 4                            --          --       12,252          --        4,281          --
 FCI -- Lvl 5                            --          --       46,985          --        9,553          --
 FCI -- Lvl 6                            --          --        1,488          --           --          --
 GSS -- Lvl 3                            --          --      260,476          --       22,723          --
 GSS -- Lvl 4                            --          --      162,689          --       10,421          --
 GSS -- Lvl 5                            --          --      108,916          --        6,837          --
 GSS -- Lvl 6                            --          --       71,456          --      (40,406)         --
 HYS -- Lvl 1                            --          --        5,501          --       10,505          --
 HYS -- Lvl 2                            --          --       56,265          --           --          --
 HYS -- Lvl 3                            --          --      214,071          --        7,525          --
 HYS -- Lvl 4                            --          --      118,825          --       10,458          --
 HYS -- Lvl 5                            --          --       59,936          --        7,414          --
 HYS -- Lvl 6                            --          --       19,471          --        1,704          --
 MSS -- Lvl 2                            --          --       55,463          --        3,312          --
 MSS -- Lvl 3                            --          --      196,212          --       (4,021)         --
 MSS -- Lvl 5                            --          --      112,036          --       30,963          --
 MSS -- Lvl 6                            --          --       40,500          --       (1,350)         --
 MIS -- Lvl 1                            --          --      287,769          --       87,613          --
 MIS -- Lvl 2                            --          --      108,030          --        4,870          --
 MIS -- Lvl 3                            --          --    1,340,933          --      (42,963)         --
 MIS -- Lvl 4                            --          --      948,571          --        4,729          --
 MIS -- Lvl 5                            --          --    1,009,256          --       53,559          --
 MIS -- Lvl 6                            --          --      411,370          --        5,388          --
 MMS -- Lvl 1                            --          --      310,767          --      (19,643)         --
 MMS -- Lvl 2                            --          --      112,065          --      (39,419)         --
 MMS -- Lvl 3                            --          --    1,005,660          --     (245,090)         --
 MMS -- Lvl 4                            --          --      904,443          --     (267,010)         --
 MMS -- Lvl 5                            --          --    1,027,019          --     (363,865)         --
 MMS -- Lvl 6                            --          --      243,256          --      (10,311)         --
 NWD -- Lvl 1                            --          --       25,069          --       11,275          --
 NWD -- Lvl 2                            --          --       43,265          --           --          --
 NWD -- Lvl 3                            --          --      392,642          --        2,950          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA ACCESS
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 FCE -- Lvl 5                          (109)          --       42,569          --
 FCE -- Lvl 6                            --           --        5,839          --
 FCG -- Lvl 1                            --           --       32,935          --
 FCG -- Lvl 3                          (320)          --      181,787          --
 FCG -- Lvl 4                          (333)          --      130,104          --
 FCG -- Lvl 5                        (7,227)          --       99,249          --
 FCG  -- Lvl 6                           --           --       31,392          --
 FCI -- Lvl 1                            --           --       10,749          --
 FCI -- Lvl 3                            --           --       35,314          --
 FCI -- Lvl 4                          (446)          --       16,087          --
 FCI -- Lvl 5                          (140)          --       56,398          --
 FCI -- Lvl 6                            --           --        1,488          --
 GSS -- Lvl 3                        (6,555)          --      276,644          --
 GSS -- Lvl 4                          (556)          --      172,554          --
 GSS -- Lvl 5                        (2,864)          --      112,889          --
 GSS -- Lvl 6                            (3)          --       31,047          --
 HYS -- Lvl 1                            --           --       16,006          --
 HYS -- Lvl 2                            --           --       56,265          --
 HYS -- Lvl 3                        (1,582)          --      220,014          --
 HYS -- Lvl 4                          (581)          --      128,702          --
 HYS -- Lvl 5                        (1,306)          --       66,044          --
 HYS -- Lvl 6                            --           --       21,175          --
 MSS -- Lvl 2                           (16)          --       58,759          --
 MSS -- Lvl 3                          (317)          --      191,874          --
 MSS -- Lvl 5                        (1,103)          --      141,896          --
 MSS -- Lvl 6                           (31)          --       39,119          --
 MIS -- Lvl 1                        (9,609)          --      365,773          --
 MIS -- Lvl 2                           (24)          --      112,876          --
 MIS -- Lvl 3                        (5,586)          --    1,292,384          --
 MIS -- Lvl 4                        (5,465)          --      947,835          --
 MIS -- Lvl 5                       (21,819)          --    1,040,996          --
 MIS -- Lvl 6                        (1,421)          --      415,337          --
 MMS -- Lvl 1                        (7,855)          --      283,269          --
 MMS -- Lvl 2                          (355)          --       72,291          --
 MMS -- Lvl 3                       (52,943)          --      707,627          --
 MMS -- Lvl 4                      (102,217)          --      535,216          --
 MMS -- Lvl 5                        (5,335)          --      657,819          --
 MMS -- Lvl 6                        (3,989)          --      228,956          --
 NWD -- Lvl 1                            --           --       36,344          --
 NWD -- Lvl 2                            --           --       43,265          --
 NWD -- Lvl 3                        (4,713)          --      390,879          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA ACCESS
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 NWD  -- Lvl 4                           --          --      319,525          --       39,050          --
 NWD -- Lvl 5                            --          --      297,223          --       60,778          --
 NWD -- Lvl 6                            --          --       67,405          --        5,259          --
 RES -- Lvl 2                            --          --      145,358          --        6,562          --
 RES -- Lvl 3                            --          --      622,562          --       23,395          --
 RES -- Lvl 4                            --          --      484,762          --       35,550          --
 RES -- Lvl 5                            --          --      341,181          --       38,072          --
 RES -- Lvl 6                            --          --      113,893          --        3,126          --
 RGS -- Lvl 2                            --          --       54,890          --        3,004          --
 RGS -- Lvl 3                            --          --       67,290          --        5,289          --
 RGS -- Lvl 4                            --          --       67,436          --        1,466          --
 RGS -- Lvl 5                            --          --       32,267          --        8,347          --
 RGS -- Lvl 6                            --          --        7,486          --           --          --
 RSS -- Lvl 1                            --          --       31,247          --           --          --
 RSS -- Lvl 3                            --          --      264,090          --        5,539          --
 RSS -- Lvl 4                            --          --      184,142          --       11,673          --
 RSS -- Lvl 5                            --          --      294,578          --        4,998          --
 RSS -- Lvl 6                            --          --       62,652          --          332          --
 SIS -- Lvl 1                            --          --           --          --        9,689          --
 SIS -- Lvl 3                            --          --       45,606          --       (6,163)         --
 SIS -- Lvl 4                            --          --       33,176          --        2,443          --
 SIS -- Lvl 5                            --          --       22,371          --          149          --
 SIS -- Lvl 6                            --          --          996          --          145          --
 TEC -- Lvl 1                            --          --      178,954          --      111,629          --
 TEC -- Lvl 2                            --          --      142,694          --           --          --
 TEC -- Lvl 3                            --          --      649,187          --      (95,987)         --
 TEC -- Lvl 4                            --          --      527,552          --       12,037          --
 TEC -- Lvl 5                            --          --      228,768          --       26,231          --
 TEC -- Lvl 6                            --          --       52,741          --       (3,278)         --
 TRS -- Lvl 1                            --          --       32,936          --        9,059          --
 TRS -- Lvl 2                            --          --       68,186          --           --          --
 TRS -- Lvl 3                            --          --      305,887          --        8,304          --
 TRS -- Lvl 4                            --          --      276,810          --       19,855          --
 TRS -- Lvl 5                            --          --      320,927          --        8,066          --
 TRS -- Lvl 6                            --          --       37,276          --          315          --
 UTS -- Lvl 1                            --          --       54,728          --           --          --
 UTS -- Lvl 2                            --          --       93,726          --       15,929          --
 UTS -- Lvl 3                            --          --      487,398          --       47,630          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA ACCESS
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 NWD  -- Lvl 4                       (1,922)          --      356,653          --
 NWD -- Lvl 5                        (8,376)          --      349,625          --
 NWD -- Lvl 6                           (11)          --       72,653          --
 RES -- Lvl 2                           (33)          --      151,887          --
 RES -- Lvl 3                        (6,979)          --      638,978          --
 RES -- Lvl 4                        (1,750)          --      518,562          --
 RES -- Lvl 5                        (3,523)          --      375,730          --
 RES -- Lvl 6                        (1,016)          --      116,003          --
 RGS -- Lvl 2                           (14)          --       57,880          --
 RGS -- Lvl 3                          (386)          --       72,193          --
 RGS -- Lvl 4                          (346)          --       68,556          --
 RGS -- Lvl 5                          (551)          --       40,063          --
 RGS -- Lvl 6                            --           --        7,486          --
 RSS -- Lvl 1                            --           --       31,247          --
 RSS -- Lvl 3                        (1,107)          --      268,522          --
 RSS -- Lvl 4                          (231)          --      195,584          --
 RSS -- Lvl 5                          (642)          --      298,934          --
 RSS -- Lvl 6                          (905)          --       62,079          --
 SIS -- Lvl 1                            --           --        9,689          --
 SIS -- Lvl 3                           (76)          --       39,367          --
 SIS -- Lvl 4                           (29)          --       35,590          --
 SIS -- Lvl 5                          (554)          --       21,966          --
 SIS -- Lvl 6                            --           --        1,141          --
 TEC -- Lvl 1                        (9,024)          --      281,559          --
 TEC -- Lvl 2                            --           --      142,694          --
 TEC -- Lvl 3                        (4,400)          --      548,800          --
 TEC -- Lvl 4                        (1,250)          --      538,339          --
 TEC -- Lvl 5                        (1,778)          --      253,221          --
 TEC -- Lvl 6                           (97)          --       49,366          --
 TRS -- Lvl 1                            --           --       41,995          --
 TRS -- Lvl 2                            --           --       68,186          --
 TRS -- Lvl 3                        (6,632)          --      307,559          --
 TRS -- Lvl 4                        (1,467)          --      295,198          --
 TRS -- Lvl 5                        (4,090)          --      324,903          --
 TRS -- Lvl 6                           (37)          --       37,554          --
 UTS -- Lvl 1                            --           --       54,728          --
 UTS -- Lvl 2                           (78)          --      109,577          --
 UTS -- Lvl 3                        (8,753)          --      526,275          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA ACCESS CONTRACTS:
  -- CONTINUED
 ------------------------------
 UTS -- Lvl 4(d)                         --          --      416,529          --       36,299          --
 UTS -- Lvl 5(d)                         --          --      452,340          --       43,617          --
 UTS -- Lvl 6(d)                         --          --       46,380          --        3,680          --
 GAA -- Lvl 3(d)                         --          --        9,847          --          104          --
 GAA -- Lvl 4(d)                         --          --       14,172          --        1,324          --
 GAA -- Lvl 5(d)                         --          --       37,437          --          138          --
 GAA -- Lvl 6(d)                         --          --        1,607          --           70          --
 GGS -- Lvl 3(d)                         --          --       39,164          --         (356)         --
 GGS -- Lvl 4(d)                         --          --        8,966          --        3,343          --
 GGS -- Lvl 5(d)                         --          --        9,506          --          572          --
 GGS -- Lvl 6(d)                         --          --          490          --           --          --
 GGR -- Lvl 2(d)                         --          --       61,167          --           --          --
 GGR -- Lvl 3(d)                         --          --      155,833          --       12,046          --
 GGR -- Lvl 4(d)                         --          --      224,962          --       25,109          --
 GGR -- Lvl 5(d)                         --          --      225,009          --       20,754          --
 GGR -- Lvl 6(d)                         --          --       32,776          --       (2,390)         --
 GTR -- Lvl 1(d)                         --          --           --          --        9,849          --
 GTR -- Lvl 3(d)                         --          --       24,570          --      (10,879)         --
 GTR -- Lvl 4(d)                         --          --       18,023          --        1,024          --
 GTR -- Lvl 5(d)                         --          --       29,641          --           34          --
 GTR -- Lvl 6(d)                         --          --        6,826          --          135          --
 SGS -- Lvl 1(d)                         --          --      251,792          --       26,284          --
 SGS -- Lvl 2(d)                         --          --      124,382          --           --          --
 SGS -- Lvl 3(d)                         --          --      669,384          --      (16,639)         --
 SGS -- Lvl 4(d)                         --          --      446,607          --        6,475          --
 SGS -- Lvl 5(d)                         --          --      195,553          --        3,631          --
 SGS -- Lvl 6(d)                         --          --      185,822          --          262          --
 GTS -- Lvl 3(b)                         --          --       11,075          --          899          --
 GTS -- Lvl 4(b)                         --          --        7,540          --           --          --
 GTS -- Lvl 5(b)                         --          --       21,428          --        2,263          --
 MCS -- Lvl 1(b)                         --          --           --          --       10,530          --
 MCS -- Lvl 2(b)                         --          --       14,752          --           --          --
 MCS -- Lvl 3(b)                         --          --       91,815          --        2,634          --
 MCS -- Lvl 4(b)                         --          --      100,929          --        6,567          --
 MCS -- Lvl 5(b)                         --          --      130,062          --       30,704          --
 MCS -- Lvl 6(b)                         --          --       92,261          --        7,619          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA ACCESS CONTRACTS:
  -- CONTINUED
 ------------------------------
 UTS -- Lvl 4(d)                     (3,038)          --      449,790          --
 UTS -- Lvl 5(d)                     (4,891)          --      491,066          --
 UTS -- Lvl 6(d)                        (49)          --       50,011          --
 GAA -- Lvl 3(d)                        (13)          --        9,938          --
 GAA -- Lvl 4(d)                         --           --       15,496          --
 GAA -- Lvl 5(d)                       (499)          --       37,076          --
 GAA -- Lvl 6(d)                         --           --        1,677          --
 GGS -- Lvl 3(d)                        (58)          --       38,750          --
 GGS -- Lvl 4(d)                                      --       12,309          --
 GGS -- Lvl 5(d)                        (17)          --       10,061          --
 GGS -- Lvl 6(d)                         --           --          490          --
 GGR -- Lvl 2(d)                         --           --       61,167          --
 GGR -- Lvl 3(d)                     (2,336)          --      165,543          --
 GGR -- Lvl 4(d)                     (1,211)          --      248,860          --
 GGR -- Lvl 5(d)                     (1,699)          --      244,064          --
 GGR -- Lvl 6(d)                        (59)          --       30,327          --
 GTR -- Lvl 1(d)                                      --        9,849          --
 GTR -- Lvl 3(d)                        (31)          --       13,660          --
 GTR -- Lvl 4(d)                        (38)          --       19,009          --
 GTR -- Lvl 5(d)                       (175)          --       29,500          --
 GTR -- Lvl 6(d)                         --           --        6,961          --
 SGS -- Lvl 1(d)                     (9,597)          --      268,479          --
 SGS -- Lvl 2(d)                         --           --      124,382          --
 SGS -- Lvl 3(d)                     (3,911)          --      648,834          --
 SGS -- Lvl 4(d)                     (1,444)          --      451,638          --
 SGS -- Lvl 5(d)                       (767)          --      198,417          --
 SGS -- Lvl 6(d)                     (1,080)          --      185,004          --
 GTS -- Lvl 3(b)                         --           --       11,974          --
 GTS -- Lvl 4(b)                         --           --        7,540          --
 GTS -- Lvl 5(b)                        (73)          --       23,618          --
 MCS -- Lvl 1(b)                         --           --       10,530          --
 MCS -- Lvl 2(b)                         --           --       14,752          --
 MCS -- Lvl 3(b)                        (10)          --       94,439          --
 MCS -- Lvl 4(b)                       (260)          --      107,236          --
 MCS -- Lvl 5(b)                       (235)          --      160,531          --
 MCS -- Lvl 6(b)                       (299)          --       99,581          --

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CHOICE
 CONTRACTS(D):
 ------------------------------
 BDS -- Lvl 2                            --          --       50,774          --       11,897          --
 BDS -- Lvl 3                            --          --       11,238          --           --          --
 BDS -- Lvl 4                            --          --       28,648          --       12,813          --
 BDS -- Lvl 5                            --          --       99,084          --       29,732          --
 BDS -- Lvl 6                            --          --       31,195          --       18,431          --
 CAS -- Lvl 1                            --          --        9,736          --           --          --
 CAS -- Lvl 2                            --          --      289,370          --       70,328          --
 CAS -- Lvl 3                            --          --      110,023          --           --          --
 CAS -- Lvl 4                            --          --      499,177          --      136,648          --
 CAS -- Lvl 5                            --          --      770,953          --      388,356          --
 CAS -- Lvl 6                            --          --      292,731          --      119,930          --
 COS -- Lvl 2                            --          --      449,757          --       97,828          --
 COS -- Lvl 3                            --          --       97,149          --       71,942          --
 COS -- Lvl 4                            --          --      803,269          --      180,154          --
 COS -- Lvl 5                            --          --    1,563,367          --      506,949          --
 COS -- Lvl 6                            --          --      451,066          --       98,869          --
 MIT -- Lvl 2                            --          --      551,411          --      112,275          --
 MIT -- Lvl 3                            --          --       65,873          --       40,840          --
 MIT -- Lvl 4                            --          --      584,272          --      170,775          --
 MIT -- Lvl 5                            --          --    1,445,002          --      549,782          --
 MIT -- Lvl 6                            --          --      514,191          --      117,809          --
 EGS -- Lvl 1                            --          --        9,983          --           --          --
 EGS -- Lvl 2                            --          --      449,982          --      115,994          --
 EGS -- Lvl 3                            --          --      103,846          --       64,672          --
 EGS -- Lvl 4                            --          --      790,156          --      132,030          --
 EGS -- Lvl 5                            --          --    1,586,921          --      600,407          --
 EGS -- Lvl 6                            --          --      468,077          --      133,586          --
 EIS -- Lvl 2                            --          --       99,487          --       13,386          --
 EIS -- Lvl 3                            --          --       22,141          --       (1,384)         --
 EIS -- Lvl 4                            --          --      100,423          --       32,488          --
 EIS -- Lvl 5                            --          --      286,901          --       43,947          --
 EIS -- Lvl 6                            --          --       51,229          --       19,294          --
 FCE -- Lvl 2                            --          --       12,303          --        4,634          --
 FCE -- Lvl 3                            --          --        5,569          --       14,445          --
 FCE -- Lvl 4                            --          --       41,598          --        9,163          --
 FCE -- Lvl 5                            --          --       76,480          --       28,646          --
 FCE -- Lvl 6                            --          --       35,873          --       18,807          --
 FCG -- Lvl 1                            --          --       10,156          --           --          --
 FCG -- Lvl 2                            --          --       56,769          --       18,687          --
 FCG -- Lvl 3                            --          --           --          --       19,952          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CHOICE
 CONTRACTS(D):
 ------------------------------
 BDS -- Lvl 2                          (400)          --       62,271          --
 BDS -- Lvl 3                        18,650           --       29,888          --
 BDS -- Lvl 4                          (100)          --       41,361          --
 BDS -- Lvl 5                          (544)          --      128,272          --
 BDS -- Lvl 6                           (62)          --       49,564          --
 CAS -- Lvl 1                          (447)          --        9,289          --
 CAS -- Lvl 2                        (1,108)          --      358,590          --
 CAS -- Lvl 3                        33,990           --      144,013          --
 CAS -- Lvl 4                       (13,838)          --      621,987          --
 CAS -- Lvl 5                        (6,443)          --    1,152,866          --
 CAS -- Lvl 6                        (1,897)          --      410,764          --
 COS -- Lvl 2                        (4,740)          --      542,845          --
 COS -- Lvl 3                          (719)          --      168,372          --
 COS -- Lvl 4                        (9,102)          --      974,321          --
 COS -- Lvl 5                       (13,306)          --    2,057,010          --
 COS -- Lvl 6                       (19,617)          --      530,318          --
 MIT -- Lvl 2                        (1,581)          --      662,105          --
 MIT -- Lvl 3                          (137)          --      106,576          --
 MIT -- Lvl 4                       (10,598)          --      744,449          --
 MIT -- Lvl 5                       (12,538)          --    1,982,246          --
 MIT -- Lvl 6                        (8,643)          --      623,357          --
 EGS -- Lvl 1                          (458)          --        9,525          --
 EGS -- Lvl 2                        (1,007)          --      564,969          --
 EGS -- Lvl 3                          (720)          --      167,798          --
 EGS -- Lvl 4                        (8,674)          --      913,512          --
 EGS -- Lvl 5                       (16,905)          --    2,170,423          --
 EGS -- Lvl 6                       (23,105)          --      578,558          --
 EIS -- Lvl 2                          (603)          --      112,270          --
 EIS -- Lvl 3                            --           --       20,757          --
 EIS -- Lvl 4                        (1,508)          --      131,403          --
 EIS -- Lvl 5                        (1,045)          --      329,803          --
 EIS -- Lvl 6                          (225)          --       70,298          --
 FCE -- Lvl 2                            (4)          --       16,933          --
 FCE -- Lvl 3                            --           --       20,014          --
 FCE -- Lvl 4                          (125)          --       50,636          --
 FCE -- Lvl 5                           (76)          --      105,050          --
 FCE -- Lvl 6                          (269)          --       54,411          --
 FCG -- Lvl 1                          (466)          --        9,690          --
 FCG -- Lvl 2                          (102)          --       75,354          --
 FCG -- Lvl 3                            --           --       19,952          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CHOICE
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 FCG -- Lvl 4                            --          --      101,565          --       42,918          --
 FCG -- Lvl 5                            --          --      275,792          --      120,360          --
 FCG -- Lvl 6                            --          --       81,209          --       36,364          --
 FCI -- Lvl 2                            --          --       35,431          --          819          --
 FCI -- Lvl 4                            --          --       23,791          --        7,482          --
 FCI -- Lvl 5                            --          --       47,901          --       24,382          --
 FCI -- Lvl 6                            --          --       20,079          --        6,108          --
 GSS -- Lvl 2                            --          --      118,847          --       55,719          --
 GSS -- Lvl 3                            --          --       20,821          --         (517)         --
 GSS -- Lvl 4                            --          --      162,839          --       47,763          --
 GSS -- Lvl 5                            --          --      283,147          --       89,678          --
 GSS  -- Lvl 6                           --          --       93,677          --       28,595          --
 HYS -- Lvl 2                            --          --       89,124          --       23,351          --
 HYS -- Lvl 3                            --          --       12,240          --       12,780          --
 HYS -- Lvl 4                            --          --      103,655          --       40,191          --
 HYS -- Lvl 5                            --          --      193,244          --       85,857          --
 HYS -- Lvl 6                            --          --       78,394          --       26,510          --
 MSS -- Lvl 2                            --          --      146,285          --       16,561          --
 MSS -- Lvl 3                            --          --       40,787          --           --          --
 MSS -- Lvl 4                            --          --      122,398          --       32,851          --
 MSS -- Lvl 5                            --          --      254,040          --       64,556          --
 MSS -- Lvl 6                            --          --       53,728          --       10,890          --
 MIS -- Lvl 1                            --          --       43,799          --           --          --
 MIS  -- Lvl 2                           --          --      703,016          --      129,541          --
 MIS  -- Lvl 3                           --          --       77,099          --       71,234          --
 MIS -- Lvl 4                            --          --      985,524          --      250,996          --
 MIS  -- Lvl 5                           --          --    2,525,259          --      907,991          --
 MIS -- Lvl 6                            --          --      683,757          --      161,102          --
 MMS -- Lvl 1                            --          --           --          --       16,332          --
 MMS -- Lvl 2                            --          --      306,512          --     (149,129)         --
 MMS -- Lvl 4                            --          --      292,278          --     (116,278)         --
 MMS -- Lvl 5                            --          --      616,692          --     (291,537)         --
 MMS -- Lvl 6                            --          --      327,632          --      (55,288)         --
 NWD -- Lvl 2                            --          --      185,101          --       43,783          --
 NWD -- Lvl 3                            --          --       73,021          --       23,410          --
 NWD -- Lvl 4                            --          --      253,686          --       80,833          --
 NWD -- Lvl 5                            --          --      628,499          --      205,769          --
 NWD -- Lvl 6                            --          --      237,581          --       56,356          --
 RES -- Lvl 2                            --          --      253,790          --       39,138          --
 RES -- Lvl 3                            --          --       93,254          --       43,435          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CHOICE
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 FCG -- Lvl 4                          (950)          --      143,533          --
 FCG -- Lvl 5                        (1,056)          --      395,096          --
 FCG -- Lvl 6                          (908)          --      116,665          --
 FCI -- Lvl 2                          (124)          --       36,126          --
 FCI -- Lvl 4                           (33)          --       31,240          --
 FCI -- Lvl 5                          (146)          --       72,137          --
 FCI -- Lvl 6                            (8)          --       26,179          --
 GSS -- Lvl 2                        (1,181)          --      173,385          --
 GSS -- Lvl 3                                         --       20,304          --
 GSS -- Lvl 4                        (1,283)          --      209,319          --
 GSS -- Lvl 5                        (1,833)          --      370,992          --
 GSS  -- Lvl 6                       (1,290)          --      120,982          --
 HYS -- Lvl 2                          (343)          --      112,132          --
 HYS -- Lvl 3                            --           --       25,020          --
 HYS -- Lvl 4                          (545)          --      143,301          --
 HYS -- Lvl 5                          (848)          --      278,253          --
 HYS -- Lvl 6                          (664)          --      104,240          --
 MSS -- Lvl 2                        (2,346)          --      160,500          --
 MSS -- Lvl 3                            --           --       40,787          --
 MSS -- Lvl 4                        (9,800)          --      145,449          --
 MSS -- Lvl 5                          (333)          --      318,263          --
 MSS -- Lvl 6                            (3)          --       64,615          --
 MIS -- Lvl 1                        (2,011)          --       41,788          --
 MIS  -- Lvl 2                       (7,110)          --      825,447          --
 MIS  -- Lvl 3                         (723)          --      147,610          --
 MIS -- Lvl 4                       (14,239)          --    1,222,281          --
 MIS  -- Lvl 5                      (22,305)          --    3,410,945          --
 MIS -- Lvl 6                        (9,155)          --      835,704          --
 MMS -- Lvl 1                            --           --       16,332          --
 MMS -- Lvl 2                        (1,130)          --      156,253          --
 MMS -- Lvl 4                       (39,479)          --      136,521          --
 MMS -- Lvl 5                          (875)          --      324,280          --
 MMS -- Lvl 6                       (68,298)          --      204,046          --
 NWD -- Lvl 2                          (181)          --      228,703          --
 NWD -- Lvl 3                            --           --       96,431          --
 NWD -- Lvl 4                        (1,188)          --      333,331          --
 NWD -- Lvl 5                        (3,423)          --      830,845          --
 NWD -- Lvl 6                       (19,034)          --      274,903          --
 RES -- Lvl 2                        (5,154)          --      287,774          --
 RES -- Lvl 3                          (566)          --      136,123          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CHOICE
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 RES -- Lvl 4                            --          --      417,491          --       70,763          --
 RES -- Lvl 5                            --          --      823,495          --      283,061          --
 RES  -- Lvl 6                           --          --      305,189          --       74,556          --
 RGS -- Lvl 2                            --          --       37,909          --        3,216          --
 RGS -- Lvl 3                            --          --       11,310          --          195          --
 RGS -- Lvl 4                            --          --       48,224          --       23,125          --
 RGS -- Lvl 5                            --          --       93,247          --       34,798          --
 RGS -- Lvl 6                            --          --       34,798          --        5,338          --
 RSS -- Lvl 2                            --          --      124,803          --       22,624          --
 RSS  -- Lvl 3                           --          --       76,583          --         (736)         --
 RSS -- Lvl 4                            --          --      116,209          --       47,189          --
 RSS -- Lvl 5                            --          --      347,279          --      113,077          --
 RSS -- Lvl 6                            --          --       90,288          --       23,011          --
 SIS -- Lvl 2                            --          --       21,978          --        6,730          --
 SIS -- Lvl 3                            --          --       22,057          --        4,108          --
 SIS -- Lvl 4                            --          --       51,706          --       16,078          --
 SIS -- Lvl 5                            --          --       74,381          --       17,848          --
 SIS -- Lvl 6                            --          --       15,926          --        6,115          --
 TEC -- Lvl 1                            --          --       22,577          --           --          --
 TEC -- Lvl 2                            --          --      130,795          --       14,093          --
 TEC -- Lvl 3                            --          --       41,384          --          335          --
 TEC -- Lvl 4                            --          --      156,322          --       30,026          --
 TEC -- Lvl 5                            --          --      527,657          --      120,846          --
 TEC -- Lvl 6                            --          --      120,854          --       35,835          --
 TRS  -- Lvl 2                           --          --      212,637          --        9,121          --
 TRS -- Lvl 3                            --          --       10,625          --           --          --
 TRS -- Lvl 4                            --          --      259,249          --       67,892          --
 TRS -- Lvl 5                            --          --      419,802          --      139,294          --
 TRS -- Lvl 6                            --          --      165,294          --       23,487          --
 UTS -- Lvl 2                            --          --      303,891          --       52,224          --
 UTS -- Lvl 3                            --          --       89,955          --        5,849          --
 UTS -- Lvl 4                            --          --      375,532          --      122,159          --
 UTS -- Lvl 5                            --          --      729,834          --      269,079          --
 UTS -- Lvl 6                            --          --      180,195          --       66,053          --
 GAA -- Lvl 2                            --          --       10,571          --        1,849          --
 GAA -- Lvl 3                            --          --           --          --        9,347          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CHOICE
  CONTRACTS(D): -- CONTINUED
 ------------------------------
 RES -- Lvl 4                       (13,689)          --      474,565          --
 RES -- Lvl 5                        (8,600)          --    1,097,956          --
 RES  -- Lvl 6                       (2,275)          --      377,470          --
 RGS -- Lvl 2                           (28)          --       41,097          --
 RGS -- Lvl 3                            --           --       11,505          --
 RGS -- Lvl 4                        (1,187)          --       70,162          --
 RGS -- Lvl 5                          (245)          --      127,800          --
 RGS -- Lvl 6                           (25)          --       40,111          --
 RSS -- Lvl 2                          (116)          --      147,311          --
 RSS  -- Lvl 3                           --           --       75,847          --
 RSS -- Lvl 4                        (2,948)          --      160,450          --
 RSS -- Lvl 5                          (988)          --      459,368          --
 RSS -- Lvl 6                          (250)          --      113,049          --
 SIS -- Lvl 2                          (247)          --       28,461          --
 SIS -- Lvl 3                            --           --       26,165          --
 SIS -- Lvl 4                        (2,392)          --       65,392          --
 SIS -- Lvl 5                          (272)          --       91,957          --
 SIS -- Lvl 6                           (31)          --       22,010          --
 TEC -- Lvl 1                        (1,037)          --       21,540          --
 TEC -- Lvl 2                        (3,684)          --      141,204          --
 TEC -- Lvl 3                            --           --       41,719          --
 TEC -- Lvl 4                        (2,537)          --      183,811          --
 TEC -- Lvl 5                        (3,791)          --      644,712          --
 TEC -- Lvl 6                          (475)          --      156,214          --
 TRS  -- Lvl 2                       (2,388)          --      219,370          --
 TRS -- Lvl 3                            --           --       10,625          --
 TRS -- Lvl 4                        (1,412)          --      325,729          --
 TRS -- Lvl 5                        (2,599)          --      556,497          --
 TRS -- Lvl 6                          (759)          --      188,022          --
 UTS -- Lvl 2                        (7,198)          --      348,917          --
 UTS -- Lvl 3                          (140)          --       95,664          --
 UTS -- Lvl 4                       (10,307)          --      487,384          --
 UTS -- Lvl 5                       (13,615)          --      985,298          --
 UTS -- Lvl 6                          (477)          --      245,771          --
 GAA -- Lvl 2                        (1,146)          --       11,274          --
 GAA -- Lvl 3                            --           --        9,347          --

(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA CHOICE CONTRACTS:
  -- CONTINUED
 ------------------------------
 GAA -- Lvl 4(d)                         --          --       11,101          --        4,672          --
 GAA -- Lvl 5(d)                         --          --       14,445          --       24,446          --
 GAA -- Lvl 6(d)                         --          --        1,888          --        1,907          --
 GGS -- Lvl 2(d)                         --          --        7,670          --        2,666          --
 GGS -- Lvl 3(d)                         --          --           --          --       12,317          --
 GGS -- Lvl 4(d)                         --          --        9,238          --        3,436          --
 GGS -- Lvl 5(d)                         --          --       36,690          --       17,619          --
 GGS -- Lvl 6(d)                         --          --       22,072          --       11,437          --
 GGR -- Lvl 2(d)                         --          --      140,567          --       14,818          --
 GGR -- Lvl 3(d)                         --          --           --          --        4,465          --
 GGR -- Lvl 4(d)                         --          --      168,573          --       34,209          --
 GGR -- Lvl 5(d)                         --          --      268,257          --      109,191          --
 GGR -- Lvl 6(d)                         --          --       61,081          --       30,008          --
 GTR -- Lvl 2(d)                         --          --        8,505          --       (1,666)         --
 GTR -- Lvl 4(d)                         --          --       19,659          --        5,942          --
 GTR -- Lvl 5(d)                         --          --       15,161          --        5,747          --
 GTR -- Lvl 6(d)                         --          --        3,943          --        1,316          --
 SGS -- Lvl 2(d)                         --          --      115,884          --       19,600          --
 SGS -- Lvl 3(d)                         --          --       20,225          --        5,282          --
 SGS -- Lvl 4(d)                         --          --      206,951          --       56,747          --
 SGS -- Lvl 5(d)                         --          --      485,291          --      119,296          --
 SGS -- Lvl 6(d)                         --          --      123,420          --       12,846          --
 GTS -- Lvl 2(b)                         --          --        7,143          --        3,972          --
 GTS -- Lvl 3(b)                         --          --        9,402          --           --          --
 GTS -- Lvl 4(b)                         --          --        2,002          --        1,543          --
 GTS -- Lvl 5(b)                         --          --       12,754          --        1,762          --
 GTS -- Lvl 6(b)                         --          --        1,836          --          257          --
 MCS -- Lvl 2(b)                         --          --       18,044          --       16,264          --
 MCS -- Lvl 3(b)                         --          --       14,934          --       17,946          --
 MCS -- Lvl 4(b)                         --          --      112,179          --       23,357          --
 MCS -- Lvl 5(b)                         --          --      240,449          --       17,519          --
 MCS -- Lvl 6(b)                         --          --       39,602          --        4,746          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA CHOICE CONTRACTS:
  -- CONTINUED
 ------------------------------
 GAA -- Lvl 4(d)                       (298)          --       15,475          --
 GAA -- Lvl 5(d)                        (65)          --       38,826          --
 GAA -- Lvl 6(d)                        (35)          --        3,760          --
 GGS -- Lvl 2(d)                        (22)          --       10,314          --
 GGS -- Lvl 3(d)                         --           --       12,317          --
 GGS -- Lvl 4(d)                         (2)          --       12,672          --
 GGS -- Lvl 5(d)                        (78)          --       54,231          --
 GGS -- Lvl 6(d)                       (248)          --       33,261          --
 GGR -- Lvl 2(d)                       (228)          --      155,157          --
 GGR -- Lvl 3(d)                       (111)          --        4,354          --
 GGR -- Lvl 4(d)                       (798)          --      201,984          --
 GGR -- Lvl 5(d)                       (789)          --      376,659          --
 GGR -- Lvl 6(d)                     (2,487)          --       88,602          --
 GTR -- Lvl 2(d)                       (524)          --        6,315          --
 GTR -- Lvl 4(d)                         --           --       25,601          --
 GTR -- Lvl 5(d)                        (46)          --       20,862          --
 GTR -- Lvl 6(d)                         (4)          --        5,255          --
 SGS -- Lvl 2(d)                       (188)          --      135,296          --
 SGS -- Lvl 3(d)                         --           --       25,507          --
 SGS -- Lvl 4(d)                     (1,746)          --      261,952          --
 SGS -- Lvl 5(d)                     (4,897)          --      599,690          --
 SGS -- Lvl 6(d)                       (173)          --      136,093          --
 GTS -- Lvl 2(b)                         (8)          --       11,107          --
 GTS -- Lvl 3(b)                         --           --        9,402          --
 GTS -- Lvl 4(b)                        (12)          --        3,533          --
 GTS -- Lvl 5(b)                         --           --       14,516          --
 GTS -- Lvl 6(b)                                      --        2,093          --
 MCS -- Lvl 2(b)                        (26)          --       34,282          --
 MCS -- Lvl 3(b)                         --           --       32,880          --
 MCS -- Lvl 4(b)                       (247)          --      135,289          --
 MCS -- Lvl 5(b)                       (469)          --      257,499          --
 MCS -- Lvl 6(b)                        (10)          --       44,338          --

(b) For the period September 11, 2000 (commencement of operations) through December 31, 2000.
(d) For the period July 17, 2000 (commencement of operations) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                                                                      Units Transferred
                                                                                    Between Sub-Accounts
                                                                                             and
                                    Units Outstanding                                Fixed Accumulation
                                    Beginning of Year         Units Purchased              Account
                                 -----------------------  -----------------------  -----------------------
                                       Year Ended               Year Ended               Year Ended
                                      December 31,             December 31,             December 31,
                                    2000        1999         2000        1999         2000        1999
                                 ----------  -----------  ----------  -----------  ----------  -----------
 MFS REGATTA FLEX 4
 CONTRACTS(D):
 ------------------------------
 CAS -- Lvl 5                            --          --        3,309          --           --          --
 COS -- Lvl 3                            --          --          528          --           --          --
 COS -- Lvl 5                            --          --          404          --           --          --
 MIT -- Lvl 3                            --          --          484          --           --          --
 MIT -- Lvl 4                            --          --          309          --           --          --
 MIT -- Lvl 5                            --          --        7,185          --          (29)         --
 EGS -- Lvl 5                            --          --        5,222          --           13          --
 EIS -- Lvl 4                            --          --          707          --           --          --
 EIS -- Lvl 5                            --          --        1,998          --           --          --
 FCI -- Lvl 5                            --          --        2,079          --           --          --
 GSS -- Lvl 5                            --          --        4,857          --           --          --
 HYS -- Lvl 5                            --          --        2,068          --           --          --
 MIS -- Lvl 3                            --          --          526          --           --          --
 MIS -- Lvl 4                            --          --        1,172          --           --          --
 MIS -- Lvl 5                            --          --        5,967          --           --          --
 MMS -- Lvl 5                            --          --        9,973          --           --          --
 NWD -- Lvl 4                            --          --          164          --           --          --
 NWD -- Lvl 5                            --          --        2,248          --           --          --
 RSS -- Lvl 4                            --          --          314          --           --          --
 TRS -- Lvl 3                            --          --          453          --           --          --
 TRS -- Lvl 4                            --          --          289          --           --          --
 TRS -- Lvl 5                            --          --          376          --           --          --
 UTS -- Lvl 5                            --          --        2,091          --           --          --
 GGR -- Lvl 5                            --          --        1,747          --           --          --
 MCS -- Lvl 4                            --          --          169          --           --          --
 MCS -- Lvl 5                            --          --        2,273          --           --          --


                                     Units Withdrawn,
                                     Surrendered, and         Units Outstanding
                                        Annuitized               End of Year
                                 ------------------------  -----------------------
                                        Year Ended               Year Ended
                                       December 31,             December 31,
                                    2000         1999         2000        1999
                                 ----------  ------------  ----------  -----------
 MFS REGATTA FLEX 4
 CONTRACTS(D):
 ------------------------------
 CAS -- Lvl 5                            --           --        3,309          --
 COS -- Lvl 3                            --           --          528          --
 COS -- Lvl 5                            --           --          404          --
 MIT -- Lvl 3                            --           --          484          --
 MIT -- Lvl 4                            --           --          309          --
 MIT -- Lvl 5                        (2,707)          --        4,449          --
 EGS -- Lvl 5                        (2,989)          --        2,246          --
 EIS -- Lvl 4                            --           --          707          --
 EIS -- Lvl 5                            --           --        1,998          --
 FCI -- Lvl 5                            --           --        2,079          --
 GSS -- Lvl 5                            --           --        4,857          --
 HYS -- Lvl 5                            --           --        2,068          --
 MIS -- Lvl 3                            --           --          526          --
 MIS -- Lvl 4                            --           --        1,172          --
 MIS -- Lvl 5                        (2,905)          --        3,062          --
 MMS -- Lvl 5                            --           --        9,973          --
 NWD -- Lvl 4                            --           --          164          --
 NWD -- Lvl 5                            --           --        2,248          --
 RSS -- Lvl 4                            --           --          314          --
 TRS -- Lvl 3                            --           --          453          --
 TRS -- Lvl 4                            --           --          289          --
 TRS -- Lvl 5                            --           --          376          --
 UTS -- Lvl 5                            --           --        2,091          --
 GGR -- Lvl 5                            --           --        1,747          --
 MCS -- Lvl 4                            --           --          169          --
 MCS -- Lvl 5                            --           --        2,273          --

(d) For the period July 17, 2000 (commencement of operations of Sub-Account) through December 31, 2000.

REGATTA, REGATTA GOLD, REGATTA CLASSIC, REGATTA PLATINUM, REGATTA EXTRA, REGATTA ACCESS, REGATTA CHOICE AND REGATTA FLEX 4 SUB-ACCOUNTS INCLUDED IN SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

NOTES TO FINANCIAL STATEMENTS -- continued
(6) INVESTMENT PURCHASES AND SALES
The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2000:

                                  Purchases       Sales
                                 ------------  ------------
 Bond Series                     $ 33,632,565  $ 13,754,085
 Capital Appreciation Series      562,619,665   404,615,495
 Capital Opportunities Series     419,737,910    59,298,268
 Massachusetts Investors Trust
  Series                          508,194,209   335,636,379
 Emerging Growth Series           545,680,643   174,185,082
 Equity Income Series              74,059,542    11,874,492
 Foreign & Colonial Emerging
  Markets Equity Series            28,395,278    19,608,577
 International Growth Series       95,478,081    36,665,018
 International Growth and
  Income Series                    62,032,025    53,493,994
 Government Securities Series     155,577,929   142,112,893
 High Yield Series                119,092,228   100,905,968
 Managed Sectors Series           268,535,843   127,174,981
 Massachusetts Investors Growth
  Stock Series                    543,302,772    59,635,661
 Money Market Series              656,783,037   704,416,907
 New Discovery Series             185,396,814    29,303,100
 Research Series                  291,633,131   142,562,970
 Research Growth and Income
  Series                           31,308,371    18,581,040
 Research International Series     70,317,279    10,780,660
 Strategic Income Series           19,871,978     6,293,880
 Technology Series                 40,585,417     1,089,248
 Total Return Series              301,835,314   437,583,044
 Utilities Series                 231,613,073    36,501,474
 Global Asset Allocation Series    18,429,086    18,697,962
 Global Governments Series         12,079,510    21,940,086
 Global Growth Series             163,143,308    74,146,265
 Global Total Return Series        16,757,678    16,807,198
 Strategic Growth Series          102,644,183    12,683,045
 Global Telecommunications
  Series                            1,711,691        27,491
 Mid Cap Growth Series             28,308,403       698,854

INDEPENDENT AUDITORS' REPORT

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum,
 Regatta Extra, Regatta Access, Regatta Choice and Regatta Flex 4 Sub-Accounts and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Bond Sub-Account, Capital Appreciation Sub-Account, Capital Opportunities Sub-Account, Massachusetts Investors Trust Sub-Account, Emerging Growth Sub-Account, Equity Income Sub-Account, Foreign & Colonial Emerging Markets Equity Sub-Account, International Growth Sub-Account, International Growth and Income Sub-Account, Government Securities Sub-Account, High Yield Sub-Account, Managed Sectors Sub-Account, Massachusetts Investors Growth Stock Sub-Account, Money Market Sub-Account, New Discovery Sub-Account, Research Sub-Account, Research Growth and Income Sub-Account, Research International Sub-Account, Strategic Income Sub-Account, Technology Series Sub-Account, Total Return Sub-Account, Utilities Sub-Account, Global Asset Allocation Sub-Account, Global Governments Sub-Account, Global Growth Sub-Account, Global Total Return Sub-Account, Strategic Growth Sub-Account, Global Telecommunications Sub-Account and Mid Cap Growth Sub-Account of Sun Life of Canada (U.S.) Variable Account F (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

                                 ANNUAL REPORT

                               DECEMBER 31, 2000

                                      [LOGO]

                                MFS REGATTA GOLD
                              MFS REGATTA CLASSIC
                              MFS REGATTA PLATINUM
                               MFS REGATTA EXTRA
                               MFS REGATTA ACCESS
                               MFS REGATTA CHOICE
                               MFS REGATTA FLEX 4

PROFESSIONALLY MANAGED ANNUITIES ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA
                                     (U.S.)
             A MEMBER OF THE SUN LIFE FINANCIAL GROUP OF COMPANIES

            DIRECTORS AND OFFICERS OF SUN LIFE                      SUN LIFE ASSURANCE
            ASSURANCE COMPANY OF CANADA (U.S.)                      COMPANY OF CANADA (U.S.)
            ----------------------------------------                -----------------------------------
            DONALD A. STEWART, Chairman and Director                ANNUITY SERVICE MAILING ADDRESS:
            C. JAMES PRIEUR, Vice Chairman and Director             Sun Life Retirement Products & Services
            JAMES A. McNULTY, III, President and Director           P.O. Box 1024
            S. CAESAR RABOY, Director                               Boston, Massachusetts 02103-9986
            JAMES C. BAILLE, Director
            DAVID D. HORN, Director                                 GENERAL DISTRIBUTOR
            ANGUS A. MacNAUGHTON, Director                          Clarendon Insurance Agency, Inc.
            WILLIAM W. STINSON, Director                            One Sun Life Executive Park
            PETER F. DEMUTH, Vice President and Chief               Wellesley Hills, Massachusetts 02481
              Counsel and Assistant Secretary
            DAVEY S. SCOON, Vice President, Finance and             CUSTODIAN
              Treasurer                                             State Street Bank and Trust Company
            RONALD J. FERNANDES, Vice President,                    225 Franklin Street
              Retirement Products and Services                      Boston, Massachusetts 02110-2875
            JAMES M.A. ANDERSON, Vice President,
              Investments                                           AUDITORS
            ROBIN L. CAMARA, Vice President,                        Deloitte & Touche LLP
              Human Resources and Administrative Services           200 Berkeley Street
            MARK W. DE TORA, Vice President, Individual             Boston, Massachusetts 02116
              Insurance
            ROBERT P. VROLYK, Vice President and Actuary            This report is prepared for the general information
            ELLEN B. KING, Senior Counsel and Secretary             of contract owners and participants. It is
            JAMES R. SMITH, Vice President and Chief                authorized for distribution to prospective
              Information Officer                                   purchasers only when preceded or accompanied by an
                                                                    effective prospectus.

ACCOUNT INFORMATION: For account information, please call toll free:
1-800-752-7218 anytime from a touch-tone telephone. To speak with a customer service representative, please call toll free: 1-800-752-7215 from 8 a.m. to 6 p.m. Eastern Standard time on any business day.
                                                                GOLD-3 3/01 216M